Consolidated Schedule of Investments (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
% of Net Assets		204.73%	195.73%
% of total assets		95.00%	95.00%
Fair Value		$ 21,508,598,400	$ 11,549,149,400
Total net unfunded revolving loan commitments		10,885,000	5,572,000
Net unrealized gain (loss) for federal tax purposes		206,800,000	67,100,000
Tax cost basis		21,301,849,000	11,485,299,000
Gross unrealized appreciation		354,875,000	194,093,000
Gross unrealized depreciation		148,126,000	126,983,000
Amortized Cost		21,360,914,400	11,482,053,000
Secured borrowing		$ 269,400,000
Coupon		4.17%
Subordinated Certificates to the ADLP
Amortized Cost		$ 2,000,000,000
Total subordinated certificates funded to the ADLP by the Fund
Amortized Cost		391,000,000,000
Total net unfunded revolving and delayed draw loan commitments
Total revolving and delayed draw loan commitments		3,984,599,000	1,669,133,300
Less: funded commitments		(186,050,800)	(112,499,300)
Total net unfunded revolving loan commitments		3,798,548,200	1,556,634,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		(21,494,100)	(603,500)
Total net unfunded revolving and delayed draw loan commitments		3,777,054,100	1,556,030,500
Equity Investment Commitments
Total revolving and delayed draw loan commitments		250,381,300	24,219,600
Less: funded commitments		(101,398,400)	(3,406,400)
Total net unfunded revolving loan commitments		148,982,900	20,813,200
Less: commitments substantially at discretion of the Fund		0	0
Total net unfunded revolving and delayed draw loan commitments		$ 148,982,900	$ 20,813,200
Investments, at Fair Value, and Other Non-Qualifying Assets | Customer Concentration Risk | Non-Qualifying Assets
Composition, percent of fair value		25.00%	23.00%
Non-controlled affiliate company investments
Purchases (cost)		$ 15,079,600	$ 80,696,400
Redemptions (cost)		632,600	85,200
Sales (cost)		0
Interest income		8,404,700	4,037,900
Dividend income		0
Other income		311,500	60,700
Net realized gains (losses)		4,800	1,000
Net unrealized gains (losses)		(768,100)	4,220,100
Fair Value		103,161,400	86,593,400
Controlled affiliate company investments
Purchases (cost)		391,000,000
Interest income		4,805,100
Other income		3,217,400
Fair Value		391,000,000
Investment, Identifier [Axis]: 1261229 B.C. LTD., First lien senior secured loan
Fair Value		65,484,100
Amortized Cost		$ 65,749,000
Coupon		9.97%
Investment, Identifier [Axis]: 1261229 B.C. LTD., First lien senior secured notes
Fair Value		$ 4,346,400
Amortized Cost		$ 4,178,000
Coupon		10.00%
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc.
Total revolving and delayed draw loan commitments		$ 11,247,600
Less: funded commitments		(370,200)
Total net unfunded revolving loan commitments		10,877,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		10,877,400
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., Class A2 shares
Fair Value		12,655,500
Amortized Cost		12,703,700
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., First lien senior secured loan
Fair Value		7,992,300
Amortized Cost		$ 7,571,800
Coupon		7.82%
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., First lien senior secured revolving loan
Fair Value		$ 370,100
Amortized Cost		$ 337,600
Coupon		7.82%
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., Senior subordinated loan
Fair Value		$ 13,520,100
Amortized Cost		$ 12,735,500
Coupon		14.00%
Investment, Identifier [Axis]: 22 HoldCo Limited, Senior subordinated loan
Fair Value		$ 26,215,400	21,591,200
Amortized Cost		$ 24,458,800	$ 21,497,400
Coupon		11.47%	12.73%
Investment, Identifier [Axis]: 3 Step Sports LLC
Total revolving and delayed draw loan commitments		$ 13,584,900	$ 13,584,900
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		13,584,900	13,584,900
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		13,584,900	13,584,900
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, First lien senior secured loan
Fair Value		6,961,300
Amortized Cost		$ 6,895,500
Coupon		8.47%
Investment, Identifier [Axis]: 3 Step Sports LLC, First lien senior secured loan
Fair Value		$ 20,443,600	14,875,000
Amortized Cost		$ 19,716,500	$ 15,728,000
Coupon		10.18%	12.34%
Investment, Identifier [Axis]: 760203 N.B. LTD.
Total revolving and delayed draw loan commitments			$ 4,260,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			4,260,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			4,260,300
Investment, Identifier [Axis]: 760203 N.B. LTD., First lien senior secured loan
Fair Value			19,815,700
Amortized Cost			$ 19,803,800
Coupon			8.80%
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 1
Fair Value			$ 10,023,800
Amortized Cost			$ 10,084,700
Coupon			8.22%
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 2
Fair Value			$ 5,633,400
Amortized Cost			$ 5,560,900
Coupon			9.22%
Investment, Identifier [Axis]: A-AP Buyer, Inc., First lien senior secured loan
Fair Value			$ 6,070,500
Amortized Cost			6,027,500
Coupon		7.61%
Investment, Identifier [Axis]: A8 - A (Feeder) L.P.
Total revolving and delayed draw loan commitments		$ 1,117,700
Less: funded commitments		(718,300)
Total net unfunded revolving loan commitments		399,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		399,400
Investment, Identifier [Axis]: A8 - A (Feeder) L.P., Limited partnership interest
Fair Value		718,300
Amortized Cost		1,000,300
Investment, Identifier [Axis]: ABPCI 2017-1, Collaterized loan obligation
Fair Value		980,700
Amortized Cost		$ 969,400
Coupon		11.38%
Investment, Identifier [Axis]: ABPCI 2019-5A, Collaterized loan obligation
Fair Value		$ 1,106,200	1,128,000
Amortized Cost		$ 1,100,000	$ 1,100,000
Coupon		9.63%	10.37%
Investment, Identifier [Axis]: ABPCI 2022-11, Collaterized loan obligation
Fair Value		$ 6,889,000	$ 7,026,800
Amortized Cost		$ 7,000,000	$ 7,000,000
Coupon		10.86%	11.42%
Investment, Identifier [Axis]: ABPCI 2023-12, Collaterized loan obligation
Fair Value		$ 4,824,100
Amortized Cost		$ 4,800,000
Coupon		12.09%
Investment, Identifier [Axis]: ABPCI 2024-17, Collaterized loan obligation
Fair Value		$ 3,022,200	$ 2,968,700
Amortized Cost		$ 3,000,000	$ 3,000,000
Coupon		11.85%	12.57%
Investment, Identifier [Axis]: ABPCI 2025-20A, Collaterized loan obligation
Fair Value		$ 1,443,200
Amortized Cost		$ 1,450,000
Coupon		10.09%
Investment, Identifier [Axis]: ABPCI 2025-21, Collaterized loan obligation
Fair Value		$ 11,116,700
Amortized Cost		$ 11,000,000
Coupon		11.11%
Investment, Identifier [Axis]: ABPF 2025-2, Collaterized loan obligation 1
Fair Value		$ 17,021,400
Amortized Cost		$ 17,000,000
Coupon		7.85%
Investment, Identifier [Axis]: ABPF 2025-2, Collaterized loan obligation 2
Fair Value		$ 3,605,400
Amortized Cost		$ 3,600,000
Coupon		11.20%
Investment, Identifier [Axis]: ACP Avenu Midco LLC
Total revolving and delayed draw loan commitments		$ 12,009,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		12,009,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		12,009,700
Investment, Identifier [Axis]: ACP Avenu Midco LLC, First lien senior secured loan
Fair Value		25,340,300
Amortized Cost		$ 25,006,600
Coupon		8.74%
Investment, Identifier [Axis]: ACP Tara Holdings, Inc., First lien senior secured loan
Fair Value		$ 8,607,400
Amortized Cost		$ 8,553,100
Coupon		6.97%
Investment, Identifier [Axis]: ADLP LLC
Purchases (cost)		$ 391,000,000
Interest income		4,805,100
Other income		3,217,400
Fair Value		391,000,000
Investment, Identifier [Axis]: ADLP LLC, Membership interest
Fair Value		0
Amortized Cost		0
Investment, Identifier [Axis]: ADLP LLC, Subordinated certificates
Fair Value		391,000,000
Amortized Cost		$ 391,000,000
Coupon		10.00%
Investment, Identifier [Axis]: ADMA Biologics Inc.
Total revolving and delayed draw loan commitments			$ 1,000
Less: funded commitments			(600)
Total net unfunded revolving loan commitments			400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			400
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured loan
Fair Value			2,240,200
Amortized Cost			$ 2,198,700
Coupon			10.85%
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured revolving loan
Fair Value			$ 600
Amortized Cost			$ 600
Coupon			8.34%
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan
Fair Value		$ 116,339,800
Amortized Cost		$ 115,978,300
Coupon		6.86%
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 1
Fair Value			$ 70,901,200
Amortized Cost			$ 70,812,500
Coupon			7.55%
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 2
Fair Value			$ 52,501,700
Amortized Cost			$ 52,554,900
Coupon			8.05%
Investment, Identifier [Axis]: AI Titan Parent, Inc.
Total revolving and delayed draw loan commitments		$ 14,908,700	$ 17,304,700
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		14,908,700	17,304,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		14,908,700	17,304,700
Investment, Identifier [Axis]: AI Titan Parent, Inc., First lien senior secured loan
Fair Value		55,641,300	52,712,800
Amortized Cost		$ 55,167,900	$ 52,738,900
Coupon		8.22%	9.11%
Investment, Identifier [Axis]: AIMCO 2024-22, Collaterized loan obligation
Fair Value		$ 5,059,300
Amortized Cost		$ 5,050,400
Coupon		10.38%
Investment, Identifier [Axis]: AIMCO 2025-23, Collaterized loan obligation
Fair Value		$ 9,015,600
Amortized Cost		$ 8,736,700
Coupon		14.86%
Investment, Identifier [Axis]: AIMCO 2025-24, Collaterized loan obligation
Fair Value		$ 6,653,800
Amortized Cost		$ 6,997,300
Coupon		12.88%
Investment, Identifier [Axis]: AIMCO 2025-28, Collaterized loan obligation
Fair Value		$ 14,852,900
Amortized Cost		$ 14,718,300
Coupon		11.50%
Investment, Identifier [Axis]: AIMCO CLO 30, LTD., Collaterized loan obligation
Fair Value		$ 1,478,200
Amortized Cost		$ 1,478,200
Coupon		21.00%
Investment, Identifier [Axis]: AIP RD Buyer Corp., First lien senior secured loan
Fair Value			$ 17,932,600
Amortized Cost			$ 17,947,500
Coupon			8.36%
Investment, Identifier [Axis]: AL GCX Holdings, LLC , First lien senior secured loan
Fair Value		$ 10,006,300
Amortized Cost		$ 9,962,500
Coupon		5.92%
Investment, Identifier [Axis]: ALP CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P., Private asset-backed investment 1
Fair Value		$ 9,770,000
Amortized Cost		$ 9,770,000
Coupon		12.24%
Investment, Identifier [Axis]: ALP CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P., Private asset-backed investment 2
Fair Value		$ 12,343,200
Amortized Cost		11,666,500
Investment, Identifier [Axis]: ALP CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P., Private asset-backed investment 3
Fair Value		5,721,800
Amortized Cost		5,523,000
Investment, Identifier [Axis]: AMCP Clean Acquisition Company, LLC
Total revolving and delayed draw loan commitments			$ 3,386,300
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,386,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			3,386,300
Investment, Identifier [Axis]: AMCP Clean Acquisition Company, LLC, First lien senior secured loan
Fair Value		7,643,500	5,710,400
Amortized Cost		$ 7,642,900	$ 5,644,500
Coupon		7.94%	9.08%
Investment, Identifier [Axis]: AMWINS Group, Inc., First lien senior secured loan
Fair Value			$ 43,513,600
Amortized Cost			$ 43,463,600
Coupon			6.72%
Investment, Identifier [Axis]: AMWINS Group, LLC, First lien senior secured loan
Fair Value		$ 47,933,000
Amortized Cost		$ 47,742,400
Coupon		5.97%
Investment, Identifier [Axis]: ANCHC 2019-13, Collaterized loan obligation
Fair Value		$ 5,028,700
Amortized Cost		$ 5,000,000
Coupon		10.40%
Investment, Identifier [Axis]: ANCHC 2020-15, Collaterized loan obligation
Fair Value		$ 2,923,100
Amortized Cost		$ 2,900,000
Coupon		10.26%
Investment, Identifier [Axis]: ANCHC 2021-19, Collaterized loan obligation
Fair Value		$ 1,230,600
Amortized Cost		$ 1,230,700
Coupon		13.96%
Investment, Identifier [Axis]: ANCHC 2023-26, Collaterized loan obligation
Fair Value		$ 1,365,300
Amortized Cost		$ 1,350,000
Coupon		10.13%
Investment, Identifier [Axis]: ANCHC 2025-32, Collaterized loan obligation
Fair Value		$ 1,659,800
Amortized Cost		$ 1,650,000
Coupon		11.12%
Investment, Identifier [Axis]: ANCHC 2025-33, Collaterized loan obligation
Fair Value		$ 557,700
Amortized Cost		$ 550,000
Coupon		10.37%
Investment, Identifier [Axis]: ANCHF 2025-18, Collaterized loan obligation
Fair Value		$ 30,992,300
Amortized Cost		$ 32,376,000
Coupon		9.10%
Investment, Identifier [Axis]: ANCHF 2025-19, Collaterized loan obligation
Fair Value		$ 34,926,200
Amortized Cost		$ 37,070,000
Coupon		15.80%
Investment, Identifier [Axis]: AP Adhesives Holdings, LLC
Total revolving and delayed draw loan commitments		$ 15,030,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		15,030,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		15,030,300
Investment, Identifier [Axis]: AP Adhesives Holdings, LLC, First lien senior secured loan
Fair Value		27,554,000
Amortized Cost		$ 27,582,800
Coupon		8.66%
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 1
Fair Value		$ 5,651,600	$ 4,999,000
Amortized Cost		$ 5,600,000	$ 4,892,900
Coupon		10.39%	16.20%
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 2
Fair Value		$ 3,342,100	$ 5,712,700
Amortized Cost		$ 4,363,700	$ 5,600,000
Coupon		8.97%	11.40%
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 3
Fair Value		$ 289,200	$ 391,200
Amortized Cost		$ 365,600	$ 411,600
Coupon		6.77%	11.70%
Investment, Identifier [Axis]: ATRM 15, Collaterized loan obligation
Fair Value		$ 1,626,200	$ 1,928,300
Amortized Cost		$ 1,668,500	$ 1,900,000
Coupon		10.39%	11.15%
Investment, Identifier [Axis]: AUDAX 2024-9, Collaterized loan obligation
Fair Value		$ 2,017,900	$ 2,033,300
Amortized Cost		$ 2,000,000	$ 2,000,000
Coupon		9.08%	9.82%
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan 1
Fair Value		$ 900
Amortized Cost		0
Investment, Identifier [Axis]: AX VI VET HOLDING I APS
Total revolving and delayed draw loan commitments		33,859,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		33,859,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		33,859,300
Investment, Identifier [Axis]: AX VI VET Holding I ApS, First lien senior secured loan 1
Fair Value		2,023,800
Amortized Cost		$ 1,528,100
Coupon		11.03%
Investment, Identifier [Axis]: AX VI VET Holding I ApS, First lien senior secured loan 2
Fair Value		$ 467,800
Amortized Cost		$ 353,200
Coupon		7.65%
Investment, Identifier [Axis]: AX VI VET Holding I ApS, First lien senior secured loan 3
Fair Value		$ 431,400
Amortized Cost		$ 325,700
Coupon		8.99%
Investment, Identifier [Axis]: Access CIG, LLC, First lien senior secured loan
Fair Value		$ 20,991,800	$ 34,108,500
Amortized Cost		$ 21,791,200	$ 33,697,700
Coupon		7.72%	9.59%
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc.
Total revolving and delayed draw loan commitments			$ 1,122,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,122,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			1,122,100
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan
Fair Value			4,095,200
Amortized Cost			$ 4,061,600
Coupon			9.31%
Investment, Identifier [Axis]: Accommodations Plus Technologies LLC
Total revolving and delayed draw loan commitments		$ 1,666,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,666,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,666,700
Investment, Identifier [Axis]: Accommodations Plus Technologies LLC, First lien senior secured loan
Fair Value		16,410,600
Amortized Cost		$ 16,182,200
Coupon		8.94%
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 1
Fair Value		$ 36,559,700	$ 41,471,300
Amortized Cost		$ 36,502,300	$ 41,462,100
Coupon		6.97%	7.11%
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 2
Fair Value		$ 18,044,100	$ 20,205,800
Amortized Cost		$ 18,009,900	$ 20,210,400
Coupon		6.72%	7.36%
Investment, Identifier [Axis]: Actfy Buyer, Inc.
Total revolving and delayed draw loan commitments		$ 11,739,100	$ 15,000,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		11,739,100	15,000,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		11,739,100	15,000,000
Investment, Identifier [Axis]: Actfy Buyer, Inc., First lien senior secured loan
Fair Value		31,518,200	29,925,000
Amortized Cost		$ 31,013,200	$ 29,383,800
Coupon		8.47%	9.36%
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP
Total revolving and delayed draw loan commitments		$ 1,056,300	$ 1,056,300
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,056,300	1,056,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,056,300	1,056,300
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP, First lien senior secured loan
Fair Value		17,569,500	20,762,400
Amortized Cost		$ 17,293,500	$ 20,394,100
Coupon		8.92%	9.58%
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP, Limited partnership interests
Fair Value		$ 136,400	$ 143,700
Amortized Cost		110,500	110,500
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC
Total revolving and delayed draw loan commitments		281,300
Less: funded commitments		(800)
Total net unfunded revolving loan commitments		280,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		280,500
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC, Common units
Fair Value		691,400
Amortized Cost		1,600,500
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC, First lien senior secured loan 1
Fair Value		1,530,600
Amortized Cost		1,530,400
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC, First lien senior secured loan 2
Fair Value		500
Amortized Cost		500
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC, First lien senior secured revolving loan
Fair Value		700
Amortized Cost		$ 700
Coupon		8.97%
Investment, Identifier [Axis]: Adonis Bidco Inc.
Total revolving and delayed draw loan commitments		$ 38,724,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		38,724,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		38,724,400
Investment, Identifier [Axis]: Adonis Bidco Inc., First lien senior secured loan
Fair Value		108,923,700
Amortized Cost		$ 107,058,000
Coupon		9.42%
Investment, Identifier [Axis]: Adonis Bidco Inc., First lien senior secured loan one
Fair Value		$ 5,111,100
Amortized Cost		$ 4,831,800
Coupon		9.17%
Investment, Identifier [Axis]: Aduro Advisors, LLC
Total revolving and delayed draw loan commitments		$ 11,758,300	16,461,700
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		11,758,300	16,461,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		11,758,300	16,461,700
Investment, Identifier [Axis]: Aduro Advisors, LLC, First lien senior secured loan
Fair Value		18,531,100	18,532,100
Amortized Cost		$ 18,391,400	$ 18,546,900
Coupon		8.42%	9.36%
Investment, Identifier [Axis]: Advent International GPE VII-E Limited Partnership
Total revolving and delayed draw loan commitments		$ 1,777,400
Less: funded commitments		(1,137,400)
Total net unfunded revolving loan commitments		640,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		640,000
Investment, Identifier [Axis]: Advent International GPE VII-E Limited Partnership, Limited partnership interest
Fair Value		1,137,400
Amortized Cost		941,000
Investment, Identifier [Axis]: AeriTek Global US Acquisition Inc., AeriTek Global Holdings LLC, and Minus Forty QBD Corp.
Total revolving and delayed draw loan commitments		9,179,700
Less: funded commitments		(3,592,000)
Total net unfunded revolving loan commitments		5,587,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		5,587,700
Investment, Identifier [Axis]: AeriTek Global US Acquisition Inc., AeriTek Global Holdings LLC, and Minus Forty QBD Corp., First lien senior secured loan
Fair Value		90,977,900
Amortized Cost		$ 91,067,900
Coupon		10.32%
Investment, Identifier [Axis]: AeriTek Global US Acquisition Inc., AeriTek Global Holdings LLC, and Minus Forty QBD Corp., First lien senior secured revolving loan
Fair Value		$ 3,454,300
Amortized Cost		$ 3,463,900
Coupon		10.34%
Investment, Identifier [Axis]: Aerin Medical Inc.
Total revolving and delayed draw loan commitments		$ 4,681,400	$ 7,022,100
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		4,681,400	7,022,100
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		4,681,400	7,022,100
Investment, Identifier [Axis]: Aerin Medical Inc., First lien senior secured loan
Fair Value		16,998,000	13,903,700
Amortized Cost		$ 16,660,900	$ 13,674,700
Coupon		10.92%	11.06%
Investment, Identifier [Axis]: Aerin Medical Inc., Series G preferred shares
Fair Value		$ 1,089,900	$ 1,106,200
Amortized Cost		1,106,000	1,106,000
Investment, Identifier [Axis]: Agiliti Health, Inc., First lien senior secured loan
Fair Value		31,223,900	17,403,100
Amortized Cost		$ 31,210,100	$ 17,636,500
Coupon		6.86%	7.38%
Investment, Identifier [Axis]: Airx Climate Solutions, Inc.
Total revolving and delayed draw loan commitments		$ 14,342,000	$ 14,342,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		14,342,000	14,342,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		14,342,000	14,342,000
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan
Fair Value			23,329,100
Amortized Cost			$ 22,856,100
Coupon			10.18%
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan 1
Fair Value		23,093,500	$ 13,244,300
Amortized Cost		$ 22,722,200	$ 13,079,400
Coupon		9.57%	9.47%
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan 2
Fair Value		$ 12,228,300
Amortized Cost		$ 12,226,200
Coupon		8.82%
Investment, Identifier [Axis]: Alcami Corporation
Total revolving and delayed draw loan commitments		$ 547,900	$ 547,900
Less: funded commitments		(116,400)	(41,100)
Total net unfunded revolving loan commitments		431,500	506,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		431,500	506,800
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured loan
Fair Value		4,279,700	4,323,800
Amortized Cost		$ 4,163,100	$ 4,166,400
Coupon		10.96%	11.66%
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured revolving loan
Fair Value		$ 116,400	$ 41,100
Amortized Cost		$ 101,500	$ 21,200
Coupon		10.83%	11.44%
Investment, Identifier [Axis]: Alcresta Therapeutics, Inc.
Total revolving and delayed draw loan commitments		$ 11,166,600
Less: funded commitments		(86,500)
Total net unfunded revolving loan commitments		11,080,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		11,080,100
Investment, Identifier [Axis]: Alcresta Therapeutics, Inc., First lien senior secured loan
Fair Value		8,973,200
Amortized Cost		$ 8,974,500
Coupon		9.27%
Investment, Identifier [Axis]: Alcresta Therapeutics, Inc., First lien senior secured revolving loan
Fair Value		$ 73,500
Amortized Cost		$ 73,700
Coupon		9.24%
Investment, Identifier [Axis]: Aldinger Company Inc
Total revolving and delayed draw loan commitments		$ 13,632,300	$ 5,854,100
Less: funded commitments		(236,300)	0
Total net unfunded revolving loan commitments		13,396,000	5,854,100
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		13,396,000	5,854,100
Investment, Identifier [Axis]: Aldinger Company Inc, First lien senior secured loan
Fair Value		36,670,600	29,004,600
Amortized Cost		$ 36,435,900	$ 29,091,800
Coupon		8.42%	9.61%
Investment, Identifier [Axis]: Aldinger Company Inc, First lien senior secured revolving loan
Fair Value		$ 236,300
Amortized Cost		$ 195,400
Coupon		8.44%
Investment, Identifier [Axis]: Aledade, Inc.
Total revolving and delayed draw loan commitments		$ 38,469,200
Less: funded commitments		(11,940,400)
Total net unfunded revolving loan commitments		26,528,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		26,528,800
Investment, Identifier [Axis]: Aledade, Inc., First lien senior secured revolving loan
Fair Value		11,555,700
Amortized Cost		$ 11,570,100
Coupon		9.64%
Investment, Identifier [Axis]: Alera Group, Inc., First lien senior secured loan
Fair Value		$ 31,693,300
Amortized Cost		$ 31,705,300
Coupon		6.97%
Investment, Identifier [Axis]: AlixPartners, LLP, First lien senior secured loan
Fair Value		$ 75,802,800	$ 35,781,500
Amortized Cost		$ 75,728,800	$ 35,695,000
Coupon		5.72%	6.97%
Investment, Identifier [Axis]: Alliance Laundry Systems LLC, First lien senior secured loan
Fair Value		$ 25,209,000
Amortized Cost		$ 25,061,700
Coupon		6.07%
Investment, Identifier [Axis]: Alliance Laundry Systems LLC., First lien senior secured loan
Fair Value			$ 26,452,000
Amortized Cost			$ 26,230,600
Coupon			7.84%
Investment, Identifier [Axis]: Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, First lien senior secured loan
Fair Value		$ 53,810,400
Amortized Cost		$ 53,528,600
Coupon		6.22%
Investment, Identifier [Axis]: Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, First lien senior secured notes
Fair Value		$ 2,038,500
Amortized Cost		$ 2,036,200
Coupon		6.75%
Investment, Identifier [Axis]: Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Senior subordinated notes
Fair Value		$ 1,999,500
Amortized Cost		$ 1,995,200
Coupon		5.88%
Investment, Identifier [Axis]: Alliant Holdings Intermediate, LLC, First lien senior secured loan
Fair Value			$ 42,237,700
Amortized Cost			$ 42,159,900
Coupon			7.11%
Investment, Identifier [Axis]: Alp CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P.
Total revolving and delayed draw loan commitments		$ 125,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		125,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		125,600
Investment, Identifier [Axis]: Alpha Generation LLC, First lien senior secured loan
Fair Value			$ 7,022,600
Amortized Cost			$ 6,965,500
Coupon			7.11%
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 1
Fair Value		49,107,000	$ 21,774,600
Amortized Cost		$ 49,113,900	$ 21,742,200
Coupon		6.22%	7.11%
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 2
Fair Value		$ 11,196,400	$ 11,862,500
Amortized Cost		$ 11,170,300	$ 11,779,100
Coupon		6.22%	7.36%
Investment, Identifier [Axis]: AmSpec Parent, LLC, First lien senior secured loan
Fair Value			$ 10,050,000
Amortized Cost			$ 9,950,000
Coupon			8.58%
Investment, Identifier [Axis]: Amazon Holdco Inc., First lien senior secured loan
Fair Value			$ 21,182,200
Amortized Cost			$ 21,252,700
Coupon			6.61%
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP
Total revolving and delayed draw loan commitments			$ 3,393,900
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,393,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			3,393,900
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Class A units
Fair Value			195,400
Amortized Cost		$ 1,575,000	1,575,000
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Class C units
Fair Value			9,900
Amortized Cost		768,400	768,400
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Subordinated loan
Fair Value		34,871,600	34,100,700
Amortized Cost		39,930,200	$ 34,167,300
Coupon			16.50%
Investment, Identifier [Axis]: Amethyst Radiotherapy Group B.V.
Total revolving and delayed draw loan commitments			$ 2,070,900
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,070,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			2,070,900
Investment, Identifier [Axis]: Amethyst Radiotherapy Group B.V., First lien senior secured loan
Fair Value			2,070,900
Amortized Cost			$ 2,077,400
Coupon			8.31%
Investment, Identifier [Axis]: Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc., First lien senior secured loan
Fair Value		9,441,100
Amortized Cost		$ 9,427,600
Coupon		6.47%
Investment, Identifier [Axis]: Ankura Consulting Group, LLC, First lien senior secured loan
Fair Value			$ 15,626,900
Amortized Cost			$ 15,684,000
Coupon			7.84%
Investment, Identifier [Axis]: Apax Europe VI - A, L.P.
Total revolving and delayed draw loan commitments		$ 1,008,400
Less: funded commitments		(680,300)
Total net unfunded revolving loan commitments		328,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		328,100
Investment, Identifier [Axis]: Apax Europe VI - A, L.P., Limited partnership interest
Fair Value		680,300
Amortized Cost		612,500
Investment, Identifier [Axis]: Apax Europe VII - B, L.P.
Total revolving and delayed draw loan commitments		375,800
Less: funded commitments		(68,200)
Total net unfunded revolving loan commitments		307,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		307,600
Investment, Identifier [Axis]: Apax Europe VII - B, L.P., Limited partnership interest
Fair Value		68,200
Amortized Cost		341,400
Investment, Identifier [Axis]: Apax VIII - B, L.P.
Total revolving and delayed draw loan commitments		471,200
Less: funded commitments		(260,200)
Total net unfunded revolving loan commitments		211,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		211,000
Investment, Identifier [Axis]: Apax VIII - B, L.P., Limited partnership interest
Fair Value		260,200
Amortized Cost		382,100
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC
Total revolving and delayed draw loan commitments		2,039,600	$ 38,389,100
Less: funded commitments		(614,800)	(1,458,500)
Total net unfunded revolving loan commitments		1,424,800	36,930,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,424,800	36,930,600
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured loan
Fair Value		74,005,300	46,831,700
Amortized Cost		$ 73,146,700	$ 45,687,000
Coupon		8.80%	9.52%
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan
Fair Value		$ 535,000	$ 1,386,900
Amortized Cost		$ 502,600	$ 1,346,000
Coupon		8.71%	9.51%
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, Series B common units
Fair Value		$ 1,967,800	$ 1,620,900
Amortized Cost		1,250,000	1,250,000
Investment, Identifier [Axis]: Applied Systems, Inc., First lien senior secured loan
Fair Value		50,283,800	23,143,400
Amortized Cost		$ 49,970,800	$ 22,965,600
Coupon		6.17%	7.33%
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc.
Total revolving and delayed draw loan commitments		$ 9,083,400	$ 5,819,700
Less: funded commitments		(1,354,600)	0
Total net unfunded revolving loan commitments		7,728,800	5,819,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		7,728,800	5,819,700
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured loan
Fair Value			39,005,400
Amortized Cost			$ 38,678,200
Coupon			9.58%
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured revolving loan
Fair Value		48,166,600
Amortized Cost		$ 47,931,100
Coupon		8.57%
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured revolving loan one
Fair Value		$ 1,219,100
Amortized Cost		$ 1,190,000
Coupon		8.49%
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured revolving loan two
Fair Value		$ 135,500
Amortized Cost		$ 132,200
Coupon		10.50%
Investment, Identifier [Axis]: Aquiline Financial Services Fund LP.
Total revolving and delayed draw loan commitments		$ 546,200
Less: funded commitments		(546,200)
Total net unfunded revolving loan commitments		0
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Investment, Identifier [Axis]: Aquiline Financial Services Fund LP., Limited partnership interest
Fair Value		546,200
Amortized Cost		453,800
Investment, Identifier [Axis]: ArchKey Holdings Inc.
Total revolving and delayed draw loan commitments			$ 2,081,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,081,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			2,081,600
Investment, Identifier [Axis]: ArchKey Holdings Inc., First lien senior secured loan
Fair Value			18,136,700
Amortized Cost			$ 17,963,100
Coupon			9.30%
Investment, Identifier [Axis]: Archduke Buyer, Inc.
Total revolving and delayed draw loan commitments		2,980,300
Less: funded commitments		(1,123,600)
Total net unfunded revolving loan commitments		1,856,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,856,700
Investment, Identifier [Axis]: Archduke Buyer, Inc., First lien senior secured loan
Fair Value		37,829,400
Amortized Cost		$ 37,833,800
Coupon		9.27%
Investment, Identifier [Axis]: Arcline FM Holdings, LLC, First lien senior secured loan
Fair Value		$ 14,628,300
Amortized Cost		$ 14,630,500
Coupon		6.42%
Investment, Identifier [Axis]: Arrow Borrower 2025, Inc.
Total revolving and delayed draw loan commitments		$ 15,876,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		15,876,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		15,876,800
Investment, Identifier [Axis]: Arrow Borrower 2025, Inc., First lien senior secured loan
Fair Value		85,468,200
Amortized Cost		$ 85,481,300
Coupon		8.15%
Investment, Identifier [Axis]: Artemis BidCo 2 LLC
Total revolving and delayed draw loan commitments		$ 8,946,800
Less: funded commitments		(800)
Total net unfunded revolving loan commitments		8,946,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,946,000
Investment, Identifier [Axis]: Artemis BidCo 2 LLC, First lien senior secured loan
Fair Value		31,883,400
Amortized Cost		$ 31,893,800
Coupon		8.67%
Investment, Identifier [Axis]: Artemis BidCo 2 LLC, First lien senior secured revolving loan
Fair Value		$ 700
Amortized Cost		$ 700
Coupon		7.42%
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan
Fair Value		$ 21,522,400	$ 24,667,200
Amortized Cost		$ 23,581,200	$ 24,800,200
Coupon		8.17%	8.83%
Investment, Identifier [Axis]: Artifact Bidco, Inc.
Total revolving and delayed draw loan commitments		$ 10,426,100	$ 10,426,100
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		10,426,100	10,426,100
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		10,426,100	10,426,100
Investment, Identifier [Axis]: Artifact Bidco, Inc., First lien senior secured loan
Fair Value		21,481,300	24,848,900
Amortized Cost		$ 21,310,500	$ 24,615,800
Coupon		7.82%	8.83%
Investment, Identifier [Axis]: Artivion, Inc.
Total revolving and delayed draw loan commitments		$ 21,803,500	$ 18,115,700
Less: funded commitments		(1,983,000)	(1,983,000)
Total net unfunded revolving loan commitments		19,820,500	16,132,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		19,820,500	16,132,700
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured loan
Fair Value		26,884,300	26,884,300
Amortized Cost		$ 26,408,900	$ 26,317,800
Coupon		8.74%	11.09%
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured revolving loan
Fair Value		$ 1,983,000	$ 1,983,000
Amortized Cost		$ 1,911,500	$ 1,899,600
Coupon		7.49%	8.59%
Investment, Identifier [Axis]: AssuredPartners, Inc., First lien senior secured loan
Fair Value			$ 60,138,100
Amortized Cost			$ 60,151,100
Coupon			7.86%
Investment, Identifier [Axis]: Aston Bidco (Holding) Limited, First lien senior secured loan
Fair Value		$ 100,728,800
Amortized Cost		$ 96,588,500
Coupon		9.97%
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 1
Fair Value			$ 26,186,000
Amortized Cost			$ 26,202,300
Coupon			7.72%
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 2
Fair Value			$ 13,824,500
Amortized Cost			$ 13,830,000
Coupon			7.72%
Investment, Identifier [Axis]: Avalara, Inc., First lien senior secured loan
Fair Value		$ 43,120,300
Amortized Cost		$ 42,965,200
Coupon		6.42%
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc.
Total revolving and delayed draw loan commitments		$ 3,440,400	$ 3,440,400
Less: funded commitments		(1,720,200)	(1,032,100)
Total net unfunded revolving loan commitments		1,720,200	2,408,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,720,200	2,408,300
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc. First lien senior secured revolving loan
Fair Value			791,300
Amortized Cost			$ 975,300
Coupon			10.85%
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured loan
Fair Value		22,889,100	$ 24,968,600
Amortized Cost		$ 27,247,900	$ 26,403,500
Coupon		11.07%	3.63%
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured revolving loan
Fair Value		$ 1,135,300
Amortized Cost		$ 1,677,700
Coupon		10.22%
Investment, Identifier [Axis]: Aveanna Healthcare LLC, First lien senior secured loan
Fair Value		$ 31,089,200
Amortized Cost		$ 30,975,000
Coupon		7.47%
Investment, Identifier [Axis]: BABSN 2023-1, Collaterized loan obligation
Fair Value		$ 2,739,300
Amortized Cost		$ 2,700,000
Coupon		10.58%
Investment, Identifier [Axis]: BABSN 2023-3, Collaterized loan obligation
Fair Value			$ 579,900
Amortized Cost			$ 577,700
Coupon			11.99%
Investment, Identifier [Axis]: BALLY 2022-21, Collaterized loan obligation
Fair Value		$ 1,815,500	$ 2,378,900
Amortized Cost		$ 2,216,900	$ 2,406,600
Coupon		9.42%	15.70%
Investment, Identifier [Axis]: BALLY 2023-24, Collaterized loan obligation
Fair Value			$ 1,524,700
Amortized Cost			$ 1,500,000
Coupon			9.71%
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation
Fair Value			$ 1,513,100
Amortized Cost			$ 1,500,000
Coupon			11.43%
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation 1
Fair Value		$ 1,512,800
Amortized Cost		$ 1,500,000
Coupon		9.96%
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation 2
Fair Value		$ 2,784,800
Amortized Cost		$ 3,293,100
Coupon		11.64%
Investment, Identifier [Axis]: BALLY 2025-30, Collaterized loan obligation
Fair Value		$ 5,572,700
Amortized Cost		$ 5,600,000
Coupon		8.89%
Investment, Identifier [Axis]: BC European Capital IX - 2 LP
Total revolving and delayed draw loan commitments		$ 2,330,300
Less: funded commitments		(2,144,600)
Total net unfunded revolving loan commitments		185,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		185,700
Investment, Identifier [Axis]: BC European Capital IX - 2 LP, Limited partnership interest 1
Fair Value		1,128,200
Amortized Cost		735,800
Investment, Identifier [Axis]: BC European Capital IX - 2 LP, Limited partnership interest 2
Fair Value		1,016,400
Amortized Cost		660,800
Investment, Identifier [Axis]: BC European Capital X - 2 LP
Total revolving and delayed draw loan commitments		1,918,800
Less: funded commitments		(1,409,300)
Total net unfunded revolving loan commitments		509,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		509,500
Investment, Identifier [Axis]: BC European Capital X - 2 LP, Limited partnership interest
Fair Value		1,409,300
Amortized Cost		1,262,600
Investment, Identifier [Axis]: BC Partners Galileo (2) L.P.
Total revolving and delayed draw loan commitments		960,700
Less: funded commitments		(924,000)
Total net unfunded revolving loan commitments		36,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		36,700
Investment, Identifier [Axis]: BC Partners Galileo (2) L.P., Limited partnership interest
Fair Value		924,000
Amortized Cost		644,700
Investment, Identifier [Axis]: BCC 2020-1, Collaterized loan obligation
Fair Value			$ 1,765,300
Amortized Cost			$ 1,750,000
Coupon			11.78%
Investment, Identifier [Axis]: BCC 2022-1, Collaterized loan obligation
Fair Value		3,474,000
Amortized Cost		$ 3,306,200
Coupon		20.18%
Investment, Identifier [Axis]: BCC 2023-3, Collaterized loan obligation
Fair Value			$ 1,533,600
Amortized Cost			$ 1,500,000
Coupon			9.88%
Investment, Identifier [Axis]: BCC Blueprint Holdings I, LLC and BCC Blueprint Investments, LLC , Senior subordinated loan
Fair Value		$ 16,250,000
Amortized Cost		$ 15,966,800
Coupon		10.44%
Investment, Identifier [Axis]: BCP Renaissance Parent L.L.C., First lien senior secured loan 1
Fair Value		$ 20,887,800
Amortized Cost		$ 20,828,200
Coupon		6.17%
Investment, Identifier [Axis]: BCPE Empire Holdings, Inc., First lien senior secured loan
Fair Value		$ 8,328,300	$ 17,280,500
Amortized Cost		$ 8,443,200	$ 17,238,800
Coupon		6.97%	7.86%
Investment, Identifier [Axis]: BCPE Pequod Buyer, Inc.
Total revolving and delayed draw loan commitments		$ 8,673,600	$ 8,673,600
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		8,673,600	8,673,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		8,673,600	8,673,600
Investment, Identifier [Axis]: BCPE Pequod Buyer, Inc., First lien senior secured loan
Fair Value			30,268,000
Amortized Cost			$ 29,897,800
Coupon			7.81%
Investment, Identifier [Axis]: BCTO Ignition Purchaser, Inc., First lien senior secured loan
Fair Value			$ 18,115,400
Amortized Cost			$ 17,767,800
Coupon			13.63%
Investment, Identifier [Axis]: BCTO Ignition Purchaser, Inc., Senior subordinated loan
Fair Value		31,639,500
Amortized Cost		31,170,400
Investment, Identifier [Axis]: BEP Intermediate Holdco, LLC, First lien senior secured loan
Fair Value		16,279,400	$ 19,367,900
Amortized Cost		$ 16,216,800	$ 19,287,900
Coupon		6.47%	7.61%
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation
Fair Value			$ 2,354,600
Amortized Cost			$ 2,302,000
Coupon			12.50%
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation 1
Fair Value		$ 1,766,000
Amortized Cost		$ 2,055,000
Coupon		12.42%
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation 2
Fair Value		$ 146,100
Investment, Identifier [Axis]: BGCLO 2023-6, Collaterized loan obligation
Fair Value		1,239,600
Amortized Cost		$ 1,262,500
Coupon		10.02%
Investment, Identifier [Axis]: BGI Purchaser, Inc.
Total revolving and delayed draw loan commitments		$ 33,329,500	$ 33,329,500
Less: funded commitments		(11,109,800)	(11,109,800)
Total net unfunded revolving loan commitments		22,219,700	22,219,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		22,219,700	22,219,700
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured loan
Fair Value		31,679,300	34,354,400
Amortized Cost		$ 31,339,400	$ 33,916,500
Coupon		8.57%	9.51%
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured revolving loan
Fair Value		$ 11,109,800	$ 11,109,800
Amortized Cost		$ 10,987,300	$ 10,959,500
Coupon		7.57%	8.51%
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc.
Total revolving and delayed draw loan commitments		$ 10,424,500	$ 22,688,700
Less: funded commitments		(520,400)	(520,400)
Total net unfunded revolving loan commitments		9,904,100	22,168,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		9,904,100	22,168,300
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc., First lien senior secured loan
Fair Value		54,015,900	42,205,500
Amortized Cost		$ 53,632,200	$ 41,817,800
Coupon		8.73%	9.45%
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc.,First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: BNZ TopCo B.V.
Total revolving and delayed draw loan commitments		$ 22,836,500	20,140,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		22,836,500	20,140,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		22,836,500	20,140,500
Investment, Identifier [Axis]: BNZ TopCo B.V., Senior subordinated loan
Fair Value		12,767,100	11,260,400
Amortized Cost		$ 11,533,500	$ 11,407,900
Coupon		8.77%	8.60%
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan
Fair Value		$ 2,210,700
Amortized Cost		$ 2,191,900
Coupon		10.39%
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 1
Fair Value			$ 2,698,200
Amortized Cost			$ 2,668,100
Coupon			10.71%
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 2
Fair Value			$ 457,500
Amortized Cost			$ 448,100
Coupon			10.99%
Investment, Identifier [Axis]: BROOKP 2024-1, Collaterized loan obligation
Fair Value		$ 1,008,100	$ 1,024,100
Amortized Cost		$ 1,000,000	$ 1,000,000
Coupon		10.38%	11.12%
Investment, Identifier [Axis]: BSP 2016-10, Collaterized loan obligation
Fair Value		$ 2,831,500
Amortized Cost		$ 2,820,000
Coupon		8.88%
Investment, Identifier [Axis]: BSP 2016-9, Collaterized loan obligation
Fair Value		$ 3,093,100	$ 3,148,700
Amortized Cost		$ 3,125,000	$ 3,125,000
Coupon		9.78%	10.52%
Investment, Identifier [Axis]: BSP 2018-14, Collaterized loan obligation
Fair Value		$ 5,503,700	$ 5,633,800
Amortized Cost		$ 5,500,000	$ 5,500,000
Coupon		10.03%	10.74%
Investment, Identifier [Axis]: BSP 2020-22, Collaterized loan obligation
Fair Value		$ 2,370,900
Amortized Cost		$ 2,400,000
Coupon		8.78%
Investment, Identifier [Axis]: BSP 2021-25, Collaterized loan obligation
Fair Value		$ 992,500
Amortized Cost		$ 983,800
Coupon		8.50%
Investment, Identifier [Axis]: BSP 2022-28, Collaterized loan obligation
Fair Value		$ 501,400	$ 501,400
Amortized Cost		$ 500,000	$ 500,000
Coupon		9.28%	9.96%
Investment, Identifier [Axis]: BSP 2022-29, Collaterized loan obligation
Fair Value		$ 3,344,700
Amortized Cost		$ 3,350,000
Coupon		8.46%
Investment, Identifier [Axis]: BSP 2023-30, Collaterized loan obligation
Fair Value		$ 2,012,100
Amortized Cost		$ 2,000,000
Coupon		9.31%
Investment, Identifier [Axis]: BSP 2023-31, Collaterized loan obligation
Fair Value		$ 646,400
Amortized Cost		$ 612,600
Coupon		11.03%
Investment, Identifier [Axis]: BSP 2023-32, Collaterized loan obligation
Fair Value		$ 885,200
Amortized Cost		$ 872,600
Coupon		17.45%
Investment, Identifier [Axis]: BSP 2024-34, Collaterized loan obligation
Fair Value			$ 1,287,900
Amortized Cost			$ 1,250,000
Coupon			11.33%
Investment, Identifier [Axis]: BSP 2024-35, Collaterized loan obligation
Fair Value		$ 1,268,400	$ 1,273,200
Amortized Cost		$ 1,250,000	$ 1,250,000
Coupon		9.96%	10.73%
Investment, Identifier [Axis]: BSP 2024-37, Collaterized loan obligation
Fair Value		$ 7,513,600	$ 8,430,000
Amortized Cost		$ 8,015,900	$ 8,430,000
Coupon		14.77%	12.50%
Investment, Identifier [Axis]: BSP 2024-38, Collaterized loan obligation
Fair Value		$ 3,754,000
Amortized Cost		$ 3,750,000
Coupon		8.86%
Investment, Identifier [Axis]: BSP 2024-38A, Collaterized loan obligation
Fair Value			$ 3,769,500
Amortized Cost			$ 3,750,000
Coupon			9.31%
Investment, Identifier [Axis]: BSP 2025-39, Collaterized loan obligation
Fair Value		$ 1,819,500
Amortized Cost		$ 1,825,000
Coupon		8.40%
Investment, Identifier [Axis]: BSP 2025-40, Collaterized loan obligation 1
Fair Value		$ 1,003,700
Amortized Cost		$ 1,000,000
Coupon		9.50%
Investment, Identifier [Axis]: BSP 2025-40, Collaterized loan obligation 2
Fair Value		$ 8,999,900
Amortized Cost		$ 10,443,300
Coupon		13.28%
Investment, Identifier [Axis]: BSP 2025-41, Collaterized loan obligation
Fair Value		$ 2,814,800
Amortized Cost		$ 2,800,000
Coupon		9.22%
Investment, Identifier [Axis]: BSP 2025-42, Collaterized loan obligation
Fair Value		$ 6,556,000
Amortized Cost		$ 6,600,000
Coupon		8.92%
Investment, Identifier [Axis]: BTCP 2023-1, Collaterized loan obligation
Fair Value		$ 1,746,600	$ 6,100,000
Amortized Cost		$ 1,748,300	$ 6,105,700
Coupon		10.40%	11.10%
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited
Total revolving and delayed draw loan commitments		$ 14,792,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		14,792,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		14,792,900
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited, First lien senior secured loan 1
Fair Value		135,684,000
Amortized Cost		$ 139,542,000
Coupon		9.97%
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited, First lien senior secured loan 2
Fair Value		$ 1,871,100
Amortized Cost		$ 2,068,100
Coupon		9.88%
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited, Ordinary shares
Fair Value		$ 2,556,700
Amortized Cost		3,000,400
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan
Fair Value			$ 12,916,000
Amortized Cost			$ 13,359,100
Coupon			8.66%
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan 1
Fair Value		10,981,200
Amortized Cost		$ 15,647,800
Coupon		8.49%
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan 2
Fair Value		$ 4,297,800
Amortized Cost		$ 3,775,300
Coupon		10.34%
Investment, Identifier [Axis]: BX 2024-SLCT, Commercial mortgage-backed security
Fair Value		$ 24,128,800	$ 24,139,800
Amortized Cost		$ 24,126,100	$ 24,124,500
Coupon		7.14%	7.84%
Investment, Identifier [Axis]: BYRDPK 2025-1, Collaterized loan obligation 1
Fair Value		$ 2,262,100
Amortized Cost		$ 2,178,700
Coupon		10.22%
Investment, Identifier [Axis]: BYRDPK 2025-1, Collaterized loan obligation 2
Fair Value		$ 916,200
Amortized Cost		$ 946,700
Coupon		16.37%
Investment, Identifier [Axis]: BYRDPK 2025-1, Collaterized loan obligation 3
Fair Value		$ 26,600
Investment, Identifier [Axis]: Bad Vibes Forever, LLC and Bad Vibes Forever Publishing, LLC, First lien senior secured loan
Fair Value		18,667,100
Amortized Cost		$ 18,407,700
Coupon		9.10%
Investment, Identifier [Axis]: Badia Spices, LLC
Total revolving and delayed draw loan commitments		$ 21,428,600	$ 21,428,600
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		21,428,600	21,428,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		21,428,600	21,428,600
Investment, Identifier [Axis]: Badia Spices, LLC, First lien senior secured loan
Fair Value		124,392,900	126,321,400
Amortized Cost		$ 122,619,700	$ 126,384,100
Coupon		8.09%	9.07%
Investment, Identifier [Axis]: Bain Capital Europe Fund IV, L.P.
Total revolving and delayed draw loan commitments		$ 785,900
Less: funded commitments		(541,100)
Total net unfunded revolving loan commitments		244,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		244,800
Investment, Identifier [Axis]: Bain Capital Europe Fund IV, L.P., Limited partnership interest
Fair Value		541,100
Amortized Cost		483,400
Investment, Identifier [Axis]: Bain Capital Europe V, SCSp
Total revolving and delayed draw loan commitments		876,200
Less: funded commitments		(812,400)
Total net unfunded revolving loan commitments		63,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		63,800
Investment, Identifier [Axis]: Bain Capital Europe V, SCSp, Limited partnership interest
Fair Value		812,400
Amortized Cost		595,600
Investment, Identifier [Axis]: Bain Capital Fund XI, L.P.
Total revolving and delayed draw loan commitments		3,408,500
Less: funded commitments		(2,331,100)
Total net unfunded revolving loan commitments		1,077,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		1,077,400
Investment, Identifier [Axis]: Bain Capital Fund XI, L.P., Limited partnership interest
Fair Value		2,331,100
Amortized Cost		1,885,900
Investment, Identifier [Axis]: Bain Capital Fund XII, L.P.
Total revolving and delayed draw loan commitments		926,000
Less: funded commitments		(719,500)
Total net unfunded revolving loan commitments		206,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		206,500
Investment, Identifier [Axis]: Bain Capital Fund XII, L.P., Limited partnership interest
Fair Value		719,500
Amortized Cost		459,400
Investment, Identifier [Axis]: Baldwin Risk Partners, LLC, First lien senior secured loan
Fair Value		4,204,700
Amortized Cost		$ 4,197,700
Coupon		6.64%
Investment, Identifier [Axis]: Bamboo US BidCo LLC
Total revolving and delayed draw loan commitments		$ 3,113,600	$ 9,286,200
Less: funded commitments		(700)	0
Total net unfunded revolving loan commitments		3,112,900	9,286,200
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,112,900	9,286,200
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 1
Fair Value		9,322,800	14,056,400
Amortized Cost		$ 8,309,200	$ 13,724,600
Coupon		7.07%	9.77%
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 2
Fair Value		$ 568,900	$ 8,303,600
Amortized Cost		$ 568,900	$ 8,351,500
Coupon		8.98%	8.25%
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured revolving loan
Fair Value		$ 19,508,000
Amortized Cost		$ 19,225,300
Coupon		8.83%
Investment, Identifier [Axis]: Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc.
Total revolving and delayed draw loan commitments		$ 73,089,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		73,089,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		73,089,500
Investment, Identifier [Axis]: Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc. 1
Total revolving and delayed draw loan commitments		90,473,200
Less: funded commitments		0
Total net unfunded revolving loan commitments		90,473,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		90,473,200
Investment, Identifier [Axis]: Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc., First lien senior secured loan
Fair Value		9,818,900
Amortized Cost		$ 9,422,800
Coupon		8.98%
Investment, Identifier [Axis]: Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc., Series A preferred shares
Fair Value		$ 33,723,600
Amortized Cost		28,618,600
Investment, Identifier [Axis]: Barnes Group Inc., First lien senior secured loan
Fair Value			$ 19,990,000
Amortized Cost			$ 19,950,000
Coupon			7.33%
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan 1
Fair Value		18,325,300
Amortized Cost		$ 18,328,700
Coupon		7.72%
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan 2
Fair Value		$ 16,304,800
Amortized Cost		$ 16,085,900
Coupon		7.97%
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan 3
Fair Value		$ 1,412,600
Amortized Cost		$ 1,400,000
Coupon		7.42%
Investment, Identifier [Axis]: Bayou Intermediate II, LLC
Total revolving and delayed draw loan commitments		$ 7,942,100
Less: funded commitments		0
Total net unfunded revolving loan commitments		7,942,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		7,942,100
Investment, Identifier [Axis]: Bayou Intermediate II, LLC, First lien senior secured loan
Fair Value		26,976,400
Amortized Cost		$ 26,997,600
Coupon		8.42%
Investment, Identifier [Axis]: Beacon Pointe Harmony, LLC
Total revolving and delayed draw loan commitments		$ 25,484,100
Less: funded commitments		0
Total net unfunded revolving loan commitments		25,484,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		25,484,100
Investment, Identifier [Axis]: Belfor Holdings, Inc., First lien senior secured loan
Fair Value			$ 12,055,300
Amortized Cost			$ 11,855,900
Coupon			8.11%
Investment, Identifier [Axis]: Bellwether Buyer, L.L.C. and Bellwether Topco V Buyer, Inc.
Total revolving and delayed draw loan commitments		11,525,400
Less: funded commitments		(49,100)
Total net unfunded revolving loan commitments		11,476,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		11,476,300
Investment, Identifier [Axis]: Bellwether Buyer, L.L.C. and Bellwether Topco V Buyer, Inc., First lien senior secured loan
Fair Value		14,330,700
Amortized Cost		$ 14,266,400
Coupon		8.23%
Investment, Identifier [Axis]: Belron Finance US LLC, First lien senior secured loan
Fair Value			$ 22,433,500
Amortized Cost			$ 22,244,500
Coupon			7.27%
Investment, Identifier [Axis]: Berlin Packaging L.L.C., First lien senior secured loan
Fair Value			$ 14,259,800
Amortized Cost			$ 14,223,300
Coupon			7.83%
Investment, Identifier [Axis]: Birdie Bidco, Inc.
Total revolving and delayed draw loan commitments		$ 84,892,800
Less: funded commitments		(1,449,800)
Total net unfunded revolving loan commitments		83,443,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		83,443,000
Investment, Identifier [Axis]: Birdie Bidco, Inc., First lien senior secured loan
Fair Value		72,377,700
Amortized Cost		72,204,400
Investment, Identifier [Axis]: Birdie Bidco, Inc., First lien senior secured revolving loan
Fair Value		890,400
Amortized Cost		$ 870,700
Coupon		8.17%
Investment, Identifier [Axis]: Birdie Bidco, Inc., First lien senior secured revolving loan 1
Fair Value		$ 494,700
Amortized Cost		$ 483,700
Coupon		10.25%
Investment, Identifier [Axis]: Bizzdesign Holding BV, First lien senior secured loan
Fair Value		$ 3,228,500	$ 2,847,500
Amortized Cost		$ 2,828,500	$ 2,814,300
Coupon		8.52%	9.20%
Investment, Identifier [Axis]: Blackstone Capital Partners VI L.P.
Total revolving and delayed draw loan commitments		$ 3,689,400
Less: funded commitments		(1,987,700)
Total net unfunded revolving loan commitments		1,701,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		1,701,700
Investment, Identifier [Axis]: Blackstone Capital Partners VI L.P., Limited partnership interest 1
Fair Value		1,277,100
Amortized Cost		1,044,800
Investment, Identifier [Axis]: Blackstone Capital Partners VI L.P., Limited partnership interest 2
Fair Value		710,600
Amortized Cost		668,500
Investment, Identifier [Axis]: Blazing Star Parent, LLC, First lien senior secured loan
Fair Value		67,961,400
Amortized Cost		$ 67,390,400
Coupon		10.82%
Investment, Identifier [Axis]: Bleriot US Bidco Inc., First lien senior secured loan
Fair Value			$ 4,552,500
Amortized Cost			$ 4,539,800
Coupon			7.08%
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC
Total revolving and delayed draw loan commitments		$ 9,943,600
Less: funded commitments		(359,100)
Total net unfunded revolving loan commitments		9,584,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		9,584,500
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC, Class A-1 units
Fair Value		1,079,900
Amortized Cost		1,134,000
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC, First lien senior secured loan
Fair Value		5,720,200
Amortized Cost		$ 5,659,900
Coupon		8.47%
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC, First lien senior secured revolving loan
Fair Value		$ 359,100
Amortized Cost		$ 341,100
Coupon		8.50%
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P.
Total revolving and delayed draw loan commitments		$ 1,595,700	$ 1,595,700
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,595,700	1,595,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,595,700	1,595,700
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., Class A-1 units
Fair Value		120,800	115,200
Amortized Cost		113,500	113,500
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., First lien senior secured loan
Fair Value		13,102,700	13,236,700
Amortized Cost		$ 12,894,300	$ 12,979,000
Coupon		8.44%	9.07%
Investment, Identifier [Axis]: Bobtail AcquisitionCo, LLC
Total revolving and delayed draw loan commitments		$ 25,414,400
Less: funded commitments		(1,008,100)
Total net unfunded revolving loan commitments		24,406,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		24,406,300
Investment, Identifier [Axis]: Bobtail AcquisitionCo, LLC, First lien senior secured loan
Fair Value		32,233,500
Amortized Cost		$ 32,255,300
Coupon		8.54%
Investment, Identifier [Axis]: Bobtail AcquisitionCo, LLC, First lien senior secured revolving loan
Fair Value		$ 667,300
Amortized Cost		$ 671,900
Coupon		8.44%
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan
Fair Value			$ 22,432,500
Amortized Cost			$ 22,374,600
Coupon			6.83%
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan one
Fair Value		$ 118,911,200
Amortized Cost		$ 118,971,000
Coupon		5.67%
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan two
Fair Value		$ 11,867,900
Amortized Cost		$ 11,817,000
Coupon		4.27%
Investment, Identifier [Axis]: Bracket Intermediate Holding Corp. First lien senior secured loan
Fair Value			$ 33,734,800
Amortized Cost			$ 33,419,100
Coupon			8.58%
Investment, Identifier [Axis]: BradyPlus Holdings, LLC
Total revolving and delayed draw loan commitments			$ 722,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			722,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			722,700
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan
Fair Value		$ 35,579,900
Amortized Cost		$ 35,460,200
Coupon		7.19%
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 1
Fair Value			31,287,100
Amortized Cost			$ 30,800,200
Coupon			9.52%
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 2
Fair Value			$ 198,000
Amortized Cost			$ 190,600
Coupon			9.40%
Investment, Identifier [Axis]: Bridgepoint Europe VI 'E' LP
Total revolving and delayed draw loan commitments		$ 861,000
Less: funded commitments		(793,100)
Total net unfunded revolving loan commitments		67,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		67,900
Investment, Identifier [Axis]: Bridgepoint Europe VI 'E' LP, Limited partnership interest
Fair Value		793,100
Amortized Cost		505,000
Investment, Identifier [Axis]: BrightStar Group Holdings, Inc.
Total revolving and delayed draw loan commitments		3,766,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		3,766,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		3,766,900
Investment, Identifier [Axis]: BrightStar Group Holdings, Inc., First lien senior secured loan
Fair Value		28,448,100
Amortized Cost		$ 28,209,600
Coupon		8.80%
Investment, Identifier [Axis]: Broadcast Music, Inc.
Total revolving and delayed draw loan commitments			$ 5,384,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,384,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			5,384,600
Investment, Identifier [Axis]: Broadcast Music, Inc., First lien senior secured loan
Fair Value			29,467,300
Amortized Cost			$ 28,840,900
Coupon			10.39%
Investment, Identifier [Axis]: Broadstreet Partners, Inc., First lien senior secured loan
Fair Value		$ 38,378,100	$ 31,990,100
Amortized Cost		$ 38,277,900	$ 31,916,400
Coupon		6.47%	7.36%
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan
Fair Value			$ 31,502,200
Amortized Cost			$ 31,413,500
Coupon			6.90%
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 1
Fair Value		$ 25,610,100
Amortized Cost		$ 25,502,700
Coupon		6.22%
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 2
Fair Value		$ 10,927,500
Amortized Cost		$ 10,849,500
Coupon		6.56%
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP
Total revolving and delayed draw loan commitments		$ 22,933,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		22,933,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		22,933,600
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP, First lien senior secured loan 1
Fair Value		43,879,300
Amortized Cost		$ 43,469,000
Coupon		8.47%
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP, First lien senior secured loan 2
Fair Value		$ 8,798,100
Amortized Cost		$ 8,742,400
Coupon		6.65%
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP, Limited partnership interest
Fair Value		$ 2,189,700
Amortized Cost		1,879,400
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 1
Fair Value			$ 6,621,900
Amortized Cost			$ 6,552,400
Coupon			8.58%
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 2
Fair Value			$ 1,031,000
Amortized Cost			$ 1,025,000
Coupon			8.34%
Investment, Identifier [Axis]: Bumble Bidco Limited
Total revolving and delayed draw loan commitments		2,734,400	$ 3,127,400
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		2,734,400	3,127,400
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,734,400	3,127,400
Investment, Identifier [Axis]: Bumble Bidco Limited, First lien senior secured loan
Fair Value		7,779,500	6,645,700
Amortized Cost		$ 7,243,200	$ 6,669,100
Coupon		10.50%	11.49%
Investment, Identifier [Axis]: Burgess Point Purchaser Corporation, First lien senior secured loan
Fair Value		$ 58,328,100	$ 61,814,900
Amortized Cost		$ 66,821,300	$ 66,868,400
Coupon		9.19%	9.68%
Investment, Identifier [Axis]: Businessolver.com, Inc.
Total revolving and delayed draw loan commitments		$ 3,889,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		3,889,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		3,889,400
Investment, Identifier [Axis]: Businessolver.com, Inc., First lien senior secured loan
Fair Value		13,276,400
Amortized Cost		$ 13,243,900
Coupon		8.17%
Investment, Identifier [Axis]: CAIF 1, Commercial mortgage-backed security 1
Fair Value		$ 26,781,100
Amortized Cost		$ 26,125,100
Coupon		9.48%
Investment, Identifier [Axis]: CAIF 1, Commercial mortgage-backed security 2
Fair Value		$ 9,500,700
Amortized Cost		$ 9,199,200
Coupon		10.88%
Investment, Identifier [Axis]: CAVU 2021-1, Collaterized loan obligation
Fair Value		$ 1,003,000	$ 1,006,300
Amortized Cost		$ 1,000,000	$ 1,000,000
Coupon		10.86%	11.63%
Investment, Identifier [Axis]: CAVU 2022-2, Collaterized loan obligation 1
Fair Value		$ 3,011,300
Amortized Cost		$ 2,950,000
Coupon		10.33%
Investment, Identifier [Axis]: CAVU 2022-2, Collaterized loan obligation 2
Fair Value		$ 2,618,200
Amortized Cost		$ 2,575,000
Coupon		8.34%
Investment, Identifier [Axis]: CAVU 2025-2, Collaterized loan obligation
Fair Value		$ 4,544,700
Amortized Cost		$ 4,500,000
Coupon		10.00%
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P.
Total revolving and delayed draw loan commitments		$ 1,900,000
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,900,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,900,000
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P., First lien senior secured loan
Fair Value		9,287,900	$ 7,315,000
Amortized Cost		8,583,800	$ 7,320,300
Coupon			12.50%
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P., Series A-2 preferred shares
Fair Value		1,310,400	$ 1,200,000
Amortized Cost		1,307,600	1,200,000
Investment, Identifier [Axis]: CBTS TopCo, L.P. and CBTS Borrower, LLC
Total revolving and delayed draw loan commitments			1,900,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,900,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			1,900,000
Investment, Identifier [Axis]: CCC Intelligent Solutions Inc., First lien senior secured loan
Fair Value			10,960,600
Amortized Cost			$ 10,940,000
Coupon			6.72%
Investment, Identifier [Axis]: CEDF 2021-14, Collaterized loan obligation
Fair Value		616,400	$ 975,200
Amortized Cost		$ 971,600	$ 995,900
Coupon		15.29%	15.40%
Investment, Identifier [Axis]: CFC Bidco 2022 Limited, First lien senior secured loan
Fair Value		$ 46,549,400
Amortized Cost		$ 46,927,100
Coupon		7.74%
Investment, Identifier [Axis]: CFC Funding LLC, Loan instrument units
Fair Value		$ 6,411,600	$ 5,829,300
Amortized Cost		$ 6,147,000	5,565,500
Coupon		9.75%
Investment, Identifier [Axis]: CGMS 2018-4, Collaterized loan obligation
Fair Value		$ 256,000
Amortized Cost		$ 257,800
Coupon		11.74%
Investment, Identifier [Axis]: CGMS 2019-2, Collaterized loan obligation
Fair Value		$ 4,470,000	4,526,600
Amortized Cost		$ 4,387,500	$ 4,387,500
Coupon		10.90%	11.83%
Investment, Identifier [Axis]: CGMS 2021-5, Collaterized loan obligation
Fair Value		$ 2,515,200
Amortized Cost		$ 2,500,000
Coupon		9.78%
Investment, Identifier [Axis]: CGMS 2021-8, Collaterized loan obligation
Fair Value		$ 6,927,700
Amortized Cost		$ 6,900,000
Coupon		9.23%
Investment, Identifier [Axis]: CGMS 2022-2, Collaterized loan obligation
Fair Value		$ 2,898,800	$ 2,913,000
Amortized Cost		$ 2,850,000	$ 2,850,000
Coupon		10.83%	11.51%
Investment, Identifier [Axis]: CGMS 2022-5, Collaterized loan obligation
Fair Value		$ 4,249,200	$ 4,321,100
Amortized Cost		$ 4,190,000	$ 4,190,000
Coupon		11.00%	12.20%
Investment, Identifier [Axis]: CGMS 2022-6, Collaterized loan obligation
Fair Value		$ 1,030,900
Amortized Cost		$ 996,500
Coupon		18.74%
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation
Fair Value			$ 1,271,500
Amortized Cost			$ 1,250,000
Coupon			9.72%
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation 1
Fair Value		$ 3,732,600
Amortized Cost		$ 3,700,000
Coupon		9.63%
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation 2
Fair Value		$ 11,070,200
Amortized Cost		$ 11,462,400
Coupon		15.00%
Investment, Identifier [Axis]: CGMS 2023-2, Collaterized loan obligation
Fair Value		$ 11,532,100	$ 2,044,500
Amortized Cost		$ 11,948,400	$ 2,000,000
Coupon		17.17%	9.62%
Investment, Identifier [Axis]: CGMS 2024-1, Collaterized loan obligation
Fair Value		$ 1,109,700	$ 1,126,800
Amortized Cost		$ 1,118,700	$ 1,119,300
Coupon		10.82%	11.58%
Investment, Identifier [Axis]: CGMS 2024-2, Collaterized loan obligation
Fair Value		$ 1,516,500	$ 1,544,100
Amortized Cost		$ 1,500,000	$ 1,500,000
Coupon		10.71%	11.48%
Investment, Identifier [Axis]: CGMS 2024-3, Collaterized loan obligation
Fair Value		$ 2,645,200	$ 2,680,900
Amortized Cost		$ 2,600,000	$ 2,600,000
Coupon		10.26%	11.70%
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 1
Fair Value		$ 1,518,200	$ 2,487,900
Amortized Cost		$ 1,500,000	$ 2,409,800
Coupon		9.51%	12.60%
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 2
Fair Value		$ 2,164,300	$ 1,537,600
Amortized Cost		$ 2,240,000	$ 1,500,000
Coupon		12.35%	10.20%
Investment, Identifier [Axis]: CGMS 2025-3, Collaterized loan obligation
Fair Value		$ 3,311,900
Amortized Cost		$ 3,275,000
Coupon		9.33%
Investment, Identifier [Axis]: CGMS 2025-5, Collaterized loan obligation
Fair Value		$ 12,768,500
Amortized Cost		$ 12,767,200
Coupon		12.10%
Investment, Identifier [Axis]: CIFC 2018-1, Collaterized loan obligation
Fair Value		$ 1,662,400	$ 834,000
Amortized Cost		$ 2,052,600	$ 830,000
Coupon		10.50%	9.72%
Investment, Identifier [Axis]: CIFC 2018-5, Collaterized loan obligation
Fair Value		$ 1,212,100
Amortized Cost		$ 1,176,300
Coupon		10.50%
Investment, Identifier [Axis]: CIFC 2019-1, Collaterized loan obligation
Fair Value		$ 754,000
Amortized Cost		$ 890,400
Coupon		11.40%
Investment, Identifier [Axis]: CIFC 2019-4, Collaterized loan obligation
Fair Value		$ 2,766,600
Amortized Cost		$ 2,750,000
Coupon		9.15%
Investment, Identifier [Axis]: CIFC 2019-5, Collaterized loan obligation 1
Fair Value		$ 1,418,700
Amortized Cost		$ 1,385,400
Coupon		17.99%
Investment, Identifier [Axis]: CIFC 2019-5, Collaterized loan obligation 2
Fair Value		$ 166,200
Amortized Cost		$ 162,300
Coupon		17.99%
Investment, Identifier [Axis]: CIFC 2020-4, Collaterized loan obligation
Fair Value			$ 5,528,600
Amortized Cost			$ 5,500,000
Coupon			9.33%
Investment, Identifier [Axis]: CIFC 2021-1, Collaterized loan obligation
Fair Value		$ 1,836,000	$ 1,853,000
Amortized Cost		$ 1,820,000	$ 1,820,000
Coupon		9.86%	10.63%
Investment, Identifier [Axis]: CIFC 2021-4, Collaterized loan obligation
Fair Value		$ 1,014,100	$ 1,027,600
Amortized Cost		$ 1,000,600	$ 1,000,600
Coupon		10.06%	11.37%
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation
Fair Value			$ 3,517,500
Amortized Cost			$ 3,500,000
Coupon			9.41%
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation 1
Fair Value		$ 3,471,500
Amortized Cost		$ 3,431,700
Coupon		9.00%
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation 2
Fair Value		$ 367,600
Amortized Cost		$ 404,000
Coupon		12.69%
Investment, Identifier [Axis]: CIFC 2022-5, Collaterized loan obligation
Fair Value		$ 6,009,000	$ 6,132,800
Amortized Cost		$ 6,000,000	$ 6,000,000
Coupon		7.79%	8.55%
Investment, Identifier [Axis]: CIFC 2022-6, Collaterized loan obligation
Fair Value		$ 442,000	$ 447,900
Amortized Cost		$ 437,500	$ 437,500
Coupon		9.64%	10.36%
Investment, Identifier [Axis]: CIFC 2022-7, Collaterized loan obligation
Fair Value		$ 692,500	$ 689,500
Amortized Cost		$ 687,500	$ 687,500
Coupon		9.21%	9.91%
Investment, Identifier [Axis]: CIFC 2024-1, Collaterized loan obligation
Fair Value		$ 379,200	$ 386,000
Amortized Cost		$ 384,000	$ 384,300
Coupon		10.48%	11.23%
Investment, Identifier [Axis]: CIFC 2024-2, Collaterized loan obligation
Fair Value		$ 2,024,700	$ 2,057,600
Amortized Cost		$ 2,000,000	$ 2,000,000
Coupon		10.26%	11.03%
Investment, Identifier [Axis]: CIFC 2024-4, Collaterized loan obligation
Fair Value		$ 2,022,300	$ 2,511,000
Amortized Cost		$ 2,232,600	$ 2,373,100
Coupon		11.82%	12.70%
Investment, Identifier [Axis]: CIFC 2024-5, Collaterized loan obligation
Fair Value		$ 4,040,500	$ 4,020,800
Amortized Cost		$ 4,000,000	$ 4,000,000
Coupon		9.01%	9.48%
Investment, Identifier [Axis]: CIFC 2025-3, Collaterized loan obligation
Fair Value		$ 8,183,800
Amortized Cost		$ 8,083,000
Coupon		13.34%
Investment, Identifier [Axis]: CIFC 2025-4, Collaterized loan obligation 1
Fair Value		$ 2,191,700
Amortized Cost		$ 2,180,000
Coupon		9.06%
Investment, Identifier [Axis]: CIFC 2025-4, Collaterized loan obligation 2
Fair Value		$ 12,866,200
Amortized Cost		$ 13,099,400
Coupon		12.10%
Investment, Identifier [Axis]: CIFC 2025-7, Collaterized loan obligation
Fair Value		$ 15,522,100
Amortized Cost		$ 15,275,500
Coupon		12.00%
Investment, Identifier [Axis]: CIFC Funding 2025-VI Ltd, Collaterized loan obligation
Fair Value		$ 2,175,100
Amortized Cost		$ 2,150,000
Coupon		8.61%
Investment, Identifier [Axis]: CLRMPK 2025-1, Collaterized loan obligation 1
Fair Value		$ 1,833,000
Amortized Cost		$ 1,802,000
Coupon		9.37%
Investment, Identifier [Axis]: CLRMPK 2025-1, Collaterized loan obligation 2
Fair Value		$ 11,516,400
Amortized Cost		$ 12,721,000
Coupon		13.70%
Investment, Identifier [Axis]: CLRMPK 2025-1, Collaterized loan obligation 3
Fair Value		$ 507,000
Investment, Identifier [Axis]: CMG HoldCo, LLC and CMG Buyer Holdings, Inc.
Total revolving and delayed draw loan commitments		20,950,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		20,950,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		20,950,700
Investment, Identifier [Axis]: CNT Holdings I Corp, First lien senior secured loan
Fair Value		91,611,300	$ 49,727,500
Amortized Cost		$ 91,497,300	$ 49,486,700
Coupon		6.34%	8.09%
Investment, Identifier [Axis]: CP 2018-15, Collaterized loan obligation
Fair Value		$ 5,173,600
Amortized Cost		$ 5,945,800
Coupon		12.20%
Investment, Identifier [Axis]: CP Atlas Buyer Inc, First lien senior secured loan
Fair Value			$ 5,918,400
Amortized Cost			$ 5,961,600
Coupon			8.21%
Investment, Identifier [Axis]: CPFTR 2025-1, Commercial mortgage-backed security
Fair Value		$ 34,506,100
Amortized Cost		$ 34,411,800
Coupon		8.38%
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 1
Fair Value			$ 29,173,500
Amortized Cost			$ 29,099,500
Coupon			6.78%
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 2
Fair Value			$ 5,283,400
Amortized Cost			$ 5,256,700
Coupon			6.36%
Investment, Identifier [Axis]: CPIG Holdco Inc.
Total revolving and delayed draw loan commitments		$ 1,000	$ 1,000
Less: funded commitments		(500)	(500)
Total net unfunded revolving loan commitments		500	500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		500	500
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured loan
Fair Value		14,662,500	14,812,500
Amortized Cost		$ 14,458,200	$ 14,517,400
Coupon		11.09%	11.69%
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured revolving loan
Fair Value		$ 500	$ 500
Amortized Cost		$ 500	$ 500
Coupon		8.84%	9.44%
Investment, Identifier [Axis]: CPPIB OVM Member U.S. LLC, First lien senior secured loan
Fair Value		$ 28,726,500	$ 11,284,000
Amortized Cost		$ 28,474,300	$ 11,168,500
Coupon		6.17%	7.58%
Investment, Identifier [Axis]: CPTPK 2024-1, Collaterized loan obligation
Fair Value		$ 1,411,000	$ 1,442,200
Amortized Cost		$ 1,400,000	$ 1,400,000
Coupon		9.88%	10.62%
Investment, Identifier [Axis]: CPV Fairview, LLC, First lien senior secured loan
Fair Value		$ 14,140,700
Amortized Cost		$ 14,092,900
Coupon		6.17%
Investment, Identifier [Axis]: CQP Holdco L.P., First lien senior secured loan
Fair Value			$ 5,005,000
Amortized Cost			$ 5,021,900
Coupon			6.33%
Investment, Identifier [Axis]: CVC Capital Partners VI (B) L.P.
Total revolving and delayed draw loan commitments		$ 3,694,400
Less: funded commitments		(3,250,100)
Total net unfunded revolving loan commitments		444,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		444,300
Investment, Identifier [Axis]: CVC Capital Partners VI (B) L.P., Limited partnership interest
Fair Value		3,250,100
Amortized Cost		3,631,800
Investment, Identifier [Axis]: CVC Capital Partners VII (A) L.P.
Total revolving and delayed draw loan commitments		638,300
Less: funded commitments		(492,900)
Total net unfunded revolving loan commitments		145,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		145,400
Investment, Identifier [Axis]: CVC Capital Partners VII (A) L.P., Limited partnership interest
Fair Value		492,900
Amortized Cost		420,400
Investment, Identifier [Axis]: CWC Fund I Co-Invest (ALTI) LP, Limited partnership interest
Fair Value		7,909,400
Amortized Cost		6,700,200
Investment, Identifier [Axis]: CWC Fund I Co-Invest (ALTI) LP, Limited partnership interests
Fair Value			$ 7,171,900
Amortized Cost			6,673,600
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 1
Fair Value			8,099,100
Amortized Cost			$ 8,094,200
Coupon			6.61%
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 2
Fair Value			$ 7,702,700
Amortized Cost			$ 7,685,000
Coupon			6.61%
Investment, Identifier [Axis]: Calabrio, Inc., First lien senior secured loan
Fair Value		11,656,000
Amortized Cost		$ 11,787,400
Coupon		7.84%
Investment, Identifier [Axis]: Calera XXVIII, LLC, Limited liability company interests
Fair Value		$ 1,845,300
Amortized Cost		1,845,300
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan
Fair Value			$ 5,974,800
Amortized Cost			$ 5,977,500
Coupon			6.12%
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan 1
Fair Value		34,064,300
Amortized Cost		$ 34,058,500
Coupon		5.47%
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan 2
Fair Value		$ 16,638,100
Amortized Cost		$ 16,640,800
Coupon		5.47%
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan 3
Fair Value		$ 10,662,400
Amortized Cost		$ 10,660,700
Coupon		5.47%
Investment, Identifier [Axis]: Cambrex Corporation
Total revolving and delayed draw loan commitments		$ 65,969,500
Less: funded commitments		(1,162,400)
Total net unfunded revolving loan commitments		64,807,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		64,807,100
Investment, Identifier [Axis]: Cambrex Corporation, First lien senior secured loan
Fair Value		121,190,100	$ 44,820,700
Amortized Cost		$ 120,120,900	$ 44,786,600
Coupon		8.22%	7.96%
Investment, Identifier [Axis]: Cambrex Corporation, First lien senior secured revolving loan
Fair Value		$ 906,700
Amortized Cost		$ 766,700
Coupon		8.33%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company
Total revolving and delayed draw loan commitments		$ 5,523,500	$ 6,212,700
Less: funded commitments		(3,510,500)	(1,445,500)
Total net unfunded revolving loan commitments		2,013,000	4,767,200
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,013,000	4,767,200
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 1
Fair Value		2,242,300
Amortized Cost		$ 2,338,300
Coupon		8.02%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 2
Fair Value		$ 891,400
Amortized Cost		$ 894,600
Coupon		14.02%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 3
Fair Value		$ 197,100
Amortized Cost		$ 197,800
Coupon		15.67%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 4
Fair Value		$ 53,000
Amortized Cost		$ 55,300
Coupon		9.67%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 1
Fair Value			680,000
Amortized Cost			$ 695,000
Coupon			10.56%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 2
Fair Value			$ 680,000
Amortized Cost			$ 695,000
Coupon			5.71%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 3
Fair Value			$ 43,900
Amortized Cost			$ 44,900
Coupon			12.32%
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 4
Fair Value			$ 43,900
Amortized Cost			$ 44,900
Coupon			7.47%
Investment, Identifier [Axis]: Capnor Connery Bidco A/S
Total revolving and delayed draw loan commitments		$ 1,455,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,455,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,455,700
Investment, Identifier [Axis]: Capnor Connery Bidco A/S, First lien senior secured loan one
Fair Value		76,236,100
Amortized Cost		$ 74,814,900
Coupon		8.31%
Investment, Identifier [Axis]: Capnor Connery Bidco A/S, First lien senior secured loan two
Fair Value		$ 4,692,400
Amortized Cost		$ 4,604,900
Coupon		7.74%
Investment, Identifier [Axis]: Cards-Live Oak Holdings, Inc.
Total revolving and delayed draw loan commitments		$ 19,441,900
Less: funded commitments		(2,321,200)
Total net unfunded revolving loan commitments		17,120,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		17,120,700
Investment, Identifier [Axis]: Cards-Live Oak Holdings, Inc., First lien senior secured loan
Fair Value		31,130,900
Amortized Cost		$ 31,139,800
Coupon		8.42%
Investment, Identifier [Axis]: Cards-Live Oak Holdings, Inc., First lien senior secured revolving loan
Fair Value		$ 2,251,500
Amortized Cost		$ 2,253,500
Coupon		10.50%
Investment, Identifier [Axis]: Carrera Bidco Limited, Senior subordinated loan
Fair Value		$ 102,468,300
Amortized Cost		$ 101,321,100
Coupon		7.34%
Investment, Identifier [Axis]: Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P.
Total revolving and delayed draw loan commitments		$ 2,389,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		2,389,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		2,389,600
Investment, Identifier [Axis]: Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P., First lien senior secured loan
Fair Value		24,725,200
Amortized Cost		$ 24,742,200
Coupon		9.47%
Investment, Identifier [Axis]: Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P., Limited partnership interests
Fair Value		$ 4,478,000
Amortized Cost		4,486,800
Investment, Identifier [Axis]: Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P., Senior subordinated loan
Fair Value		20,166,100
Amortized Cost		20,185,200
Investment, Identifier [Axis]: Cast amp; Crew LLC, First lien senior secured loan
Fair Value			$ 9,651,700
Amortized Cost			$ 9,721,800
Coupon			8.11%
Investment, Identifier [Axis]: Catterton Partners VII, L.P.
Total revolving and delayed draw loan commitments		2,098,200
Less: funded commitments		(1,561,900)
Total net unfunded revolving loan commitments		536,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		536,300
Investment, Identifier [Axis]: Catterton Partners VII, L.P., Limited partnership interest
Fair Value		1,561,900
Amortized Cost		1,421,800
Investment, Identifier [Axis]: Celnor Group Limited
Total revolving and delayed draw loan commitments		4,841,600	$ 1,520,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		4,841,600	1,520,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		4,841,600	1,520,000
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan
Fair Value			4,137,900
Amortized Cost			$ 4,129,700
Coupon			9.70%
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 1
Fair Value		5,514,200
Amortized Cost		$ 5,253,000
Coupon		9.39%
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 2
Fair Value		$ 1,637,000
Amortized Cost		$ 1,529,500
Coupon		9.01%
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 3
Fair Value		$ 572,000
Amortized Cost		$ 539,100
Coupon		9.40%
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 4
Fair Value		$ 565,700
Amortized Cost		$ 528,600
Coupon		7.31%
Investment, Identifier [Axis]: Central Parent Inc., First lien senior secured loan
Fair Value		$ 13,563,500
Amortized Cost		$ 14,911,000
Coupon		6.92%
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc.
Total revolving and delayed draw loan commitments		$ 4,310,300	$ 4,310,300
Less: funded commitments		0	(97,100)
Total net unfunded revolving loan commitments		4,310,300	4,213,200
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		4,310,300	4,213,200
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., First lien senior secured loan
Fair Value		36,697,800	38,765,900
Amortized Cost		$ 36,077,500	$ 37,933,800
Coupon		9.47%	10.63%
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., Series A preferred stock
Fair Value		$ 29,283,000	25,293,700
Amortized Cost		28,600,200	24,610,900
Investment, Identifier [Axis]: Century De Buyer LLC, First lien senior secured loan
Fair Value		36,259,900	23,813,000
Amortized Cost		$ 36,379,700	$ 23,652,800
Coupon		6.84%	7.90%
Investment, Identifier [Axis]: Cezanne Bidco
Total revolving and delayed draw loan commitments		$ 6,175,900	$ 2,041,600
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		6,175,900	2,041,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		6,175,900	2,041,600
Investment, Identifier [Axis]: Cezanne Bidco , First lien senior secured loan
Fair Value			10,723,400
Amortized Cost			$ 10,810,300
Coupon			9.18%
Investment, Identifier [Axis]: Cezanne Bidco, First lien senior secured loan
Fair Value		12,640,300
Amortized Cost		$ 11,339,900
Coupon		8.27%
Investment, Identifier [Axis]: Chariot Buyer LLC, First lien senior secured loan
Fair Value		$ 7,073,600
Amortized Cost		$ 7,063,200
Coupon		6.47%
Investment, Identifier [Axis]: Charlotte Buyer, Inc., First lien senior secured loan
Fair Value			$ 17,547,900
Amortized Cost			$ 17,467,700
Coupon			9.14%
Investment, Identifier [Axis]: Chart Industries, Inc., First lien senior secured loan
Fair Value			$ 6,434,900
Amortized Cost			$ 6,397,200
Coupon			7.09%
Investment, Identifier [Axis]: Charter Communications Operating, LLC, First lien senior secured loan
Fair Value			$ 24,141,800
Amortized Cost			$ 24,152,200
Coupon			6.78%
Investment, Identifier [Axis]: Charter Next Generation, Inc., First lien senior secured loan
Fair Value		$ 45,236,700	$ 47,125,200
Amortized Cost		$ 45,235,900	$ 46,988,800
Coupon		6.66%	7.53%
Investment, Identifier [Axis]: Chicago US Midco III, LP
Total revolving and delayed draw loan commitments		$ 2,118,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		2,118,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		2,118,900
Investment, Identifier [Axis]: Chicago US Midco III, LP , First lien senior secured loan
Fair Value		14,285,100
Amortized Cost		$ 14,232,200
Coupon		6.22%
Investment, Identifier [Axis]: Chillaton Bidco Limited
Total revolving and delayed draw loan commitments		$ 1,185,900	$ 2,548,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,185,900	2,548,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,185,900	2,548,000
Investment, Identifier [Axis]: Chillaton Bidco Limited, First lien senior secured loa
Fair Value			5,089,100
Amortized Cost			$ 4,930,600
Coupon			11.22%
Investment, Identifier [Axis]: Chillaton Bidco Limited, First lien senior secured loan
Fair Value		7,029,800
Amortized Cost		$ 6,515,100
Coupon		10.30%
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan
Fair Value		$ 47,742,200
Amortized Cost		$ 47,557,800
Coupon		5.97%
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 1
Fair Value			$ 9,127,200
Amortized Cost			$ 9,077,900
Coupon			7.72%
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 2
Fair Value			$ 8,866,700
Amortized Cost			$ 8,801,400
Coupon			8.11%
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP
Total revolving and delayed draw loan commitments		$ 22,023,700
Less: funded commitments		(370,500)
Total net unfunded revolving loan commitments		21,653,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		21,653,200
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP , Churchill OpCo Holdings LLC and Victory Topco, LP , First lien senior secured revolving loan
Fair Value		370,500
Amortized Cost		$ 304,400
Coupon		8.62%
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP , Class A-2 common units
Fair Value		$ 6,507,600
Amortized Cost		2,329,000
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP , First lien senior secured loan
Fair Value		29,706,900
Amortized Cost		$ 29,447,200
Coupon		8.67%
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC
Total revolving and delayed draw loan commitments		$ 1,500	$ 1,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,500	1,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,500	1,500
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, Class A units
Fair Value		136,900	131,000
Amortized Cost		143,000	131,800
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, First lien senior secured loan
Fair Value		2,739,200	2,767,200
Amortized Cost		$ 2,702,400	$ 2,716,000
Coupon		10.11%	10.48%
Investment, Identifier [Axis]: Clarios Global LP, First lien senior secured loan
Fair Value		$ 6,132,000	$ 12,681,000
Amortized Cost		$ 6,127,000	$ 12,637,200
Coupon		6.22%	6.86%
Investment, Identifier [Axis]: Clayton, Dubilier amp; Rice Fund IX, L.P.
Total revolving and delayed draw loan commitments		$ 1,167,400
Less: funded commitments		(918,600)
Total net unfunded revolving loan commitments		248,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		248,800
Investment, Identifier [Axis]: Clayton, Dubilier amp; Rice Fund IX, L.P., Limited partnership interest
Fair Value		918,600
Amortized Cost		750,900
Investment, Identifier [Axis]: Clearstead Advisors, LLC
Total revolving and delayed draw loan commitments		626,400
Less: funded commitments		(271,400)
Total net unfunded revolving loan commitments		355,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		355,000
Investment, Identifier [Axis]: Clearstead Advisors, LLC, First lien senior secured loan
Fair Value		8,438,600
Amortized Cost		$ 8,405,800
Coupon		8.23%
Investment, Identifier [Axis]: Clearstead Advisors, LLC, First lien senior secured revolving loan
Fair Value		$ 271,400
Amortized Cost		$ 268,200
Coupon		8.22%
Investment, Identifier [Axis]: Cliffwater LLC
Total revolving and delayed draw loan commitments			$ 1,470,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,470,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			1,470,600
Investment, Identifier [Axis]: Cliffwater LLC , First lien senior secured loan
Fair Value			10,946,700
Amortized Cost			$ 10,764,500
Coupon			8.86%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 2
Fair Value			$ 54,633,900
Amortized Cost			$ 54,415,500
Coupon			8.08%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 3
Fair Value			$ 103,100
Amortized Cost			$ 100,000
Coupon			8.25%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan one
Fair Value		$ 66,534,000
Amortized Cost		$ 66,492,200
Coupon		6.92%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan two
Fair Value		$ 64,111,500
Amortized Cost		$ 63,963,400
Coupon		6.92%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured notes
Fair Value		$ 104,500
Amortized Cost		$ 100,000
Coupon		8.25%
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., Second lien senior secured notes
Fair Value		$ 13,639,600	$ 13,300,300
Amortized Cost		$ 13,100,000	$ 13,100,000
Coupon		9.00%	9.00%
Investment, Identifier [Axis]: ClubCorp Holdings, Inc.
Total revolving and delayed draw loan commitments		$ 7,070,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		7,070,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		7,070,400
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan
Fair Value		39,456,200	$ 43,047,000
Amortized Cost		$ 38,904,800	$ 43,130,400
Coupon		8.67%	9.59%
Investment, Identifier [Axis]: Cogentrix Finance Holdco I, LLC, First lien senior secured loan
Fair Value		$ 9,733,600
Amortized Cost		$ 9,694,600
Coupon		5.97%
Investment, Identifier [Axis]: Collision SP Subco, LLC
Total revolving and delayed draw loan commitments		$ 3,511,300	$ 1,383,600
Less: funded commitments		(59,900)	(52,900)
Total net unfunded revolving loan commitments		3,451,400	1,330,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,451,400	1,330,700
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured loan
Fair Value		7,173,700	4,592,600
Amortized Cost		$ 7,086,600	$ 4,515,000
Coupon		8.71%	10.09%
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured revolving loan
Fair Value		$ 59,900	$ 52,900
Amortized Cost		$ 54,600	$ 46,800
Coupon		8.57%	10.09%
Investment, Identifier [Axis]: CommScope Holding Co Inc | First lien senior secured loan
Fair Value		$ 26,096,900
Amortized Cost		$ 26,280,600
Coupon		8.47%
Investment, Identifier [Axis]: Computer Services, Inc.
Total revolving and delayed draw loan commitments		$ 12,629,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		12,629,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		12,629,600
Investment, Identifier [Axis]: Computer Services, Inc., First lien senior secured loan
Fair Value		57,920,900
Amortized Cost		$ 57,637,900
Coupon		8.17%
Investment, Identifier [Axis]: Confluent Medical Technologies, Inc, First lien senior secured loan
Fair Value			$ 30,592,900
Amortized Cost			$ 30,517,400
Coupon			7.85%
Investment, Identifier [Axis]: Confluent Medical Technologies, Inc., First lien senior secured loan
Fair Value		$ 30,362,800
Amortized Cost		$ 30,203,800
Coupon		6.67%
Investment, Identifier [Axis]: ConnectWise, LLC, First lien senior secured loan
Fair Value		$ 69,060,800	$ 46,643,200
Amortized Cost		$ 70,445,200	$ 46,406,000
Coupon		7.43%	8.09%
Investment, Identifier [Axis]: Conservice Midco, LLC, First lien senior secured loan
Fair Value		$ 78,738,500	$ 36,344,000
Amortized Cost		$ 78,733,500	$ 36,128,400
Coupon		6.47%	7.86%
Investment, Identifier [Axis]: Conservice Midco, LLC, Second lien senior secured loan
Fair Value			$ 17,234,200
Amortized Cost			$ 17,234,200
Coupon			9.61%
Investment, Identifier [Axis]: Constellation Wealth Capital Fund, L.P.
Total revolving and delayed draw loan commitments		$ 3,995,700	$ 3,813,500
Less: funded commitments		(3,005,800)	(1,935,700)
Total net unfunded revolving loan commitments		989,900	1,877,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		989,900
Total net unfunded revolving and delayed draw loan commitments			1,877,800
Investment, Identifier [Axis]: Constellation Wealth Capital Fund, L.P., Limited partner interests
Fair Value		3,020,100	1,834,100
Amortized Cost		2,764,200	1,764,700
Investment, Identifier [Axis]: Convera International Holdings Limited and Convera International Financial S.A R.L.
Total revolving and delayed draw loan commitments		1,110,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,110,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,110,500
Investment, Identifier [Axis]: Convera International Holdings Limited and Convera International Financial S.A R.L., First lien senior secured loan
Fair Value		17,143,700
Amortized Cost		$ 17,032,400
Coupon		8.44%
Investment, Identifier [Axis]: CoorsTek, inc , First lien senior secured loan
Fair Value		$ 12,082,600
Amortized Cost		$ 11,941,300
Coupon		6.86%
Investment, Identifier [Axis]: CoreRx, Inc.
Total revolving and delayed draw loan commitments		$ 1,000
Less: funded commitments		(600)
Total net unfunded revolving loan commitments		400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		400
Investment, Identifier [Axis]: CoreRx, Inc., First lien senior secured loan
Fair Value		4,991,000
Amortized Cost		$ 4,991,900
Coupon		10.92%
Investment, Identifier [Axis]: CoreRx, Inc., First lien senior secured revolving loan
Fair Value		$ 600
Amortized Cost		$ 600
Coupon		7.67%
Investment, Identifier [Axis]: Corient Holdings, Inc., Series A preferred stock
Fair Value			22,832,900
Amortized Cost			15,000,000
Investment, Identifier [Axis]: Cority Software Inc., Cority Software (USA) Inc., and Cority Parent, Inc.
Total revolving and delayed draw loan commitments		$ 7,060,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		7,060,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		7,060,600
Investment, Identifier [Axis]: Cority Software Inc., Cority Software (USA) Inc., and Cority Parent, Inc., First lien senior secured loan
Fair Value		34,117,900
Amortized Cost		$ 34,121,400
Coupon		8.34%
Investment, Identifier [Axis]: Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc., First lien senior secured loan
Fair Value		$ 99,297,900
Amortized Cost		$ 103,634,100
Coupon		7.58%
Investment, Identifier [Axis]: Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc., Second lien senior secured loan
Fair Value		$ 70,781,900
Amortized Cost		$ 71,675,100
Coupon		10.33%
Investment, Identifier [Axis]: Corporation Service Company, First lien senior secured loan
Fair Value		$ 40,494,000	6,040,100
Amortized Cost		$ 40,498,000	$ 6,015,200
Coupon		5.72%	6.86%
Investment, Identifier [Axis]: Cotiviti Holdings, Inc., First lien senior secured loan 1
Fair Value		$ 14,190,100
Amortized Cost		$ 14,653,100
Coupon		6.62%
Investment, Identifier [Axis]: Cotiviti Holdings, Inc., First lien senior secured loan 2
Fair Value		$ 3,814,900
Amortized Cost		$ 3,905,000
Coupon		6.62%
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated
Total revolving and delayed draw loan commitments		$ 410,800	$ 410,800
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		410,800	410,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		410,800	410,800
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated, First lien senior secured loan
Fair Value		4,521,300
Amortized Cost		$ 4,454,100
Coupon		9.09%
Investment, Identifier [Axis]: Covanta Holding Corporation, First lien senior secured loan
Fair Value		$ 6,000,000
Amortized Cost		$ 5,985,700
Coupon		5.98%
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L, First lien senior secured loan
Fair Value			3,201,700
Amortized Cost			$ 3,202,700
Coupon			10.09%
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L, First lien senior secured loan 1
Fair Value			$ 9,006,300
Amortized Cost			$ 9,189,400
Coupon			8.28%
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L.
Total revolving and delayed draw loan commitments			$ 4,455,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			4,455,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			4,455,200
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L. and Hamilton Thorne Inc.
Total revolving and delayed draw loan commitments		$ 4,461,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		4,461,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		4,461,700
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L. and Hamilton Thorne Inc., First lien senior secured loan 1
Fair Value		13,859,800
Amortized Cost		$ 12,491,200
Coupon		7.32%
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L. and Hamilton Thorne Inc., First lien senior secured loan 2
Fair Value		$ 3,267,100
Amortized Cost		$ 3,212,000
Coupon		9.04%
Investment, Identifier [Axis]: Creative Artists Agency, LLC, First lien senior secured loan
Fair Value		$ 55,575,400	40,708,000
Amortized Cost		$ 55,439,800	$ 40,599,000
Coupon		6.22%	7.11%
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P.
Total revolving and delayed draw loan commitments		$ 21,965,800	$ 21,965,800
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		21,965,800	21,965,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		21,965,800	21,965,800
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P., First lien senior secured loan
Fair Value		122,896,500	121,658,200
Amortized Cost		$ 121,064,600	$ 121,670,100
Coupon		8.73%	9.63%
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P., Limited partnership interest
Fair Value		$ 6,180,600	$ 4,209,000
Amortized Cost		4,209,000	4,209,000
Investment, Identifier [Axis]: CreekParentInc.AndCreekFeederL.P.Member
Fair Value			125,867,200
Amortized Cost			125,879,100
Investment, Identifier [Axis]: Cross Financial Corp., First lien senior secured loan
Fair Value		4,417,300	9,708,800
Amortized Cost		$ 4,399,200	$ 9,643,000
Coupon		6.47%	7.61%
Investment, Identifier [Axis]: Crown Equipment Corporation, First lien senior secured loan
Fair Value			$ 7,160,600
Amortized Cost			$ 7,090,300
Coupon			6.94%
Investment, Identifier [Axis]: Cube Industrials Buyer, Inc. and Cube Aamp;D Buyer Inc., First lien senior secured loan
Fair Value			$ 19,522,100
Amortized Cost			$ 19,395,700
Coupon			8.13%
Investment, Identifier [Axis]: Curia Global, INC., First lien senior secured loan
Fair Value			$ 30,444,300
Amortized Cost			$ 30,699,000
Coupon			8.44%
Investment, Identifier [Axis]: Curium BidCo S.a r.l., First lien senior secured loan
Fair Value			$ 18,488,600
Amortized Cost			$ 18,350,000
Coupon			7.96%
Investment, Identifier [Axis]: Curium BidCo S.a r.l., First lien senior secured loan 1
Fair Value		$ 13,716,300
Amortized Cost		$ 13,640,100
Coupon		6.67%
Investment, Identifier [Axis]: Cyber US Bidco LLC, Cyber Bidco Limited, and Cyber Midco Limited
Total revolving and delayed draw loan commitments		$ 3,082,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		3,082,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		3,082,800
Investment, Identifier [Axis]: Cyber US Bidco LLC, Cyber Bidco Limited, and Cyber Midco Limited, First lien senior secured loan
Fair Value		11,230,200
Amortized Cost		$ 11,117,900
Coupon		8.69%
Investment, Identifier [Axis]: DCLO 2021-1, Collaterized loan obligation
Fair Value		$ 2,008,600
Amortized Cost		$ 1,981,700
Coupon		15.44%
Investment, Identifier [Axis]: DCLO 2022-3, Collaterized loan obligation
Fair Value		$ 2,559,100
Amortized Cost		$ 2,643,400
Coupon		15.67%
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP
Total revolving and delayed draw loan commitments		$ 20,731,200	$ 213,500
Less: funded commitments		(615,700)	0
Total net unfunded revolving loan commitments		20,115,500	213,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		20,115,500	213,500
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP 1
Total revolving and delayed draw loan commitments		213,500	23,318,600
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		213,500	23,318,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		213,500	0
Total net unfunded revolving and delayed draw loan commitments			23,318,600
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, First lien senior secured loan
Fair Value		45,113,200	39,590,100
Amortized Cost		$ 44,406,100	$ 38,903,900
Coupon		8.19%	9.67%
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, First lien senior secured revolving loan
Fair Value		$ 562,300
Amortized Cost		$ 503,400
Coupon		8.17%
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, Limited partnership interest
Fair Value		$ 4,744,700
Amortized Cost		3,417,300
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, Limited partnership interests
Fair Value			$ 4,589,500
Amortized Cost			3,417,300
Investment, Identifier [Axis]: DP Flores Holdings, LLC
Total revolving and delayed draw loan commitments		22,210,700	22,210,700
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		22,210,700	22,210,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		22,210,700	22,210,700
Investment, Identifier [Axis]: DP Flores Holdings, LLC, First lien senior secured loan
Fair Value		49,334,800	52,049,100
Amortized Cost		$ 48,436,000	$ 52,050,200
Coupon		10.22%	10.83%
Investment, Identifier [Axis]: DRSLF 2022-104, Collaterized loan obligation
Fair Value		$ 5,784,100	$ 5,815,100
Amortized Cost		$ 5,756,000	$ 5,756,000
Coupon		11.29%	11.92%
Investment, Identifier [Axis]: Da Vinci Purchaser Corp., First lien senior secured loan
Fair Value			$ 52,436,400
Amortized Cost			$ 52,314,800
Coupon			7.86%
Investment, Identifier [Axis]: Databricks, Inc.
Total revolving and delayed draw loan commitments		$ 19,846,000	$ 721,300
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		19,846,000	721,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		19,846,000	721,300
Investment, Identifier [Axis]: Databricks, Inc., First lien senior secured loan
Fair Value		87,800	3,262,300
Amortized Cost		$ 87,400	$ 3,262,300
Coupon		8.27%	8.81%
Investment, Identifier [Axis]: Davidson Hotel Company LLC
Total revolving and delayed draw loan commitments		$ 3,365,300	$ 3,456,000
Less: funded commitments		0	(593,200)
Total net unfunded revolving loan commitments		3,365,300	2,862,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,365,300	2,862,800
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured loan
Fair Value		7,013,200	6,818,600
Amortized Cost		$ 6,909,900	$ 6,821,000
Coupon		8.72%	9.36%
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured revolving loan
Fair Value			$ 575,400
Amortized Cost			$ 575,900
Coupon			9.36%
Investment, Identifier [Axis]: Dayforce, Inc., First lien senior secured loan 1
Fair Value		$ 67,732,300
Amortized Cost		$ 67,812,600
Coupon		6.84%
Investment, Identifier [Axis]: Dayforce, Inc., First lien senior secured loan 2
Fair Value		$ 300
Amortized Cost		$ 300
Coupon		5.84%
Investment, Identifier [Axis]: Dedomena Bidco Limited
Total revolving and delayed draw loan commitments		$ 395,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		395,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		395,900
Investment, Identifier [Axis]: Dedomena Bidco Limited, First lien senior secured loan
Fair Value		949,900
Amortized Cost		$ 937,500
Coupon		9.24%
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 2
Fair Value			$ 10,351,700
Amortized Cost			$ 10,336,200
Coupon			6.60%
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 3
Fair Value			$ 5,175,800
Amortized Cost			$ 5,168,100
Coupon			6.33%
Investment, Identifier [Axis]: Demakes Borrower, LLC
Total revolving and delayed draw loan commitments			$ 3,292,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,292,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			3,292,700
Investment, Identifier [Axis]: Demakes Borrower, LLC, First lien senior secured loan
Fair Value			11,590,200
Amortized Cost			$ 11,350,600
Coupon			10.45%
Investment, Identifier [Axis]: Demakes Enterprises, LLC, First lien senior secured loan
Fair Value		$ 11,473,200
Amortized Cost		$ 11,283,800
Coupon		9.67%
Investment, Identifier [Axis]: Denali Intermediate Holdings, Inc. and Denali Parent Holdings, L.P.
Total revolving and delayed draw loan commitments		$ 25,163,500
Less: funded commitments		(666,900)
Total net unfunded revolving loan commitments		24,496,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		24,496,600
Investment, Identifier [Axis]: Denali Intermediate Holdings, Inc. and Denali Parent Holdings, L.P., First lien senior secured loan
Fair Value		226,905,000
Amortized Cost		$ 227,016,700
Coupon		9.23%
Investment, Identifier [Axis]: Denali Intermediate Holdings, Inc. and Denali Parent Holdings, L.P., Series A units
Fair Value		$ 3,194,000
Amortized Cost		3,283,200
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC
Total revolving and delayed draw loan commitments		3,750,000	$ 18,750,000
Less: funded commitments		(1,200,000)	(3,750,000)
Total net unfunded revolving loan commitments		2,550,000	15,000,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,550,000	15,000,000
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured loan
Fair Value		78,036,300	55,687,500
Amortized Cost		$ 77,436,900	$ 55,699,500
Coupon		8.84%	9.59%
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured revolving loan
Fair Value		$ 1,200,000	$ 3,712,500
Amortized Cost		$ 1,169,800	$ 3,713,600
Coupon		8.84%	11.50%
Investment, Identifier [Axis]: Digicert, Inc., Dcert Buyer, Inc., DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P.
Total revolving and delayed draw loan commitments		$ 4,645,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		4,645,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		4,645,300
Investment, Identifier [Axis]: Digicert, Inc., Dcert Buyer, Inc., DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P., First lien senior secured loan
Fair Value		45,603,400
Amortized Cost		$ 45,662,500
Coupon		9.47%
Investment, Identifier [Axis]: Digicert, Inc., Dcert Buyer, Inc., DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P., Second lien senior secured loan
Fair Value		$ 28,496,000
Amortized Cost		$ 29,460,800
Coupon		10.72%
Investment, Identifier [Axis]: Diligent Corporation
Total revolving and delayed draw loan commitments		$ 12,896,500	$ 12,896,500
Less: funded commitments		(1,265,700)	(53,500)
Total net unfunded revolving loan commitments		11,630,800	12,843,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		11,630,800	12,843,000
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured loan
Fair Value		19,738,900	20,988,500
Amortized Cost		$ 19,828,700	$ 20,848,000
Coupon		8.82%	10.09%
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured revolving loan
Fair Value		$ 1,160,700	$ 0
Amortized Cost		$ 1,183,900	0
Coupon		8.75%
Investment, Identifier [Axis]: Dino BidCo S.p.A., Senior subordinated loan
Fair Value		$ 377,357,100
Amortized Cost		$ 330,646,200
Coupon		5.96%
Investment, Identifier [Axis]: Disco Parent, Inc., First lien senior secured loan
Fair Value		$ 3,262,500
Amortized Cost		$ 3,262,200
Coupon		7.07%
Investment, Identifier [Axis]: Display Holding Company, Inc., Saldon Holdings, Inc. and Fastsigns Holdings Inc.
Total revolving and delayed draw loan commitments		$ 505,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		505,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		505,800
Investment, Identifier [Axis]: Display Holding Company, Inc., Saldon Holdings, Inc. and Fastsigns Holdings Inc., First lien senior secured loan
Fair Value		11,058,200
Amortized Cost		$ 11,006,500
Coupon		9.07%
Investment, Identifier [Axis]: Dorado Bidco, Inc.
Total revolving and delayed draw loan commitments		$ 6,628,800	7,519,800
Less: funded commitments		(19,000)	(9,500)
Total net unfunded revolving loan commitments		6,609,800	7,510,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		6,609,800	7,510,300
Investment, Identifier [Axis]: Dorado Bidco, Inc., First lien senior secured loan
Fair Value		6,924,300	6,039,900
Amortized Cost		$ 6,878,200	$ 6,042,600
Coupon		8.22%	9.08%
Investment, Identifier [Axis]: Dorado Bidco, Inc., First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: Doxim Inc.
Total revolving and delayed draw loan commitments		$ 5,733,800
Less: funded commitments		(564,900)
Total net unfunded revolving loan commitments		5,168,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		5,168,900
Investment, Identifier [Axis]: Doxim Inc., First lien senior secured loan
Fair Value		95,080,300
Amortized Cost		$ 95,200,700
Coupon		10.22%
Investment, Identifier [Axis]: DriveCentric Holdings, LLC
Total revolving and delayed draw loan commitments		$ 13,632,300	2,346,300
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		13,632,300	2,346,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		13,632,300	2,346,300
Investment, Identifier [Axis]: DriveCentric Holdings, LLC, First lien senior secured loan
Fair Value		25,659,600
Amortized Cost		$ 25,439,600
Coupon		8.18%
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP
Total revolving and delayed draw loan commitments		$ 14,069,200	16,519,300
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		14,069,200	16,519,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		14,069,200	16,519,300
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP, Class A-2 common units
Fair Value		2,912,200	4,078,200
Amortized Cost		2,662,000	2,662,000
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP, First lien senior secured loan
Fair Value		33,125,600	25,801,500
Amortized Cost		$ 32,914,800	$ 25,815,100
Coupon		8.47%	9.36%
Investment, Identifier [Axis]: Dun amp; Bradstreet Corporation, First lien senior secured loan
Fair Value			$ 44,825,600
Amortized Cost			$ 44,950,900
Coupon			6.59%
Investment, Identifier [Axis]: Dundee Eros, LP, Limited partnership interest
Fair Value		$ 4,560,200	$ 4,283,000
Amortized Cost		4,859,000	4,283,000
Investment, Identifier [Axis]: Duraserv LLC
Total revolving and delayed draw loan commitments		16,748,100	8,426,800
Less: funded commitments		(559,900)	0
Total net unfunded revolving loan commitments		16,188,200	8,426,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		16,188,200	8,426,800
Investment, Identifier [Axis]: Duraserv LLC, First lien senior secured loan
Fair Value		35,823,600	26,781,100
Amortized Cost		$ 35,579,400	$ 26,534,400
Coupon		8.48%	8.90%
Investment, Identifier [Axis]: Duraserv LLC, First lien senior secured revolving loan
Fair Value		$ 559,900
Amortized Cost		$ 528,900
Coupon		8.57%
Investment, Identifier [Axis]: Dynamo US Bidco Inc., First lien senior secured loan
Fair Value		$ 18,591,800	$ 16,845,000
Amortized Cost		$ 18,462,600	$ 16,687,500
Coupon		7.09%	8.26%
Investment, Identifier [Axis]: Dynasty Acquisition Co., Inc., First lien senior secured loan
Fair Value			$ 20,260,700
Amortized Cost			$ 20,160,000
Coupon			6.61%
Investment, Identifier [Axis]: EC Partners Spanish BidCo, S.L.U.
Total revolving and delayed draw loan commitments		$ 978,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		978,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		978,400
Investment, Identifier [Axis]: EC Partners Spanish BidCo, S.L.U., First lien senior secured loan
Fair Value		756,600
Amortized Cost		$ 655,200
Coupon		7.85%
Investment, Identifier [Axis]: ECi Macola/MAX Holding, LLC, First lien senior secured loan
Fair Value		$ 27,988,300
Amortized Cost		$ 27,916,200
Coupon		6.42%
Investment, Identifier [Axis]: EFS Cogen Holdings I LLC, First lien senior secured loan
Fair Value		$ 1,099,900	$ 5,987,400
Amortized Cost		$ 1,092,500	$ 5,941,100
Coupon		6.67%	8.11%
Investment, Identifier [Axis]: ELM DebtCo, LLC
Total revolving and delayed draw loan commitments		$ 1,590,100
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,590,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,590,100
Investment, Identifier [Axis]: ELM DebtCo, LLC , First lien senior secured loan
Fair Value		3,259,800
Amortized Cost		$ 3,260,500
Coupon		8.42%
Investment, Identifier [Axis]: ELM12 2021-5, Collaterized loan obligation
Fair Value		$ 1,462,400	$ 1,509,600
Amortized Cost		$ 1,475,000	$ 1,475,000
Coupon		9.80%	10.47%
Investment, Identifier [Axis]: ELM24 2023-3, Collaterized loan obligation
Fair Value		$ 2,011,600	$ 2,009,700
Amortized Cost		$ 2,000,000	$ 2,000,000
Coupon		8.98%	9.55%
Investment, Identifier [Axis]: ELM27 2024-3, Collaterized loan obligation
Fair Value		$ 2,021,000	$ 2,050,500
Amortized Cost		$ 2,000,000	$ 2,000,000
Coupon		10.13%	10.88%
Investment, Identifier [Axis]: ELM29 2024-5, Collaterized loan obligation
Fair Value		$ 3,517,500	$ 3,615,400
Amortized Cost		$ 3,519,700	$ 3,519,700
Coupon		10.28%	11.02%
Investment, Identifier [Axis]: ELM30 2024-6, Collaterized loan obligation
Fair Value		$ 1,592,500	$ 1,272,100
Amortized Cost		$ 1,604,100	$ 1,268,800
Coupon		9.13%	10.55%
Investment, Identifier [Axis]: ELM32 2024-8, Collaterized loan obligation
Fair Value		$ 1,730,900	$ 2,340,800
Amortized Cost		$ 2,148,200	$ 2,268,000
Coupon		11.65%	12.42%
Investment, Identifier [Axis]: ELM35 2024-11, Collaterized loan obligation
Fair Value		$ 1,264,400	$ 1,505,400
Amortized Cost		$ 1,490,600	$ 1,581,700
Coupon		11.18%	11.20%
Investment, Identifier [Axis]: ELM37 2024-13, Collaterized loan obligation
Fair Value			$ 3,015,000
Amortized Cost			$ 3,000,000
Coupon			9.11%
Investment, Identifier [Axis]: ELM38 2025-1, Collaterized loan obligation
Fair Value		$ 1,507,400
Amortized Cost		$ 1,500,000
Coupon		8.36%
Investment, Identifier [Axis]: ELM39 2025-2, Collaterized loan obligation
Fair Value		$ 1,146,500
Amortized Cost		$ 1,150,000
Coupon		8.28%
Investment, Identifier [Axis]: ELM40 2025-3, Collaterized loan obligation
Fair Value		$ 1,771,300
Amortized Cost		$ 1,750,000
Coupon		9.13%
Investment, Identifier [Axis]: ELM42 2025-5, Collaterized loan obligation
Fair Value		$ 2,278,600
Amortized Cost		$ 2,200,000
Coupon		10.78%
Investment, Identifier [Axis]: ELM44 2025-7, Collaterized loan obligation
Fair Value		$ 20,816,600
Amortized Cost		$ 21,666,600
Coupon		10.50%
Investment, Identifier [Axis]: ELMW1 2019-1, Collaterized loan obligation
Fair Value			$ 6,126,500
Amortized Cost			$ 6,000,000
Coupon			8.37%
Investment, Identifier [Axis]: ELMW2 2019-2, Collaterized loan obligation
Fair Value		$ 4,859,500
Amortized Cost		$ 4,881,500
Coupon		9.63%
Investment, Identifier [Axis]: ELMW4 2020-1, Collaterized loan obligation
Fair Value		$ 2,730,400	$ 2,593,100
Amortized Cost		$ 2,762,200	$ 2,539,100
Coupon		10.03%	10.78%
Investment, Identifier [Axis]: ELMW8 2021-1, Collaterized loan obligation
Fair Value			$ 5,137,600
Amortized Cost			$ 5,086,900
Coupon			10.87%
Investment, Identifier [Axis]: EMB Purchaser, Inc.
Total revolving and delayed draw loan commitments		$ 35,636,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		35,636,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		35,636,400
Investment, Identifier [Axis]: EMB Purchaser, Inc., First lien senior secured loan
Fair Value		119,277,500
Amortized Cost		$ 118,265,600
Coupon		8.25%
Investment, Identifier [Axis]: ESHA Intermediate, LLC
Total revolving and delayed draw loan commitments		$ 5,129,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		5,129,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		5,129,400
Investment, Identifier [Axis]: ESHA Intermediate, LLC, First lien senior secured loan
Fair Value		13,889,700
Amortized Cost		$ 13,820,500
Coupon		8.44%
Investment, Identifier [Axis]: Eagle Parent Corp., First lien senior secured loan
Fair Value		$ 4,224,900	$ 8,509,100
Amortized Cost		$ 4,218,500	$ 8,584,000
Coupon		7.92%	8.58%
Investment, Identifier [Axis]: Echo Purchaser, Inc.
Total revolving and delayed draw loan commitments		$ 3,977,300	$ 8,750,000
Less: funded commitments		0	(2,704,500)
Total net unfunded revolving loan commitments		3,977,300	6,045,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,977,300	6,045,500
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured loan
Fair Value		27,930,000	25,987,500
Amortized Cost		$ 27,581,800	$ 25,563,500
Coupon		9.22%	9.86%
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured revolving loan
Fair Value			$ 2,704,500
Amortized Cost			$ 2,639,900
Coupon			12.00%
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc.
Total revolving and delayed draw loan commitments		$ 30,382,500	$ 30,382,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		30,382,500	30,382,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		30,382,500	30,382,500
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., Class A common units
Fair Value		279,700	261,000
Amortized Cost		261,000	261,000
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., First lien senior secured loan
Fair Value		107,819,500	115,203,800
Amortized Cost		$ 106,944,400	$ 115,257,000
Coupon		8.25%	9.26%
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., Preferred units
Fair Value		$ 3,567,000	$ 3,096,500
Amortized Cost		3,506,300	3,098,900
Investment, Identifier [Axis]: Edition Holdings, Inc. and Enverus, Inc.
Total revolving and delayed draw loan commitments		35,017,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		35,017,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		35,017,300
Investment, Identifier [Axis]: Edition Holdings, Inc. and Enverus, Inc., First lien senior secured loan
Fair Value		69,842,100
Amortized Cost		$ 69,843,600
Coupon		8.20%
Investment, Identifier [Axis]: Edmunds Govtech, Inc.
Total revolving and delayed draw loan commitments		$ 3,669,100	4,224,400
Less: funded commitments		(301,400)	(301,400)
Total net unfunded revolving loan commitments		3,367,700	3,923,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,367,700	3,923,000
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured loan
Fair Value		3,257,800	3,122,900
Amortized Cost		$ 3,191,300	$ 3,068,000
Coupon		8.42%	9.33%
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured revolving loan
Fair Value		$ 301,400
Amortized Cost		$ 297,300
Coupon		7.42%
Investment, Identifier [Axis]: Einstein Parent, Inc.
Total revolving and delayed draw loan commitments		$ 1,719,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,719,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,719,900
Investment, Identifier [Axis]: Einstein Parent, Inc., First lien senior secured loan
Fair Value		16,100,700
Amortized Cost		$ 15,829,300
Coupon		10.36%
Investment, Identifier [Axis]: Electron Bidco Inc., First lien senior secured loan
Fair Value		$ 68,717,100	$ 42,021,300
Amortized Cost		$ 68,390,000	$ 41,878,600
Coupon		6.22%	7.11%
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC
Total revolving and delayed draw loan commitments		$ 11,532,600
Less: funded commitments		(2,441,200)
Total net unfunded revolving loan commitments		9,091,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		9,091,400
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC, Common stock
Fair Value		5,162,000
Amortized Cost		$ 5,162,000
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC, First lien senior secured loan
Coupon		8.87%
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC, First lien senior secured revolving loan
Fair Value		$ 2,372,800
Amortized Cost		$ 2,378,300
Coupon		8.73%
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 1
Fair Value		$ 12,987,000	$ 21,991,200
Amortized Cost		$ 12,926,500	$ 21,908,100
Coupon		6.12%	6.93%
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 2
Fair Value		$ 16,789,500	$ 20,553,500
Amortized Cost		$ 16,739,900	$ 20,455,200
Coupon		6.07%	6.83%
Investment, Identifier [Axis]: Empower Payments Investor, LLC
Total revolving and delayed draw loan commitments		$ 2,863,700	$ 2,674,400
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		2,863,700	2,674,400
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,863,700	2,674,400
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan
Fair Value			12,233,100
Amortized Cost			$ 12,016,700
Coupon			8.86%
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan 1
Fair Value		22,155,000
Amortized Cost		$ 21,889,800
Coupon		8.23%
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan 2
Fair Value		$ 1,713,100
Amortized Cost		$ 1,705,300
Coupon		8.62%
Investment, Identifier [Axis]: Endeavor Bidco LLC and Endeavor TopCo, Inc., Class A common units
Fair Value		$ 3,897,400	$ 2,540,000
Amortized Cost		2,540,000	2,540,000
Investment, Identifier [Axis]: Endeavor Bidco LLC and Endeavor TopCo, Inc., First lien senior secured loan
Fair Value		13,196,000	8,225,900
Amortized Cost		$ 13,034,200	$ 8,238,100
Coupon		7.92%	8.58%
Investment, Identifier [Axis]: Endeavor Group Holdings, Inc., First lien senior secured loan
Fair Value		$ 27,319,600
Amortized Cost		$ 27,161,500
Coupon		6.72%
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC
Total revolving and delayed draw loan commitments		$ 5,865,300
Less: funded commitments		(2,346,100)
Total net unfunded revolving loan commitments		3,519,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		3,519,200
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , Common units
Fair Value		1,051,200
Amortized Cost		1,051,200
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , First lien senior secured loan
Fair Value		64,691,500
Amortized Cost		$ 63,439,400
Coupon		10.17%
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , First lien senior secured revolving loan
Fair Value		$ 2,316,800
Amortized Cost		$ 2,203,800
Coupon		10.17%
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , Preferred equity
Fair Value		$ 9,460,800
Amortized Cost		9,460,800
Investment, Identifier [Axis]: Ensemble RCM, LLC, First lien senior secured loan
Fair Value		59,296,300	$ 35,351,900
Amortized Cost		$ 59,038,900	$ 35,100,200
Coupon		6.84%	7.59%
Investment, Identifier [Axis]: Ensono, Inc., First lien senior secured loan
Fair Value		$ 31,782,100
Amortized Cost		$ 31,660,900
Coupon		7.83%
Investment, Identifier [Axis]: Entrata Inc, First lien senior secured loan
Fair Value		$ 3,589,800
Amortized Cost		$ 3,582,000
Coupon		6.72%
Investment, Identifier [Axis]: Envisage Management Ltd
Total revolving and delayed draw loan commitments		$ 2,918,300	$ 3,475,300
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		2,918,300	3,475,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,918,300	3,475,300
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan
Fair Value			3,146,900
Amortized Cost			$ 3,092,700
Coupon			9.74%
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan 1
Fair Value		5,955,000	$ 2,258,600
Amortized Cost		$ 5,520,300	$ 2,262,800
Coupon		10.96%	12.22%
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan 2
Fair Value		$ 821,100
Amortized Cost		$ 705,300
Coupon		10.24%
Investment, Identifier [Axis]: Enviva Inc., First lien senior secured loan
Fair Value		$ 21,331,800
Amortized Cost		21,428,700
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan
Fair Value		46,850,800	$ 39,013,500
Amortized Cost		$ 46,722,600	$ 38,721,200
Coupon		6.22%	7.11%
Investment, Identifier [Axis]: Equinox Holdings, Inc., First lien senior secured loan
Fair Value		$ 42,468,900	$ 43,091,200
Amortized Cost		41,544,100	$ 41,828,300
Coupon			12.58%
Investment, Identifier [Axis]: Equinox Holdings, Inc., Second lien senior secured loan
Fair Value		4,449,600	$ 3,803,500
Amortized Cost		$ 4,404,100	$ 3,727,600
Coupon		16.00%	16.00%
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd
Total revolving and delayed draw loan commitments		$ 507,400	$ 919,800
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		507,400	919,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		507,400	919,800
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd, First lien senior secured loan
Fair Value		2,232,100	6,346,100
Amortized Cost		$ 2,182,000	$ 6,623,800
Coupon		8.71%	10.72%
Investment, Identifier [Axis]: Euribor
Coupon		0.021%
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC
Total revolving and delayed draw loan commitments			$ 1,068,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,068,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			1,068,600
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, First lien senior secured loan
Fair Value			10,233,800
Amortized Cost			$ 10,067,500
Coupon			9.83%
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, Health Buyer LLC and Excel Fitness Holdings, Inc.
Total revolving and delayed draw loan commitments		$ 1,645,900
Less: funded commitments		(202,600)
Total net unfunded revolving loan commitments		1,443,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,443,300
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, Health Buyer LLC and Excel Fitness Holdings, Inc., First lien senior secured loan
Fair Value		10,985,100
Amortized Cost		$ 10,864,500
Coupon		8.42%
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, Health Buyer LLC and Excel Fitness Holdings, Inc., First lien senior secured revolving loan
Fair Value		$ 202,600
Amortized Cost		$ 202,600
Coupon		8.48%
Investment, Identifier [Axis]: Excelitas Technologies Corp.
Total revolving and delayed draw loan commitments		$ 32,500,000	$ 32,500,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		32,500,000	32,500,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		32,500,000	32,500,000
Investment, Identifier [Axis]: Excelitas Technologies Corp., First lien senior secured loan
Fair Value		32,500,000	32,500,000
Amortized Cost		$ 32,500,000	$ 32,500,000
Coupon		8.97%	9.61%
Investment, Identifier [Axis]: Expereo USA, Inc. and Ristretto Bidco B.V.
Total revolving and delayed draw loan commitments		$ 15,713,500	$ 19,830,600
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		15,713,500	19,830,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		15,713,500	19,830,600
Investment, Identifier [Axis]: Expereo USA, Inc. and Ristretto Bidco B.V., First lien senior secured loan
Fair Value		59,420,800	54,617,700
Amortized Cost		$ 60,299,000	$ 54,622,700
Coupon		10.22%	10.40%
Investment, Identifier [Axis]: FCG Acquisitions, Inc., First lien senior secured loan
Fair Value		$ 51,361,400	$ 20,417,500
Amortized Cost		$ 51,266,500	$ 20,342,200
Coupon		6.97%	8.22%
Investment, Identifier [Axis]: FEH Group, LLC., Class A common interest 1
Fair Value		$ 162,906,400
Amortized Cost		137,744,500
Investment, Identifier [Axis]: FEH Group, LLC., Class A common interest 2
Fair Value		4,751,400
Amortized Cost		4,067,900
Investment, Identifier [Axis]: FEH Group, LLC., Class A common interest 3
Fair Value		1,171,900
Amortized Cost		1,003,300
Investment, Identifier [Axis]: FIC Matterhorn CF, LP and FIC Matterhorn CF Feeder, LP
Total revolving and delayed draw loan commitments		28,819,000
Less: funded commitments		(19,713,400)
Total net unfunded revolving loan commitments		9,105,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		9,105,600
Investment, Identifier [Axis]: FIC Matterhorn CF, LP and FIC Matterhorn CF Feeder, LP, Limited partnership interests 1
Fair Value		19,712,900
Amortized Cost		19,712,900
Investment, Identifier [Axis]: FIC Matterhorn CF, LP and FIC Matterhorn CF Feeder, LP, Limited partnership interests 2
Fair Value		700
Amortized Cost		700
Investment, Identifier [Axis]: FL Hawk Intermediate Holdings, Inc.
Total revolving and delayed draw loan commitments		1,158,700	$ 726,100
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,158,700	726,100
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,158,700	726,100
Investment, Identifier [Axis]: FL Hawk Intermediate Holdings, Inc., First lien senior secured loan
Fair Value		8,175,500	7,853,000
Amortized Cost		$ 8,129,600	$ 7,778,100
Coupon		8.35%	8.83%
Investment, Identifier [Axis]: FTAI Infrastructure Inc. and FIP RR Holdings LLC, First lien senior secured loan
Fair Value		$ 81,723,900
Amortized Cost		$ 82,239,800
Coupon		7.88%
Investment, Identifier [Axis]: FTAI Infrastructure Inc. and FIP RR Holdings LLC, Series A preferred shares
Fair Value		$ 36,803,800
Amortized Cost		36,884,500
Investment, Identifier [Axis]: FTAI Infrastructure Inc. and FIP RR Holdings LLC, Warrant to purchase common units
Fair Value		2,268,500
Amortized Cost		2,268,500
Investment, Identifier [Axis]: Fertitta Entertainment, LLC, First lien senior secured loan
Fair Value		17,909,900	$ 31,840,800
Amortized Cost		$ 17,926,800	$ 31,811,800
Coupon		6.97%	7.86%
Investment, Identifier [Axis]: Fever Labs, Inc.
Total revolving and delayed draw loan commitments		$ 29,259,900	$ 20,625,700
Less: funded commitments		(11,594,700)	(5,974,000)
Total net unfunded revolving loan commitments		17,665,200	14,651,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		(4,419,800)	0
Total net unfunded revolving and delayed draw loan commitments		13,245,400	14,651,700
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan
Fair Value			20,625,700
Amortized Cost			$ 19,037,900
Coupon			11.00%
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan 1
Fair Value		24,920,200
Amortized Cost		$ 23,247,600
Coupon		11.00%
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan 2
Fair Value		$ 1,200,000
Amortized Cost		$ 1,188,300
Coupon		10.50%
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured revolving loan
Fair Value		$ 11,594,700	$ 5,974,000
Amortized Cost		$ 11,412,300	$ 5,873,800
Coupon		11.00%	11.00%
Investment, Identifier [Axis]: Fever Labs, Inc., Series B redeemable preferred stock
Fair Value		$ 12,699,600
Amortized Cost		12,434,400
Investment, Identifier [Axis]: Fever Labs, Inc., Series E-5 Convertible Shares
Fair Value		1,668,600	$ 1,477,200
Amortized Cost		1,381,900	1,381,900
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 1
Fair Value			138,844,900
Amortized Cost			138,844,900
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 2
Fair Value			4,056,200
Amortized Cost			4,056,200
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 3
Fair Value			1,000,500
Amortized Cost			1,000,500
Investment, Identifier [Axis]: Financiere Mendel, First lien senior secured loan
Fair Value			7,979,700
Amortized Cost			$ 7,877,100
Coupon			7.77%
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L.
Total revolving and delayed draw loan commitments			$ 2,349,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,349,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			2,349,600
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L., First lien senior secured loan
Fair Value		6,255,300
Amortized Cost		$ 6,116,700
Coupon		10.97%
Investment, Identifier [Axis]: Firebird Acquisition Corp, Inc.
Total revolving and delayed draw loan commitments		$ 8,704,900
Less: funded commitments		(125,300)
Total net unfunded revolving loan commitments		8,579,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,579,600
Investment, Identifier [Axis]: Firebird Acquisition Corp, Inc., First lien senior secured loan 1
Fair Value		17,603,500
Amortized Cost		$ 17,528,600
Coupon		8.84%
Investment, Identifier [Axis]: Firebird Acquisition Corp, Inc., First lien senior secured loan 2
Fair Value		$ 3,885,600
Amortized Cost		$ 3,864,800
Coupon		8.34%
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan
Fair Value		$ 90,634,800
Amortized Cost		$ 90,461,400
Coupon		6.17%
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 1
Fair Value			27,984,500
Amortized Cost			$ 28,059,400
Coupon			6.89%
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 2
Fair Value			$ 7,395,300
Amortized Cost			$ 7,404,000
Coupon			6.89%
Investment, Identifier [Axis]: Fitness Ventures Holdings Inc. and Meaningful Partners Fitness Ventures Co Investment LP, First lien senior secured loan
Fair Value		$ 46,504,400
Amortized Cost		$ 45,967,200
Coupon		8.99%
Investment, Identifier [Axis]: Fitness Ventures Holdings Inc. and Meaningful Partners Fitness Ventures Co Investment LP, First lien senior secured revolving loan
Fair Value		$ 2,405,000
Amortized Cost		$ 2,377,400
Coupon		7.73%
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP
Purchases (cost)		$ 10,728,700	$ 49,924,700
Redemptions (cost)		632,600	85,200
Sales (cost)		0
Interest income		4,199,600	1,660,900
Dividend income		0
Other income		311,500	60,700
Net realized gains (losses)		4,800	1,000
Net unrealized gains (losses)		(608,900)	1,691,400
Fair Value		60,947,900	51,574,000
Total revolving and delayed draw loan commitments		11,565,900	22,080,800
Less: funded commitments		(2,405,000)	(2,404,900)
Total net unfunded revolving loan commitments		9,160,900	19,675,900
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		9,160,900	19,675,900
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, Common units
Fair Value		12,038,500	13,471,300
Amortized Cost		11,736,800	11,736,800
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured loan
Fair Value			35,733,800
Amortized Cost			$ 35,774,500
Coupon			9.86%
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured revolving loan
Fair Value			$ 2,368,900
Amortized Cost			$ 2,371,400
Coupon			8.36%
Investment, Identifier [Axis]: Flexera Software LLC
Total revolving and delayed draw loan commitments		1,737,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,737,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,737,400
Investment, Identifier [Axis]: Flexera Software LLC, First lien senior secured loan one
Fair Value		110,592,700
Amortized Cost		$ 109,926,500
Coupon		8.47%
Investment, Identifier [Axis]: Flexera Software LLC, First lien senior secured loan two
Fair Value		$ 7,871,600
Amortized Cost		$ 7,847,900
Coupon		6.43%
Investment, Identifier [Axis]: Flexsys Cayman Holdings, LP, First lien senior secured loan 1
Fair Value		$ 3,704,500
Amortized Cost		$ 5,786,500
Coupon		9.97%
Investment, Identifier [Axis]: Flexsys Cayman Holdings, LP, First lien senior secured loan 2
Fair Value		$ 456,800
Amortized Cost		$ 7,755,900
Coupon		9.08%
Investment, Identifier [Axis]: Flexsys Holdings, Inc., First lien senior secured loan
Fair Value			$ 7,754,000
Amortized Cost			$ 9,433,800
Coupon			9.84%
Investment, Identifier [Axis]: Flint OpCo, LLC
Total revolving and delayed draw loan commitments		$ 8,670,800	$ 4,020,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		8,670,800	4,020,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		8,670,800	4,020,500
Investment, Identifier [Axis]: Flint OpCo, LLC First lien senior secured loan
Fair Value		14,905,300
Amortized Cost		$ 14,743,500
Coupon		8.58%
Investment, Identifier [Axis]: Flint OpCo, LLC, First lien senior secured loan
Fair Value			11,715,900
Amortized Cost			$ 11,517,700
Coupon			9.11%
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc.
Total revolving and delayed draw loan commitments		$ 1,607,100	$ 1,607,100
Less: funded commitments		(160,700)	(1,071,400)
Total net unfunded revolving loan commitments		1,446,400	535,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,446,400	535,700
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured loan
Fair Value		13,091,500	13,225,400
Amortized Cost		$ 12,846,900	$ 12,921,700
Coupon		10.22%	10.86%
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured revolving loan
Fair Value		$ 160,700	$ 1,071,400
Amortized Cost		$ 138,000	$ 1,039,000
Coupon		10.22%	10.86%
Investment, Identifier [Axis]: Focus Financial Partners, LLC
Total revolving and delayed draw loan commitments			$ 3,394,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			3,394,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			3,394,500
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan
Fair Value		$ 55,633,800	31,870,000
Amortized Cost		$ 55,410,200	$ 31,568,000
Coupon		6.22%	7.61%
Investment, Identifier [Axis]: Forward Keystone Holdings, LP
Total revolving and delayed draw loan commitments		$ 7,017,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		7,017,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		7,017,800
Investment, Identifier [Axis]: Forward Keystone Holdings, LP, Common units
Fair Value		3,894,900
Amortized Cost		3,532,000
Investment, Identifier [Axis]: Forward Keystone Holdings, LP, Senior subordinated loan
Fair Value		24,336,100
Amortized Cost		$ 23,736,200
Coupon		15.00%
Investment, Identifier [Axis]: Forza Insurance Holdings, LLC, First lien senior secured loan
Fair Value		$ 40,592,200
Amortized Cost		$ 40,085,900
Coupon		9.42%
Investment, Identifier [Axis]: Fossil Group, Inc., Fossil Partners, L.P., and Fossil Canada Inc., First lien senior secured revolving loan
Fair Value		$ 1,868,700
Total revolving and delayed draw loan commitments		21,871,700
Less: funded commitments		(2,360,800)
Total net unfunded revolving loan commitments		19,510,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		19,510,900
Amortized Cost		$ 1,906,700
Coupon		9.04%
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 1
Fair Value		$ 44,262,400	$ 39,758,600
Amortized Cost		$ 44,220,000	$ 39,793,700
Coupon		7.15%	7.88%
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 2
Fair Value		$ 18,252,700	$ 2,007,200
Amortized Cost		$ 18,194,400	$ 2,000,000
Coupon		7.12%	8.38%
Investment, Identifier [Axis]: Froneri International Limited, First lien senior secured loan 1
Fair Value		$ 28,124,300
Amortized Cost		$ 28,091,300
Coupon		6.12%
Investment, Identifier [Axis]: Froneri International Limited, First lien senior secured loan 2
Fair Value		$ 11,880,600
Amortized Cost		$ 11,716,300
Coupon		4.87%
Investment, Identifier [Axis]: Frontline Road Safety Operations, LLC
Total revolving and delayed draw loan commitments		$ 16,235,800
Less: funded commitments		(579,200)
Total net unfunded revolving loan commitments		15,656,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		15,656,600
Investment, Identifier [Axis]: Frontline Road Safety Operations, LLC, First lien senior secured loan 1
Fair Value		76,692,700
Amortized Cost		$ 76,119,700
Coupon		8.72%
Investment, Identifier [Axis]: Frontline Road Safety Operations, LLC, First lien senior secured loan 2
Fair Value		$ 7,580,300
Amortized Cost		$ 7,504,500
Coupon		8.72%
Investment, Identifier [Axis]: G702 Buyer, Inc.
Total revolving and delayed draw loan commitments		$ 1,890,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,890,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,890,500
Investment, Identifier [Axis]: G702 Buyer, Inc., First lien senior secured loan
Fair Value		10,048,800
Amortized Cost		$ 10,061,600
Coupon		8.42%
Investment, Identifier [Axis]: GAPCO AIV Interholdco (CP), L.P.
Total revolving and delayed draw loan commitments		$ 12,889,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		12,889,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		12,889,900
Investment, Identifier [Axis]: GAPCO AIV Interholdco (CP), L.P., Senior subordinated loan
Fair Value		52,451,000
Amortized Cost		$ 51,217,100
Coupon		10.42%
Investment, Identifier [Axis]: GC Waves Holdings, Inc.
Total revolving and delayed draw loan commitments		$ 10,591,100	$ 16,548,100
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		10,591,100	16,548,100
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		10,591,100	16,548,100
Investment, Identifier [Axis]: GC Waves Holdings, Inc., First lien senior secured loan
Fair Value		23,394,100	7,539,200
Amortized Cost		$ 23,229,300	$ 7,351,200
Coupon		8.22%	9.21%
Investment, Identifier [Axis]: GCBSL 2022-60, Collaterized loan obligation
Fair Value		$ 2,371,400	$ 2,364,900
Amortized Cost		$ 2,375,000	$ 2,375,000
Coupon		9.86%	10.63%
Investment, Identifier [Axis]: GCBSL 2024-77, Collaterized loan obligation
Fair Value		$ 1,505,400	$ 1,507,500
Amortized Cost		$ 1,500,000	$ 1,500,000
Coupon		8.71%	9.20%
Investment, Identifier [Axis]: GCBSL 2025-79, Collaterized loan obligation
Fair Value		$ 1,504,400
Amortized Cost		$ 1,500,000
Coupon		8.53%
Investment, Identifier [Axis]: GCBSL 2025-82, Collaterized loan obligation
Fair Value		$ 4,014,400
Amortized Cost		$ 4,000,000
Coupon		8.72%
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Class A common units
Fair Value		$ 2,101,100
Amortized Cost		1,526,600
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, First lien senior secured loan
Fair Value		3,235,900
Amortized Cost		3,184,700
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Private asset backed investment
Fair Value			$ 2,639,900
Amortized Cost			$ 2,642,500
Coupon			14.00%
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Private asset backed investment 1
Fair Value			$ 1,486,500
Amortized Cost			1,486,500
Investment, Identifier [Axis]: GFL Environmental Inc., First lien senior secured loan
Fair Value		21,670,100	6,778,200
Amortized Cost		$ 21,592,900	$ 6,770,800
Coupon		6.27%	6.61%
Investment, Identifier [Axis]: GHP-VGS Purchaser LLC
Total revolving and delayed draw loan commitments		$ 8,554,000
Less: funded commitments		0
Total net unfunded revolving loan commitments		8,554,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,554,000
Investment, Identifier [Axis]: GHP-VGS Purchaser LLC, First lien senior secured loan
Fair Value		11,943,300
Amortized Cost		$ 11,835,400
Coupon		8.59%
Investment, Identifier [Axis]: GLM 2022-12, Collaterized loan obligation
Fair Value		$ 2,128,700	$ 2,153,600
Amortized Cost		$ 2,109,100	$ 2,109,500
Coupon		9.58%	10.32%
Investment, Identifier [Axis]: GMF Parent, Inc. and GMF Group Holdings, LP
Total revolving and delayed draw loan commitments		$ 10,390,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		10,390,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		10,390,400
Investment, Identifier [Axis]: GMF Parent, Inc. and GMF Group Holdings, LP, Class A2 units
Fair Value		2,414,000
Amortized Cost		2,414,000
Investment, Identifier [Axis]: GMF Parent, Inc. and GMF Group Holdings, LP, First lien senior secured loan
Fair Value		13,907,300
Amortized Cost		$ 13,838,200
Coupon		8.20%
Investment, Identifier [Axis]: GNRT 2, Collaterized loan obligation
Fair Value			$ 256,200
Amortized Cost			$ 251,100
Coupon			11.98%
Investment, Identifier [Axis]: GNRT 2022-10, Collaterized loan obligation
Fair Value			$ 505,800
Amortized Cost			$ 510,700
Coupon			12.70%
Investment, Identifier [Axis]: GNRT 2023-11, Collaterized loan obligation
Fair Value			$ 2,320,800
Amortized Cost			$ 2,258,000
Coupon			12.14%
Investment, Identifier [Axis]: GNRT 2023-12, Collaterized loan obligation
Fair Value		$ 659,000
Amortized Cost		$ 650,000
Coupon		7.91%
Investment, Identifier [Axis]: GNRT 2024-15, Collaterized loan obligation
Fair Value			$ 2,050,200
Amortized Cost			$ 2,000,000
Coupon			11.32%
Investment, Identifier [Axis]: GNRT 2024-18, Collaterized loan obligation
Fair Value			$ 6,519,000
Amortized Cost			$ 6,334,500
Coupon			12.60%
Investment, Identifier [Axis]: GNRT 2024-20, Collaterized loan obligation
Fair Value		$ 9,826,800	$ 17,977,300
Amortized Cost		$ 11,211,100	$ 17,973,800
Coupon		13.93%	12.30%
Investment, Identifier [Axis]: GNRT 4, Collaterized loan obligation
Fair Value			$ 2,049,400
Amortized Cost			$ 2,000,000
Coupon			11.52%
Investment, Identifier [Axis]: GNRT 6, Collaterized loan obligation
Fair Value			$ 1,867,600
Amortized Cost			$ 1,820,000
Coupon			11.79%
Investment, Identifier [Axis]: GNRT 9, Collaterized loan obligation
Fair Value		$ 1,947,700	$ 4,031,100
Amortized Cost		$ 2,000,000	$ 4,015,000
Coupon		10.23%	10.82%
Investment, Identifier [Axis]: GOCAP 2024-71, Collaterized loan obligation
Fair Value		$ 4,519,200	$ 4,584,100
Amortized Cost		$ 4,500,000	$ 4,500,000
Coupon		8.96%	9.62%
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC
Total revolving and delayed draw loan commitments		$ 1,688,400	$ 3,082,900
Less: funded commitments		(311,400)	0
Total net unfunded revolving loan commitments		1,377,000	3,082,900
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,377,000	3,082,900
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, Class A common units
Fair Value		47,600	75,300
Amortized Cost		100,000	100,000
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, First lien senior secured loan
Fair Value		12,605,400	11,750,000
Amortized Cost		$ 12,761,500	$ 11,436,800
Coupon		10.42%	11.08%
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, First lien senior secured revolving loan
Fair Value		$ 242,200
Amortized Cost		$ 256,900
Coupon		10.52%
Investment, Identifier [Axis]: GSM Rights Fund II LP
Total revolving and delayed draw loan commitments		$ 9,244,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		9,244,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		9,244,700
Investment, Identifier [Axis]: GSM Rights Fund II LP, Class B Interest
Fair Value		2,113,500
Amortized Cost		2,058,300
Investment, Identifier [Axis]: GSV Purchaser, Inc.
Total revolving and delayed draw loan commitments		23,952,700	$ 28,221,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		23,952,700	28,221,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		23,952,700	28,221,500
Investment, Identifier [Axis]: GSV Purchaser, Inc., First lien senior secured loan
Fair Value		39,723,400	35,855,800
Amortized Cost		$ 39,350,900	$ 35,518,600
Coupon		8.28%	9.30%
Investment, Identifier [Axis]: GTCR Everest Borrower, LLC
Total revolving and delayed draw loan commitments		$ 1,659,600	$ 1,659,600
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,659,600	1,659,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,659,600	1,659,600
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP
Total revolving and delayed draw loan commitments		3,423,100	23,100
Less: funded commitments		(187,500)	0
Total net unfunded revolving loan commitments		3,235,600	23,100
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		3,235,600	23,100
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP , First lien senior secured revolving loan
Fair Value		187,500
Amortized Cost		$ 158,800
Coupon		8.73%
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP 1
Total revolving and delayed draw loan commitments		$ 21,300	5,837,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		21,300	5,837,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		21,300	0
Total net unfunded revolving and delayed draw loan commitments			5,837,500
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, First lien senior secured loan
Fair Value		14,302,200	12,028,400
Amortized Cost		$ 14,092,600	$ 11,793,300
Coupon		8.67%	9.33%
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, Limited partnership interests
Fair Value		$ 166,400	$ 104,800
Amortized Cost		79,300	77,500
Investment, Identifier [Axis]: Gainwell Acquisition Corp., First lien senior secured loan
Fair Value		72,658,800	24,598,200
Amortized Cost		$ 72,493,900	$ 24,640,600
Coupon		7.77%	8.43%
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan
Fair Value			$ 853,800
Amortized Cost			$ 852,800
Coupon			6.11%
Investment, Identifier [Axis]: Gen II Fund Services, LLC, First lien senior secured loan
Fair Value		$ 58,751,600
Amortized Cost		$ 58,915,000
Coupon		6.42%
Investment, Identifier [Axis]: Gen II Fund Services, LLC,First lien senior secured loan
Fair Value			$ 50,655,900
Amortized Cost			$ 50,594,500
Coupon			7.08%
Investment, Identifier [Axis]: Generator Buyer, Inc.
Total revolving and delayed draw loan commitments			$ 2,553,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,553,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			2,553,000
Investment, Identifier [Axis]: Generator US Buyer, Inc. and Total Power Limited
Total revolving and delayed draw loan commitments		$ 5,462,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		5,462,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		5,462,800
Investment, Identifier [Axis]: Generator US Buyer, Inc. and Total Power Limited, First lien senior secured loan 1
Fair Value		7,859,800
Amortized Cost		$ 7,706,500
Coupon		6.76%
Investment, Identifier [Axis]: Generator US Buyer, Inc. and Total Power Limited, First lien senior secured loan 2
Fair Value		$ 987,500
Amortized Cost		$ 973,900
Coupon		8.17%
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 1
Fair Value			6,414,300
Amortized Cost			$ 6,600,600
Coupon			8.42%
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 2
Fair Value			$ 1,857,300
Amortized Cost			$ 1,826,200
Coupon			9.58%
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 3
Fair Value			$ 218,200
Amortized Cost			$ 215,500
Coupon			8.70%
Investment, Identifier [Axis]: Genesys Cloud Services Holdings I, LLC, First lien senior secured loan
Fair Value			$ 32,054,100
Amortized Cost			$ 31,846,400
Coupon			7.36%
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc.
Total revolving and delayed draw loan commitments		$ 8,216,000	$ 8,216,800
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		8,216,000	8,216,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		8,216,000	8,216,800
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc., First lien senior secured loan
Fair Value		13,153,400	12,578,000
Amortized Cost		$ 13,139,500	$ 13,146,400
Coupon		7.25%	8.54%
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc., First lien senior secured loan 1
Fair Value		$ 396,500
Amortized Cost		$ 351,500
Coupon		7.27%
Investment, Identifier [Axis]: Global Medical Response, Inc. and GMR Buyer Corp., First lien senior secured loan
Fair Value		$ 144,518,100
Amortized Cost		$ 143,357,000
Coupon		7.38%
Investment, Identifier [Axis]: Global Music Rights, LLC
Total revolving and delayed draw loan commitments		$ 13,645,800	$ 13,645,800
Less: funded commitments		0	(1,364,600)
Total net unfunded revolving loan commitments		13,645,800	12,281,200
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		13,645,800	12,281,200
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured loan
Fair Value		136,354,200	134,308,900
Amortized Cost		$ 134,330,300	$ 133,882,200
Coupon		8.17%	9.10%
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured revolving loan
Fair Value			$ 1,159,900
Amortized Cost			$ 1,129,600
Coupon			9.10%
Investment, Identifier [Axis]: Golden State Foods LLC, First lien senior secured loan
Fair Value		$ 13,103,400	$ 19,783,000
Amortized Cost		$ 13,084,200	$ 19,570,800
Coupon		7.67%	8.77%
Investment, Identifier [Axis]: Goldeneye Parent, LLC
Total revolving and delayed draw loan commitments		$ 2,778,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		2,778,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		2,778,900
Investment, Identifier [Axis]: Goldeneye Parent, LLC, First lien senior secured loan
Fair Value		18,339,200
Amortized Cost		$ 18,257,400
Coupon		8.47%
Investment, Identifier [Axis]: Goosehead Insurance Holdings, LLC, First lien senior secured loan
Fair Value			$ 10,050,000
Amortized Cost			$ 9,975,000
Coupon			7.83%
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan
Fair Value		$ 2,906,000
Amortized Cost		$ 2,911,200
Coupon		6.47%
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 1
Fair Value			$ 25,950,800
Amortized Cost			$ 26,049,400
Coupon			7.61%
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 2
Fair Value			$ 2,498,000
Amortized Cost			$ 2,503,100
Coupon			7.36%
Investment, Identifier [Axis]: Green Infrastructure Partners Inc., First lien senior secured loan
Fair Value		$ 18,000,000
Amortized Cost		$ 17,983,900
Coupon		6.42%
Investment, Identifier [Axis]: Grifols Worldwide Operations USA, Inc., First lien senior secured loan
Fair Value			$ 18,331,200
Amortized Cost			$ 18,161,100
Coupon			6.74%
Investment, Identifier [Axis]: Grit Buyer, Inc. and Integrum Grit Co-Invest LP
Total revolving and delayed draw loan commitments		$ 25,127,700
Less: funded commitments		(158,000)
Total net unfunded revolving loan commitments		24,969,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		24,969,700
Investment, Identifier [Axis]: Grit Buyer, Inc. and Integrum Grit Co-Invest LP 1
Total revolving and delayed draw loan commitments		2,466,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		2,466,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		2,466,300
Investment, Identifier [Axis]: Grit Buyer, Inc. and Integrum Grit Co-Invest LP, First lien senior secured loan
Fair Value		63,110,800
Amortized Cost		$ 63,193,800
Coupon		8.37%
Investment, Identifier [Axis]: Grit Buyer, Inc. and Integrum Grit Co-Invest LP, Limited partnership interests
Fair Value		$ 3,981,600
Amortized Cost		3,740,900
Investment, Identifier [Axis]: GroundWorks, LLC, First lien senior secured loan
Fair Value		3,765,600
Amortized Cost		$ 3,750,000
Coupon		6.93%
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC
Total revolving and delayed draw loan commitments		$ 4,729,100	$ 2,659,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		4,729,100	2,659,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		4,729,100	2,659,500
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loa
Fair Value		15,795,200
Amortized Cost		$ 15,622,300
Coupon		8.97%
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 1
Fair Value			6,070,200
Amortized Cost			$ 5,973,600
Coupon			10.36%
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 2
Fair Value			$ 2,164,200
Amortized Cost			$ 2,131,800
Coupon			10.36%
Investment, Identifier [Axis]: Gula Buyer Inc. and Gula Co-Invest II, L.P., Common units
Fair Value		$ 717,900
Amortized Cost		560,600
Investment, Identifier [Axis]: Gula Buyer Inc. and Gula Co-Invest II, L.P., First lien senior secured loan
Fair Value		148,875,000
Amortized Cost		$ 147,345,200
Coupon		8.27%
Investment, Identifier [Axis]: Gula Buyer Inc., First lien senior secured loan
Fair Value			$ 148,125,000
Amortized Cost			$ 148,174,900
Coupon			9.55%
Investment, Identifier [Axis]: HAMLN 2024-1, Collaterized loan obligation
Fair Value		$ 2,026,400	$ 2,027,500
Amortized Cost		$ 2,017,500	$ 2,017,500
Coupon		9.28%	9.96%
Investment, Identifier [Axis]: HBH Buyer, LLC
Total revolving and delayed draw loan commitments		$ 17,301,800
Less: funded commitments		(3,887,800)
Total net unfunded revolving loan commitments		13,414,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		13,414,000
Investment, Identifier [Axis]: HBH Buyer, LLC, First lien senior secured loan
Fair Value		24,061,400
Amortized Cost		$ 24,074,400
Coupon		8.92%
Investment, Identifier [Axis]: HBH Buyer, LLC, First lien senior secured revolving loan
Fair Value		$ 3,839,200
Amortized Cost		$ 3,841,300
Coupon		7.17%
Investment, Identifier [Axis]: HGC Holdings, LLC
Total revolving and delayed draw loan commitments		$ 21,062,100
Less: funded commitments		0
Total net unfunded revolving loan commitments		21,062,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		21,062,100
Investment, Identifier [Axis]: HGC Holdings, LLC, First lien senior secured loan
Fair Value		64,490,400
Amortized Cost		$ 64,059,500
Coupon		8.24%
Investment, Identifier [Axis]: HIG Finance 2 Limited, First lien senior secured loan
Fair Value		$ 21,797,700	$ 11,208,700
Amortized Cost		$ 21,752,000	$ 11,112,900
Coupon		6.49%	7.86%
Investment, Identifier [Axis]: HIG Finance 2 Limited, First lien senior secured loan 1
Fair Value		$ 22,279,400
Amortized Cost		$ 22,202,800
Coupon		6.47%
Investment, Identifier [Axis]: HIGPK 2025-1, Collaterized loan obligation
Fair Value		$ 6,089,700
Amortized Cost		$ 6,050,000
Coupon		8.77%
Investment, Identifier [Axis]: HP RSS Buyer, Inc.
Total revolving and delayed draw loan commitments		$ 12,024,400	$ 4,279,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		12,024,400	4,279,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		12,024,400	4,279,000
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan
Fair Value			11,739,200
Amortized Cost			$ 11,590,400
Coupon			9.33%
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan 1
Fair Value		17,773,700	$ 1,626,200
Amortized Cost		$ 17,681,300	$ 1,600,800
Coupon		8.42%	9.08%
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan 2
Fair Value		$ 11,428,800
Amortized Cost		$ 11,312,500
Coupon		8.67%
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp.
Total revolving and delayed draw loan commitments		$ 5,145,700	$ 6,155,100
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		5,145,700	6,155,100
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		5,145,700	6,155,100
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp., Common stock
Fair Value		4,077,300	3,855,300
Amortized Cost		3,855,300	3,855,300
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp., First lien senior secured loan
Fair Value		74,826,500	67,514,000
Amortized Cost		$ 73,245,700	$ 67,652,400
Coupon		13.00%	13.00%
Investment, Identifier [Axis]: HPPK 2024-1, Collaterized loan obligation
Fair Value		$ 2,369,400
Amortized Cost		$ 2,668,300
Coupon		13.51%
Investment, Identifier [Axis]: HS Purchaser, LLC, and Help/Systems Holdings, Inc., First lien senior secured loan
Fair Value		$ 50,375,700
Amortized Cost		$ 50,470,300
Coupon		10.37%
Investment, Identifier [Axis]: HV Chimera LLC, Private asset-backed investment
Fair Value			$ 1,504,100
Amortized Cost			$ 1,490,800
Coupon			7.33%
Investment, Identifier [Axis]: Hakken Midco B.V.
Total revolving and delayed draw loan commitments		$ 921,300	$ 812,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		921,300	812,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		921,300	812,500
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan
Fair Value		5,239,800	4,732,300
Amortized Cost		$ 4,923,800	$ 4,889,400
Coupon		9.30%	10.80%
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan
Fair Value		$ 7,715,700
Amortized Cost		$ 7,672,100
Coupon		6.22%
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 1
Fair Value			$ 4,923,300
Amortized Cost			$ 4,883,600
Coupon			8.11%
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 2
Fair Value			$ 1,068,600
Amortized Cost			$ 1,059,800
Coupon			7.33%
Investment, Identifier [Axis]: Hanger, Inc.
Total revolving and delayed draw loan commitments			$ 7,564,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,564,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			7,564,000
Investment, Identifier [Axis]: Hanger, Inc., First lien senior secured loan
Fair Value			59,261,200
Amortized Cost			$ 58,604,700
Coupon			7.86%
Investment, Identifier [Axis]: Harbourvest Global Private Equity Limited
Total revolving and delayed draw loan commitments		$ 65,000,000	$ 65,000,000
Less: funded commitments		(30,875,000)	(26,000,000)
Total net unfunded revolving loan commitments		34,125,000	39,000,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		34,125,000	39,000,000
Investment, Identifier [Axis]: Harbourvest Global Private Equity Limited, Private asset-backed investment
Fair Value		30,875,000	26,000,000
Amortized Cost		$ 30,207,000	$ 25,137,100
Coupon		7.65%	7.97%
Investment, Identifier [Axis]: Harvey Tool Company, LLC, First lien senior secured loan
Fair Value		$ 8,745,700
Amortized Cost		$ 8,690,200
Coupon		6.90%
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC
Total revolving and delayed draw loan commitments		$ 8,961,100	$ 5,632,400
Less: funded commitments		0	(200)
Total net unfunded revolving loan commitments		8,961,100	5,632,200
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		8,961,100	5,632,200
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan
Fair Value		27,037,400
Amortized Cost		$ 27,040,300
Coupon		8.34%
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 1
Fair Value			5,611,200
Amortized Cost			$ 5,561,600
Coupon			9.60%
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 2
Fair Value			$ 3,433,100
Amortized Cost			$ 3,379,900
Coupon			10.87%
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: Helix Acquisition Holdings, Inc., First lien senior secured loan
Fair Value		$ 14,188,700	14,188,700
Amortized Cost		$ 13,930,600	$ 13,869,800
Coupon		10.82%	11.46%
Investment, Identifier [Axis]: Hellman amp; Friedman Capital Partners VIII, L.P.
Total revolving and delayed draw loan commitments		$ 2,088,500
Less: funded commitments		(1,874,100)
Total net unfunded revolving loan commitments		214,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		214,400
Investment, Identifier [Axis]: Hellman amp; Friedman Capital Partners VIII, L.P., Limited partnership interest
Fair Value		1,874,100
Amortized Cost		1,650,200
Investment, Identifier [Axis]: HgCapital 8 A L.P.
Total revolving and delayed draw loan commitments		1,043,000
Less: funded commitments		(987,400)
Total net unfunded revolving loan commitments		55,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		55,600
Investment, Identifier [Axis]: HgCapital 8 A L.P., Limited partnership interest
Fair Value		987,400
Amortized Cost		1,022,600
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc.
Total revolving and delayed draw loan commitments		2,089,800	$ 3,277,700
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		2,089,800	3,277,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,089,800	3,277,700
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 1
Fair Value			2,560,500
Amortized Cost			$ 2,551,000
Coupon			8.86%
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 2
Fair Value			$ 1,335,600
Amortized Cost			$ 1,316,300
Coupon			9.11%
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., Series A preferred shares
Fair Value			$ 33,204,400
Amortized Cost			33,204,400
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., HIG Operations Holdings, Inc., and HIG Intermediate, Inc., First lien senior secured loan
Fair Value		5,887,200
Amortized Cost		$ 5,869,600
Coupon		8.22%
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., HIG Operations Holdings, Inc., and HIG Intermediate, Inc., Series A preferred shares
Fair Value		$ 33,710,000
Amortized Cost		$ 33,204,400
Coupon		10.50%
Investment, Identifier [Axis]: High Street Buyer, Inc. and High Street Holdco LLC
Total revolving and delayed draw loan commitments		$ 39,661,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		39,661,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		39,661,600
Investment, Identifier [Axis]: High Street Buyer, Inc. and High Street Holdco LLC, First lien senior secured loan
Fair Value		4,415,700
Amortized Cost		$ 4,278,000
Coupon		8.17%
Investment, Identifier [Axis]: HighPeak Energy, Inc., First lien senior secured loan
Fair Value		$ 107,196,600	22,500,000
Amortized Cost		$ 106,699,500	$ 22,178,100
Coupon		11.32%	11.98%
Investment, Identifier [Axis]: HighTower Holding, LLC, First lien senior secured loan
Fair Value		$ 41,483,100	$ 37,149,500
Amortized Cost		$ 41,458,000	$ 37,060,800
Coupon		6.65%	8.07%
Investment, Identifier [Axis]: Highline Aftermarket Acquisition, LLC, Highline Aftermarket SC Acquisition, Inc. and Highline PPC Blocker LLC , First lien senior secured loan
Fair Value		$ 5,021,900
Amortized Cost		$ 4,975,000
Coupon		7.32%
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP
Total revolving and delayed draw loan commitments		$ 10,763,400	$ 256,500
Less: funded commitments		(3,026,900)	(600)
Total net unfunded revolving loan commitments		7,736,500	255,900
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		7,736,500	255,900
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured loan
Fair Value		6,997,800	4,641,200
Amortized Cost		$ 6,926,500	$ 4,576,600
Coupon		9.24%	10.39%
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured revolving loan
Fair Value		$ 3,026,900	$ 600
Amortized Cost		$ 2,977,400	$ 600
Coupon		7.75%	8.90%
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, Limited partnership interest
Fair Value		$ 5,068,000
Amortized Cost		3,827,500
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, Limited partnership interests
Fair Value			$ 3,490,800
Amortized Cost			3,827,500
Investment, Identifier [Axis]: Himalaya TopCo LLC and BCPE Hyperlink Holdings, LP
Total revolving and delayed draw loan commitments		67,383,000
Less: funded commitments		(112,400)
Total net unfunded revolving loan commitments		67,270,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		67,270,600
Investment, Identifier [Axis]: Himalaya TopCo LLC and BCPE Hyperlink Holdings, LP, Class A units
Fair Value		2,146,300
Amortized Cost		2,146,300
Investment, Identifier [Axis]: Himalaya TopCo LLC and BCPE Hyperlink Holdings, LP, First lien senior secured loan
Fair Value		158,160,800
Amortized Cost		$ 156,936,800
Coupon		8.72%
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC
Total revolving and delayed draw loan commitments		$ 26,429,800
Less: funded commitments		(3,645,100)
Total net unfunded revolving loan commitments		22,784,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		22,784,700
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC, First lien senior secured loan
Fair Value		75,600,700
Amortized Cost		$ 75,056,400
Coupon		8.42%
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC, First lien senior secured revolving loan 1
Fair Value		$ 1,896,700
Amortized Cost		$ 1,815,100
Coupon		8.17%
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC, First lien senior secured revolving loan 2
Fair Value		$ 1,083,800
Amortized Cost		$ 1,037,200
Coupon		10.25%
Investment, Identifier [Axis]: Horizon US Finco, L.P., First lien senior secured loan
Fair Value			12,918,800
Amortized Cost			$ 12,870,000
Coupon			9.08%
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC
Total revolving and delayed draw loan commitments		$ 17,625,800	$ 7,991,800
Less: funded commitments		(213,100)	(213,100)
Total net unfunded revolving loan commitments		17,412,700	7,778,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		17,412,700	7,778,700
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan
Fair Value			56,763,100
Amortized Cost			$ 55,772,100
Coupon			9.99%
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan 1
Fair Value		55,505,900
Amortized Cost		$ 54,729,200
Coupon		9.30%
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan 2
Fair Value		$ 5,145,900
Amortized Cost		$ 5,045,700
Coupon		9.26%
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan
Fair Value		$ 58,711,900	40,134,600
Amortized Cost		$ 58,317,800	$ 39,941,200
Coupon		6.12%	7.37%
Investment, Identifier [Axis]: Husky Injection Molding Systems Ltd., First lien senior secured loan
Fair Value			$ 4,820,200
Amortized Cost			$ 4,721,500
Coupon			8.78%
Investment, Identifier [Axis]: Hyland Software, Inc.
Total revolving and delayed draw loan commitments		$ 1,102,900	$ 1,102,900
Less: funded commitments		0	(58,800)
Total net unfunded revolving loan commitments		1,102,900	1,044,100
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,102,900	1,044,100
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured loan
Fair Value		23,419,100	23,658,100
Amortized Cost		$ 23,181,600	$ 23,367,400
Coupon		8.67%	10.36%
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: Hyperion Refinance S.a.r.l., First lien senior secured loan
Fair Value			40,438,100
Amortized Cost			$ 40,220,900
Coupon			7.36%
Investment, Identifier [Axis]: ID.me, LLC and ID.me, Inc.
Total revolving and delayed draw loan commitments		$ 15,358,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		15,358,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		15,358,300
Investment, Identifier [Axis]: ID.me, LLC and ID.me, Inc., First lien senior secured loan
Fair Value		74,840,600
Amortized Cost		$ 72,664,200
Coupon		10.25%
Investment, Identifier [Axis]: ID.me, LLC and ID.me, Inc., Series E preferred units
Fair Value		$ 10,364,900
Amortized Cost		10,016,000
Investment, Identifier [Axis]: ID.me, LLC and ID.me, Inc., Warrant to purchase common stock
Fair Value		6,629,000
Amortized Cost		6,009,000
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC
Total revolving and delayed draw loan commitments		27,513,700	$ 27,513,700
Less: funded commitments		(11,194,000)	(11,194,000)
Total net unfunded revolving loan commitments		16,319,700	16,319,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		16,319,700	16,319,700
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured loan
Fair Value		47,011,400	46,774,000
Amortized Cost		$ 46,451,700	$ 46,778,600
Coupon		9.37%	10.12%
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured revolving loan
Fair Value		$ 11,194,000	$ 10,942,200
Amortized Cost		$ 10,994,200	$ 10,943,800
Coupon		7.87%	8.37%
Investment, Identifier [Axis]: IGEA BIDCO S.P.A
Total revolving and delayed draw loan commitments			$ 904,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			904,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			904,000
Investment, Identifier [Axis]: IGEA Bidco S.P.A., First lien senior secured loan
Fair Value			3,944,600
Amortized Cost			$ 4,045,200
Coupon			9.93%
Investment, Identifier [Axis]: INNIO Group Holding GmbH , First lien senior secured loan
Fair Value		$ 10,025,000
Amortized Cost		$ 10,000,000
Coupon		6.13%
Investment, Identifier [Axis]: INVCO 2023-2, Collaterized loan obligation
Fair Value		$ 2,829,400
Amortized Cost		$ 2,648,600
Coupon		11.75%
Investment, Identifier [Axis]: IRB Holding Corp., First lien senior secured loan
Fair Value		$ 92,707,100	$ 65,154,500
Amortized Cost		$ 92,553,400	$ 65,233,700
Coupon		6.22%	6.98%
Investment, Identifier [Axis]: ISolved, Inc., First lien senior secured loan
Fair Value			$ 15,955,700
Amortized Cost			$ 15,750,500
Coupon			7.61%
Investment, Identifier [Axis]: Icefall Parent, Inc.
Total revolving and delayed draw loan commitments		$ 735,500	$ 735,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		735,500	735,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		735,500	735,500
Investment, Identifier [Axis]: Icefall Parent, Inc., First lien senior secured loan
Fair Value		10,790,700	11,140,800
Amortized Cost		$ 10,643,500	$ 10,951,600
Coupon		8.17%	10.86%
Investment, Identifier [Axis]: Icon Parent I Inc., First lien senior secured loan
Fair Value		$ 43,700,500
Amortized Cost		$ 43,574,600
Coupon		6.44%
Investment, Identifier [Axis]: Idemia Group S.A.S., First lien senior secured loan
Fair Value		$ 5,533,400	$ 3,989,700
Amortized Cost		$ 5,888,300	$ 3,921,500
Coupon		7.35%	8.58%
Investment, Identifier [Axis]: Idera, Inc., First lien senior secured loan
Fair Value			$ 12,034,800
Amortized Cost			$ 12,110,100
Coupon			8.07%
Investment, Identifier [Axis]: Igea Bidco S.p.A.
Total revolving and delayed draw loan commitments		$ 1,742,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,742,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,742,800
Investment, Identifier [Axis]: Igea Bidco S.p.A. and Masco Group S.p.A. , First lien senior secured notes 1
Fair Value		4,286,000
Amortized Cost		$ 3,890,800
Coupon		8.73%
Investment, Identifier [Axis]: Igea Bidco S.p.A. and Masco Group S.p.A. , First lien senior secured notes 2
Fair Value		$ 889,200
Amortized Cost		$ 856,800
Coupon		8.73%
Investment, Identifier [Axis]: Imprivata, Inc., First lien senior secured loan
Fair Value		$ 22,166,100	$ 21,391,800
Amortized Cost		$ 22,147,000	$ 21,370,900
Coupon		6.67%	8.09%
Investment, Identifier [Axis]: Indigo Acquisition B.V.
Total revolving and delayed draw loan commitments			$ 538,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			538,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			538,700
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 1
Fair Value			2,662,400
Amortized Cost			$ 2,707,100
Coupon			9.06%
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 2
Fair Value			$ 2,214,100
Amortized Cost			$ 2,151,300
Coupon			10.68%
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P.
Total revolving and delayed draw loan commitments		$ 12,616,500	$ 17,461,700
Less: funded commitments		0	(56,800)
Total net unfunded revolving loan commitments		12,616,500	17,404,900
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		12,616,500	17,404,900
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., Class A units
Fair Value		57,800	73,800
Amortized Cost		50,000	50,000
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 1
Fair Value		9,949,200	10,037,500
Amortized Cost		$ 9,787,300	$ 9,834,900
Coupon		9.67%	9.83%
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 2
Fair Value		$ 5,253,200	$ 1,142,800
Amortized Cost		$ 5,171,400	$ 1,119,500
Coupon		9.17%	8.83%
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 3
Fair Value		$ 1,173,000	$ 487,900
Amortized Cost		$ 1,152,700	$ 378,500
Coupon		8.26%	9.58%
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured revolving loan
Fair Value			$ 56,800
Amortized Cost			$ 47,800
Coupon			12.00%
Investment, Identifier [Axis]: Infoblox Inc, First lien senior secured loan
Fair Value		$ 35,302,000
Amortized Cost		$ 35,315,300
Coupon		6.59%
Investment, Identifier [Axis]: Inmar, Inc., First lien senior secured loan
Fair Value			$ 17,309,300
Amortized Cost			$ 17,197,600
Coupon			9.36%
Investment, Identifier [Axis]: Insight Venture Partners (Cayman) VII, LP
Total revolving and delayed draw loan commitments		$ 2,291,300
Less: funded commitments		(2,281,900)
Total net unfunded revolving loan commitments		9,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		9,400
Investment, Identifier [Axis]: Insight Venture Partners (Cayman) VII, LP, Limited partnership interest
Fair Value		2,281,900
Amortized Cost		2,418,000
Investment, Identifier [Axis]: Insight Venture Partners (Delaware) VIII, LP
Total revolving and delayed draw loan commitments		2,375,900
Less: funded commitments		(2,238,700)
Total net unfunded revolving loan commitments		137,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		137,200
Investment, Identifier [Axis]: Insight Venture Partners (Delaware) VIII, LP, Limited partnership interest
Fair Value		2,238,700
Amortized Cost		1,905,200
Investment, Identifier [Axis]: Insight Venture Partners Coinvestment Fund II, LP
Total revolving and delayed draw loan commitments		2,290,600
Less: funded commitments		(2,290,600)
Total net unfunded revolving loan commitments		0
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Investment, Identifier [Axis]: Insight Venture Partners Coinvestment Fund II, LP, Limited partnership interest
Fair Value		2,290,600
Amortized Cost		2,175,400
Investment, Identifier [Axis]: Instructure Holdings, INC, First lien senior secured loan 1
Fair Value			$ 32,089,900
Amortized Cost			$ 31,983,700
Coupon			7.52%
Investment, Identifier [Axis]: Instructure Holdings, INC., First lien senior secured loan 2
Fair Value			$ 1,013,800
Amortized Cost			$ 1,012,500
Coupon			9.52%
Investment, Identifier [Axis]: Inszone Mid, LLC and INSZ Holdings, LLC
Total revolving and delayed draw loan commitments		78,458,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		78,458,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		78,458,500
Investment, Identifier [Axis]: Internet Truckstop Group LLC
Total revolving and delayed draw loan commitments		1,990,000	$ 1,990,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,990,000	1,990,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,990,000	1,990,000
Investment, Identifier [Axis]: Internet Truckstop Group LLC, First lien senior secured loan
Fair Value		33,285,000	32,952,100
Amortized Cost		$ 33,134,800	$ 33,014,600
Coupon		9.07%	10.48%
Investment, Identifier [Axis]: Intero Integrity Services Group B.V.
Total revolving and delayed draw loan commitments		$ 919,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		919,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		919,700
Investment, Identifier [Axis]: Intero Integrity Services Group B.V., First lien senior secured loan 1
Fair Value		3,694,700
Amortized Cost		$ 3,392,200
Coupon		9.27%
Investment, Identifier [Axis]: Intero Integrity Services Group B.V., First lien senior secured loan 2
Fair Value		$ 2,259,600
Amortized Cost		$ 2,207,300
Coupon		10.92%
Investment, Identifier [Axis]: Intero Integrity Services Group B.V., First lien senior secured loan 3
Fair Value		$ 175,200
Amortized Cost		$ 141,000
Coupon		8.72%
Investment, Identifier [Axis]: Iron Mountain Information Management, LLC, First lien senior secured loan
Fair Value			$ 9,236,600
Amortized Cost			$ 9,217,800
Coupon			6.36%
Investment, Identifier [Axis]: Isthmus Capital LLC [Member]
Fair Value		$ 1,098,300
Amortized Cost		1,067,900
Investment, Identifier [Axis]: Isthmus Capital LLC, Private asset-backed investment 1
Fair Value		1,076,400	$ 1,500,900
Amortized Cost		$ 1,067,900	$ 1,486,300
Coupon		9.50%	9.50%
Investment, Identifier [Axis]: Isthmus Capital LLC, Private asset-backed investment 2
Fair Value		$ 21,900	$ 19,700
Amortized Cost			0
Investment, Identifier [Axis]: Ivanti Security Holdings LLC, First lien senior secured loan
Fair Value		8,232,700
Amortized Cost		$ 8,247,000
Coupon		9.64%
Investment, Identifier [Axis]: JAMS Holdings LP and Jams Buyer LLC
Total revolving and delayed draw loan commitments		$ 6,884,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		6,884,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		6,884,900
Investment, Identifier [Axis]: JAMS Holdings LP and Jams Buyer LLC, First lien senior secured loan
Fair Value		14,098,300
Amortized Cost		$ 13,904,400
Coupon		9.17%
Investment, Identifier [Axis]: JAMS Holdings LP and Jams Buyer LLC, Preferred units
Fair Value		$ 1,342,400
Amortized Cost		1,028,300
Investment, Identifier [Axis]: JSG II, Inc. and Checkers USA, Inc.
Total revolving and delayed draw loan commitments		1,186,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,186,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,186,900
Investment, Identifier [Axis]: JSG II, Inc. and Checkers USA, Inc., First lien senior secured loan
Fair Value		2,858,600
Amortized Cost		$ 2,859,100
Coupon		8.23%
Investment, Identifier [Axis]: Jefferies Finance LLC,First lien senior secured loan
Fair Value			10,532,900
Amortized Cost			$ 10,412,200
Coupon			7.36%
Investment, Identifier [Axis]: Jeppesen Holdings, LLC
Total revolving and delayed draw loan commitments		$ 997,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		997,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		997,300
Investment, Identifier [Axis]: Jeppesen Holdings, LLC, First lien senior secured loan
Fair Value		18,616,600
Amortized Cost		$ 18,620,000
Coupon		8.59%
Investment, Identifier [Axis]: John Bean Technologies Corporation, First lien senior secured loan
Fair Value			$ 13,065,000
Amortized Cost			$ 12,978,800
Coupon			6.58%
Investment, Identifier [Axis]: Johnstone Supply, LLC, First lien senior secured loan
Fair Value			$ 9,206,600
Amortized Cost			$ 9,203,400
Coupon			6.88%
Investment, Identifier [Axis]: Jones Fish Hatcheries amp; Distributors, LLC and Pond Management Group Holdings, LLC
Total revolving and delayed draw loan commitments		$ 14,216,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		14,216,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		14,216,300
Investment, Identifier [Axis]: Jones Fish Hatcheries amp; Distributors, LLC and Pond Management Group Holdings, LLC, Class A units
Fair Value		1,887,000
Amortized Cost		1,887,000
Investment, Identifier [Axis]: Jones Fish Hatcheries amp; Distributors, LLC and Pond Management Group Holdings, LLC, First lien senior secured loan
Fair Value		11,075,500
Amortized Cost		$ 11,077,400
Coupon		8.13%
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 1
Fair Value		$ 2,257,800	$ 5,695,100
Amortized Cost		$ 2,235,000	$ 5,529,000
Coupon		10.40%	12.70%
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 2
Fair Value		$ 4,166,300	$ 2,261,900
Amortized Cost		$ 4,962,100	$ 2,235,000
Coupon		10.98%	11.02%
Investment, Identifier [Axis]: KKR 2024-56, Collaterized loan obligation
Fair Value		$ 3,367,700
Amortized Cost		$ 3,772,700
Coupon		13.56%
Investment, Identifier [Axis]: KKR 48, Collaterized loan obligation
Fair Value			$ 2,034,300
Amortized Cost			$ 2,000,000
Coupon			8.92%
Investment, Identifier [Axis]: KKR Apple Bidco, LLC, First lien senior secured loan
Fair Value		$ 38,214,600
Amortized Cost		$ 38,095,700
Coupon		6.22%
Investment, Identifier [Axis]: KKR North America Fund XI, L.P.
Total revolving and delayed draw loan commitments		$ 3,059,000
Less: funded commitments		(3,059,000)
Total net unfunded revolving loan commitments		0
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Investment, Identifier [Axis]: KKR North America Fund XI, L.P., Limited partnership interest
Fair Value		3,059,000
Amortized Cost		2,245,400
Investment, Identifier [Axis]: KLLM 2, Collaterized loan obligation
Fair Value		242,200
Amortized Cost		$ 251,000
Coupon		11.21%
Investment, Identifier [Axis]: KLLM 2022-10, Collaterized loan obligation
Fair Value		$ 2,602,900
Amortized Cost		$ 2,750,000
Coupon		8.76%
Investment, Identifier [Axis]: KLLM 2024-15, Collaterized loan obligation
Fair Value		$ 1,889,300
Amortized Cost		$ 1,877,800
Coupon		10.58%
Investment, Identifier [Axis]: KLLM 2024-17, Collaterized loan obligation
Fair Value		$ 920,500
Amortized Cost		$ 935,300
Coupon		10.01%
Investment, Identifier [Axis]: KLLM 2024-18, Collaterized loan obligation
Fair Value		$ 4,794,000
Amortized Cost		$ 5,735,100
Coupon		13.46%
Investment, Identifier [Axis]: KLLM 6, Collaterized loan obligation
Fair Value		$ 1,796,700
Amortized Cost		$ 1,820,000
Coupon		11.11%
Investment, Identifier [Axis]: KPS Global LLC and Cool Group LLC
Total revolving and delayed draw loan commitments		$ 3,073,600	$ 3,073,600
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		3,073,600	3,073,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,073,600	3,073,600
Investment, Identifier [Axis]: KPS Global LLC and Cool Group LLC, First lien senior secured loan
Fair Value		4,422,000	4,620,200
Amortized Cost		$ 4,351,300	$ 4,624,000
Coupon		8.42%	9.11%
Investment, Identifier [Axis]: KUEHG Corp, First lien senior secured loan
Fair Value			$ 11,358,500
Amortized Cost			$ 11,275,900
Coupon			7.84%
Investment, Identifier [Axis]: Kairos Bidco Limited
Total revolving and delayed draw loan commitments		$ 3,140,600
Less: funded commitments		(314,100)
Total net unfunded revolving loan commitments		2,826,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		2,826,500
Investment, Identifier [Axis]: Kairos Bidco Limited, First lien senior secured loan
Fair Value		25,850,100
Amortized Cost		$ 26,111,200
Coupon		8.42%
Investment, Identifier [Axis]: Kairos Bidco Limited, First lien senior secured revolving loan
Fair Value		$ 282,700
Amortized Cost		$ 284,700
Coupon		8.42%
Investment, Identifier [Axis]: Kaman Corporation, First lien senior secured loan
Fair Value			$ 18,979,700
Amortized Cost			$ 18,901,700
Coupon			7.83%
Investment, Identifier [Axis]: Kaseya Inc. and Knockout Intermediate Holdings I Inc., First lien senior secured loan
Fair Value		$ 19,060,800
Amortized Cost		$ 19,105,500
Coupon		6.72%
Investment, Identifier [Axis]: Kaseya Inc. and Knockout Intermediate Holdings I Inc., Second lien senior secured loan
Fair Value		$ 32,207,900
Amortized Cost		$ 33,025,700
Coupon		8.72%
Investment, Identifier [Axis]: Kelso Investment Associates IX, L.P.
Total revolving and delayed draw loan commitments		$ 1,979,900
Less: funded commitments		(1,288,600)
Total net unfunded revolving loan commitments		691,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		691,300
Investment, Identifier [Axis]: Kelso Investment Associates IX, L.P., Limited partnership interest
Fair Value		1,288,600
Amortized Cost		1,477,800
Investment, Identifier [Axis]: Kestra Advisor Services Holdings A, Inc.,First lien senior secured loan
Fair Value			$ 1,601,500
Amortized Cost			$ 1,597,500
Coupon			7.33%
Investment, Identifier [Axis]: Keystone Agency Partners LLC
Total revolving and delayed draw loan commitments			$ 3,369,500
Less: funded commitments			(58,800)
Total net unfunded revolving loan commitments			3,310,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			3,310,700
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured loan
Fair Value			48,641,300
Amortized Cost			$ 48,194,600
Coupon			9.33%
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured revolving loan
Fair Value			$ 58,800
Amortized Cost			$ 57,500
Coupon			9.33%
Investment, Identifier [Axis]: King Risk Partners, LLC
Total revolving and delayed draw loan commitments		6,004,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		6,004,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		6,004,400
Investment, Identifier [Axis]: King Risk Partners, LLC, First lien senior secured loan
Fair Value		12,466,500
Amortized Cost		$ 12,359,900
Coupon		8.22%
Investment, Identifier [Axis]: Kings Buyer, LLC
Total revolving and delayed draw loan commitments		$ 2,451,400	$ 1,529,300
Less: funded commitments		(898,800)	(382,300)
Total net unfunded revolving loan commitments		1,552,600	1,147,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,552,600	1,147,000
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured loan
Fair Value		17,152,400	18,239,900
Amortized Cost		$ 17,932,100	$ 18,047,400
Coupon		9.35%	9.68%
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured revolving loan
Fair Value		$ 776,300	$ 382,300
Amortized Cost		$ 879,500	$ 366,500
Coupon		11.00%	11.50%
Investment, Identifier [Axis]: Knight AcquireCo, LLC and Knight Holdings, LP
Total revolving and delayed draw loan commitments		$ 26,636,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		26,636,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		26,636,900
Investment, Identifier [Axis]: Knight AcquireCo, LLC and Knight Holdings, LP, Class A-1 common units
Fair Value		2,431,500
Amortized Cost		2,431,500
Investment, Identifier [Axis]: Knight AcquireCo, LLC and Knight Holdings, LP, First lien senior secured loan
Fair Value		79,511,100
Amortized Cost		$ 79,519,700
Coupon		8.37%
Investment, Identifier [Axis]: Koala Investment Holdings, Inc.
Total revolving and delayed draw loan commitments		$ 7,218,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		7,218,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		7,218,800
Investment, Identifier [Axis]: Koala Investment Holdings, Inc., First lien senior secured loan
Fair Value		25,227,200
Amortized Cost		$ 25,239,700
Coupon		8.17%
Investment, Identifier [Axis]: Kodiak BP, LLC, First lien senior secured loan
Fair Value			$ 14,994,600
Amortized Cost			$ 14,925,100
Coupon			8.27%
Investment, Identifier [Axis]: Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.
Total revolving and delayed draw loan commitments		$ 7,436,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		7,436,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		7,436,700
Investment, Identifier [Axis]: Kohlberg Private Credit Investors Rated Feeder-L, L.L.C., Common stock
Fair Value		390,900
Amortized Cost		390,900
Investment, Identifier [Axis]: Kohlberg Private Credit Investors Rated Feeder-L, L.L.C., Senior subordinated loan
Fair Value		2,379,700
Amortized Cost		$ 2,380,400
Coupon		13.02%
Investment, Identifier [Axis]: LABL, Inc., First lien senior secured loan
Fair Value		$ 51,521,300	$ 34,092,800
Amortized Cost		$ 77,402,700	$ 34,702,300
Coupon		8.94%	9.46%
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP
Total revolving and delayed draw loan commitments		$ 13,139,000	$ 13,171,400
Less: funded commitments		(387,000)	0
Total net unfunded revolving loan commitments		12,752,000	13,171,400
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		12,752,000	13,171,400
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, Class A common units
Fair Value		1,030,000	1,303,300
Amortized Cost		1,409,000	1,409,000
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, First lien senior secured loan
Fair Value		20,181,700	20,282,100
Amortized Cost		$ 20,183,800	$ 20,304,600
Coupon		8.84%	10.09%
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, First lien senior secured revolving loan
Fair Value		$ 338,600
Amortized Cost		$ 331,800
Coupon		8.72%
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 1
Fair Value			$ 12,478,400
Amortized Cost			$ 12,470,400
Coupon			8.21%
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 2
Fair Value			$ 8,823,000
Amortized Cost			$ 8,724,800
Coupon			8.30%
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC
Total revolving and delayed draw loan commitments		$ 6,713,600
Less: funded commitments		(805,600)
Total net unfunded revolving loan commitments		5,908,000
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		5,908,000
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC, First lien senior secured loan
Fair Value		62,134,000
Amortized Cost		$ 61,871,300
Coupon		8.97%
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC, First lien senior secured revolving loan
Fair Value		$ 738,500
Amortized Cost		$ 710,400
Coupon		11.00%
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC, Limited partnership units
Fair Value		$ 32,148,700
Amortized Cost		30,788,300
Investment, Identifier [Axis]: LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), First lien senior secured loan
Fair Value			$ 12,941,900
Amortized Cost			$ 12,879,900
Coupon			7.36%
Investment, Identifier [Axis]: LTI Holdings, Inc., First lien senior secured loan
Fair Value			$ 16,737,900
Amortized Cost			$ 16,497,500
Coupon			9.11%
Investment, Identifier [Axis]: Lackawanna Energy Center LLC ,First lien senior secured loan
Fair Value			$ 9,937,500
Amortized Cost			$ 9,896,700
Coupon			8.61%
Investment, Identifier [Axis]: Lakehouse Buyer Inc.
Total revolving and delayed draw loan commitments		49,270,000
Less: funded commitments		0
Total net unfunded revolving loan commitments		49,270,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		49,270,000
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc.
Total revolving and delayed draw loan commitments		1,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,700
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,700
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., First lien senior secured loan 1
Fair Value		1,100
Amortized Cost		$ 1,100
Coupon		10.18%
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., First lien senior secured loan 2
Fair Value		$ 300
Amortized Cost		$ 200
Coupon		12.25%
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., Series B preferred stock
Fair Value		$ 2,300
Amortized Cost		1,000
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., Series C preferred stock
Fair Value		800
Amortized Cost		600
Investment, Identifier [Axis]: League One Volleyball, Inc., Series B preferred stock
Fair Value			$ 2,300
Amortized Cost			1,000
Investment, Identifier [Axis]: League One Volleyball, Inc., Series C preferred stock
Fair Value			600
Amortized Cost			600
Investment, Identifier [Axis]: Learning Care Group (US) No. 2 Inc., First lien senior secured loan
Fair Value			5,963,100
Amortized Cost			$ 5,888,900
Coupon			8.59%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc.
Total revolving and delayed draw loan commitments			$ 4,803,500
Less: funded commitments			(806,400)
Total net unfunded revolving loan commitments			3,997,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			3,997,100
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured loan
Fair Value			26,862,600
Amortized Cost			$ 26,894,800
Coupon			10.02%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured revolving loan
Fair Value			$ 256,200
Amortized Cost			$ 260,100
Coupon			9.41%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., First lien senior secured loan 1
Fair Value		27,974,900
Amortized Cost		$ 27,540,800
Coupon		9.23%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., First lien senior secured loan 2
Fair Value		$ 1,312,900
Amortized Cost		$ 1,300,100
Coupon		8.73%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., First lien senior secured revolving loan
Fair Value		$ 1,040,700
Amortized Cost		$ 991,300
Coupon		8.73%
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., Limited partnership interest
Fair Value		$ 3,429,100
Amortized Cost		3,041,000
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC, Stadium Coinvest (B)-III, L.P. and ASM Buyer, Inc.
Total revolving and delayed draw loan commitments		3,484,700
Less: funded commitments		(1,526,900)
Total net unfunded revolving loan commitments		1,957,800
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,957,800
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Leia Finco US LLC, First lien senior secured loan
Fair Value		4,502,300	$ 23,359,800
Amortized Cost		$ 4,499,900	$ 23,265,900
Coupon		7.19%	7.89%
Investment, Identifier [Axis]: Leia Finco US LLC, Second lien senior secured loan
Fair Value		$ 4,525,000	$ 12,810,700
Amortized Cost		$ 4,477,100	$ 12,753,800
Coupon		9.19%	9.89%
Investment, Identifier [Axis]: Lernen Bidco Limited,First lien senior secured loan
Fair Value			$ 6,565,000
Amortized Cost			$ 6,468,300
Coupon			8.36%
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P.
Total revolving and delayed draw loan commitments		$ 182,200	$ 182,200
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		182,200	182,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		182,200	182,200
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., First lien senior secured loan
Fair Value		16,053,600	16,403,200
Amortized Cost		$ 15,877,400	$ 16,130,300
Coupon		9.67%	11.98%
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., Limited partnership interests
Fair Value		$ 176,100	$ 165,100
Amortized Cost		133,000	133,000
Investment, Identifier [Axis]: Life Time Fitness Inc, First lien senior secured loan
Fair Value			14,391,700
Amortized Cost			$ 14,347,600
Coupon			7.03%
Investment, Identifier [Axis]: Lifepoint Health Inc, First lien senior secured loan
Fair Value			$ 14,505,200
Amortized Cost			$ 14,417,000
Coupon			8.41%
Investment, Identifier [Axis]: Lightbeam Bidco, Inc.
Total revolving and delayed draw loan commitments		11,182,000	$ 2,150,800
Less: funded commitments		(700)	(300)
Total net unfunded revolving loan commitments		11,181,300	2,150,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		11,181,300	2,150,500
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan
Fair Value			17,163,400
Amortized Cost			$ 16,930,400
Coupon			9.33%
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 1
Fair Value		23,447,200
Amortized Cost		$ 23,138,400
Coupon		8.56%
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 2
Fair Value		$ 1,006,400
Amortized Cost		$ 1,003,100
Coupon		8.84%
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: Lightstone Holdco LLC,First lien senior secured loan
Fair Value			6,340,700
Amortized Cost			$ 6,348,500
Coupon			10.34%
Investment, Identifier [Axis]: Linden Structured Capital Fund II-A LP
Total revolving and delayed draw loan commitments		$ 3,035,900	$ 2,572,900
Less: funded commitments		(2,229,200)	(1,470,700)
Total net unfunded revolving loan commitments		806,700	1,102,200
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		806,700
Total net unfunded revolving and delayed draw loan commitments			1,102,200
Investment, Identifier [Axis]: Linden Structured Capital Fund II-A LP, Limited partnership interest
Fair Value		2,694,900
Amortized Cost		1,854,500
Investment, Identifier [Axis]: Linden Structured Capital Fund II-A LP, Limited partnership interests
Fair Value			1,479,600
Amortized Cost			1,559,000
Investment, Identifier [Axis]: LivTech Purchaser, Inc.
Total revolving and delayed draw loan commitments		2,005,800	5,538,200
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		2,005,800	5,538,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,005,800	5,538,200
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: LivTech Purchaser, Inc., First lien senior secured loan
Fair Value		7,376,800	3,805,900
Amortized Cost		$ 7,325,900	$ 3,806,500
Coupon		8.76%	9.01%
Investment, Identifier [Axis]: LiveBarn Inc., Middle preferred shares
Fair Value		$ 15,000,000	$ 12,498,800
Amortized Cost		10,000,000	10,000,000
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 1
Fair Value			1,767,000
Amortized Cost			$ 1,780,400
Coupon			8.21%
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 2
Fair Value			$ 3,939,600
Amortized Cost			$ 3,972,700
Coupon			7.99%
Investment, Identifier [Axis]: Lumen Technologies, First lien senior secured loan 1
Fair Value		61,242,100
Amortized Cost		$ 61,198,100
Coupon		6.18%
Investment, Identifier [Axis]: Lumen Technologies, First lien senior secured loan 2
Fair Value		$ 7,994,200
Amortized Cost		$ 8,004,800
Coupon		6.18%
Investment, Identifier [Axis]: Lumen Technologies, First lien senior secured loan 3
Fair Value		$ 3,853,000
Amortized Cost		$ 3,927,600
Coupon		9.72%
Investment, Identifier [Axis]: M6 Etx Holdings II Midco LLC, First lien senior secured loan
Fair Value			$ 21,692,600
Amortized Cost			$ 21,690,000
Coupon			8.96%
Investment, Identifier [Axis]: MAGNE 2019-24, Collaterized loan obligation
Fair Value		$ 502,800	$ 503,200
Amortized Cost		$ 500,100	$ 500,100
Coupon		10.30%	11.06%
Investment, Identifier [Axis]: MAGNE 2020-28, Collaterized loan obligation
Fair Value		$ 4,924,800
Amortized Cost		$ 4,948,900
Coupon		13.81%
Investment, Identifier [Axis]: MAGNE 2022-33, Collaterized loan obligation
Fair Value		$ 5,968,300	$ 5,995,800
Amortized Cost		$ 5,875,000	$ 5,875,000
Coupon		9.43%	10.17%
Investment, Identifier [Axis]: MAGNE 2023-34, Collaterized loan obligation
Fair Value		$ 2,337,600
Amortized Cost		$ 2,330,200
Coupon		8.40%
Investment, Identifier [Axis]: MAGNE 2023-36, Collaterized loan obligation
Fair Value		$ 5,958,500	$ 1,777,800
Amortized Cost		$ 5,900,000	$ 1,750,000
Coupon		8.86%	9.53%
Investment, Identifier [Axis]: MAGNE 2023-39, Collaterized loan obligation
Fair Value		$ 638,600	$ 640,800
Amortized Cost		$ 637,500	$ 637,500
Coupon		8.76%	9.33%
Investment, Identifier [Axis]: MAGNE 2024-41, Collaterized loan obligation
Fair Value		$ 2,329,300	$ 2,324,500
Amortized Cost		$ 2,312,500	$ 2,312,500
Coupon		8.76%	9.21%
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation
Fair Value			$ 2,136,000
Amortized Cost			$ 2,096,800
Coupon			9.31%
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation 1
Fair Value		$ 2,144,500
Amortized Cost		$ 2,099,800
Coupon		8.86%
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation 2
Fair Value		$ 656,900
Amortized Cost		$ 646,500
Coupon		14.38%
Investment, Identifier [Axis]: MAGNE 2024-44, Collaterized loan obligation
Fair Value		$ 3,061,500	$ 3,747,700
Amortized Cost		$ 3,357,300	$ 3,690,000
Coupon		10.94%	12.00%
Investment, Identifier [Axis]: MAGNE 2025-43, Collaterized loan obligation
Fair Value		$ 2,363,900
Amortized Cost		$ 2,300,000
Coupon		10.63%
Investment, Identifier [Axis]: MAGNE 2025-48, Collaterized loan obligation 1
Fair Value		$ 2,827,700
Amortized Cost		$ 2,800,000
Coupon		9.14%
Investment, Identifier [Axis]: MAGNE 2025-48, Collaterized loan obligation 2
Fair Value		$ 14,766,200
Amortized Cost		$ 15,489,000
Coupon		10.31%
Investment, Identifier [Axis]: MAGNE 2025-50, Collaterized loan obligation
Fair Value		$ 9,053,600
Amortized Cost		$ 8,960,000
Coupon		9.11%
Investment, Identifier [Axis]: MAGNE 2025-51, Collaterized loan obligation
Fair Value		$ 18,338,500
Amortized Cost		$ 18,095,800
Coupon		12.00%
Investment, Identifier [Axis]: MC Accelerate Co-Invest Feeder LP and MC CIF Wealth Management (UK) Ltd., Membership interest
Fair Value		$ 1,000
Amortized Cost		1,000
Investment, Identifier [Axis]: MC Accelerate Co-Invest Feeder LP and MC CIF Wealth Management (UK) Ltd., Z1 preferred shares
Fair Value		16,150,200
Amortized Cost		$ 16,157,500
Coupon		12.00%
Investment, Identifier [Axis]: MC Accelerate Co-Invest Feeder LP and MC CIF Wealth Management (UK) Ltd., Z2 preferred shares
Fair Value		$ 15,790,200
Amortized Cost		15,791,200
Investment, Identifier [Axis]: MCF CLO 12 LLC, Private asset-backed investment
Fair Value		19,900,000
Amortized Cost		$ 19,900,000
Coupon		7.93%
Investment, Identifier [Axis]: MDPK 2015-17, Collaterized loan obligation 1
Fair Value		$ 6,700,500
Amortized Cost		$ 7,690,600
Coupon		10.33%
Investment, Identifier [Axis]: MDPK 2015-17, Collaterized loan obligation 2
Fair Value		$ 696,500
Amortized Cost		$ 799,400
Coupon		10.33%
Investment, Identifier [Axis]: MDPK 2016-20, Collaterized loan obligation
Fair Value		$ 2,613,800	$ 2,770,000
Amortized Cost		$ 2,727,500	$ 2,727,500
Coupon		10.26%	11.23%
Investment, Identifier [Axis]: MDPK 2016-22, Collaterized loan obligation
Fair Value		$ 1,302,200
Amortized Cost		$ 1,554,500
Coupon		14.19%
Investment, Identifier [Axis]: MDPK 2018-30, Collaterized loan obligation 1
Fair Value		$ 5,506,000
Amortized Cost		$ 7,768,000
Coupon		11.22%
Investment, Identifier [Axis]: MDPK 2018-30, Collaterized loan obligation 2
Fair Value		$ 755,700
Amortized Cost		$ 750,000
Coupon		8.50%
Investment, Identifier [Axis]: MDPK 2018-31, Collaterized loan obligation
Fair Value		$ 1,088,200
Amortized Cost		$ 1,101,800
Coupon		10.26%
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation
Fair Value			$ 4,924,300
Amortized Cost			$ 4,850,000
Coupon			11.03%
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation 1
Fair Value		$ 4,758,700
Amortized Cost		$ 4,850,000
Coupon		10.26%
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation 2
Fair Value		$ 886,900
Amortized Cost		$ 1,100,500
Coupon		9.00%
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation 3
Fair Value		$ 279,600
Amortized Cost		$ 346,900
Coupon		9.00%
Investment, Identifier [Axis]: MDPK 2019-34, Collaterized loan obligation
Fair Value		$ 1,659,000	$ 1,729,700
Amortized Cost		$ 1,700,000	$ 1,700,000
Coupon		10.39%	11.15%
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation
Fair Value			$ 1,016,100
Amortized Cost			$ 1,000,000
Coupon			11.26%
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation 1
Fair Value		$ 1,006,100
Amortized Cost		$ 1,000,000
Coupon		10.50%
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation 2
Fair Value		$ 676,300
Amortized Cost		$ 832,200
Coupon		13.01%
Investment, Identifier [Axis]: MDPK 2020-46, Collaterized loan obligation
Fair Value		$ 1,937,900
Amortized Cost		$ 1,966,800
Coupon		9.15%
Investment, Identifier [Axis]: MDPK 2021-59, Collaterized loan obligation
Fair Value		$ 2,836,800	$ 2,282,600
Amortized Cost		$ 2,883,800	$ 2,250,000
Coupon		10.28%	11.03%
Investment, Identifier [Axis]: MDPK 2022-55, Collaterized loan obligation
Fair Value			$ 1,704,800
Amortized Cost			$ 1,680,000
Coupon			10.63%
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation
Fair Value			$ 5,745,800
Amortized Cost			$ 5,625,000
Coupon			11.13%
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation 1
Fair Value		$ 5,585,100
Amortized Cost		$ 5,625,000
Coupon		10.36%
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation 2
Fair Value		$ 677,200
Amortized Cost		$ 863,500
Coupon		7.49%
Investment, Identifier [Axis]: MDPK 2023-63, Collaterized loan obligation
Fair Value		$ 4,762,100
Amortized Cost		$ 4,750,000
Coupon		9.87%
Investment, Identifier [Axis]: MDPK 2023-63A, Collaterized loan obligation
Fair Value		$ 1,061,700
Amortized Cost		$ 1,117,300
Coupon		14.77%
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 1
Fair Value		$ 2,519,000	$ 2,513,000
Amortized Cost		$ 2,500,000	$ 2,500,000
Coupon		9.37%	9.85%
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 2
Fair Value		$ 1,805,100	$ 2,336,300
Amortized Cost		$ 2,186,700	$ 2,336,300
Coupon		12.84%	12.20%
Investment, Identifier [Axis]: MDPK 2024-67, Collaterized loan obligation
Fair Value		$ 2,520,400	$ 2,571,100
Amortized Cost		$ 2,500,000	$ 2,500,000
Coupon		10.66%	11.43%
Investment, Identifier [Axis]: MDPK 2024-68, Collaterized loan obligation
Fair Value		$ 2,385,400	$ 2,387,400
Amortized Cost		$ 2,375,000	$ 2,375,000
Coupon		8.98%	9.54%
Investment, Identifier [Axis]: MDPK 2024-69, Collaterized loan obligation
Fair Value		$ 1,504,200	$ 1,543,700
Amortized Cost		$ 1,500,000	$ 1,500,000
Coupon		10.11%	11.58%
Investment, Identifier [Axis]: MDPK 2025-65, Collaterized loan obligation
Fair Value		$ 2,409,600
Amortized Cost		$ 2,400,000
Coupon		9.32%
Investment, Identifier [Axis]: MDPK 2025-71, Collaterized loan obligation
Fair Value		$ 3,637,600
Amortized Cost		$ 3,436,600
Coupon		17.05%
Investment, Identifier [Axis]: MDPK 2025-72, Collaterized loan obligation
Fair Value		$ 10,214,400
Amortized Cost		$ 10,470,000
Coupon		13.19%
Investment, Identifier [Axis]: MDPK 2025-75, Collaterized loan obligation
Fair Value		$ 22,160,500
Amortized Cost		$ 21,935,000
Coupon		11.70%
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 1
Fair Value			$ 22,654,600
Amortized Cost			$ 22,418,800
Coupon			8.58%
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 2
Fair Value			$ 24,678,500
Amortized Cost			$ 24,676,900
Coupon			8.82%
Investment, Identifier [Axis]: ML Holdco, Inc.
Total revolving and delayed draw loan commitments		$ 24,745,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		24,745,400
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		24,745,400
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: ML Holdco, Inc., First lien senior secured loan
Fair Value		94,645,600
Amortized Cost		$ 94,658,500
Coupon		8.37%
Investment, Identifier [Axis]: MPH Acquisition Holdings LLC, First lien senior secured notes
Fair Value		$ 9,214,000
Amortized Cost		$ 9,411,800
Coupon		6.00%
Investment, Identifier [Axis]: MSD Investment Corp., Corporate bond
Fair Value		$ 24,906,800	$ 25,026,300
Amortized Cost		$ 25,000,000	$ 25,000,000
Coupon		7.24%	7.58%
Investment, Identifier [Axis]: MSIS Holdings, Inc. and MS Precision Parent, LP
Total revolving and delayed draw loan commitments		$ 15,155,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		15,155,600
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		15,155,600
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: MSIS Holdings, Inc. and MS Precision Parent, LP, Class A-1 units
Fair Value		1,491,600
Amortized Cost		1,359,000
Investment, Identifier [Axis]: MSIS Holdings, Inc. and MS Precision Parent, LP, First lien senior secured loan
Fair Value		26,994,400
Amortized Cost		$ 26,674,200
Coupon		8.67%
Investment, Identifier [Axis]: Madison IAQ LLC, First lien senior secured loan
Fair Value		$ 81,856,900
Amortized Cost		$ 81,371,500
Coupon		6.70%
Investment, Identifier [Axis]: Madison Safety amp; Flow LLC, First lien senior secured loan
Fair Value		$ 21,424,600	$ 15,528,700
Amortized Cost		$ 21,268,900	$ 15,449,800
Coupon		6.23%	7.61%
Investment, Identifier [Axis]: Magellan Topco
Total revolving and delayed draw loan commitments			$ 172,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			172,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			172,600
Investment, Identifier [Axis]: Magellan Topco, First lien senior secured loan
Fair Value		$ 1,174,000	862,900
Amortized Cost		$ 1,072,900	$ 879,200
Coupon		8.38%	9.14%
Investment, Identifier [Axis]: Magnetite LV, Limited, Collaterized loan obligation
Fair Value		$ 2,511,700
Amortized Cost		$ 2,511,700
Coupon		22.00%
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC
Total revolving and delayed draw loan commitments		$ 3,543,800	$ 4,611,300
Less: funded commitments		(363,200)	(222,900)
Total net unfunded revolving loan commitments		3,180,600	4,388,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,180,600	4,388,400
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured loan
Fair Value		13,422,100	8,582,400
Amortized Cost		$ 13,330,200	$ 8,591,400
Coupon		8.42%	9.08%
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured revolving loan
Fair Value		$ 363,200	$ 206,200
Amortized Cost		$ 347,000	$ 207,000
Coupon		8.43%	9.08%
Investment, Identifier [Axis]: Mamba Purchaser, Inc., First lien senior secured loan
Fair Value		$ 48,024,400	$ 31,488,400
Amortized Cost		$ 47,919,500	$ 31,301,600
Coupon		6.73%	7.36%
Investment, Identifier [Axis]: Marcel Bidco LLC, First lien senior secured loan
Fair Value		$ 13,003,900	$ 11,685,600
Amortized Cost		$ 12,941,300	$ 11,494,500
Coupon		7.05%	7.81%
Investment, Identifier [Axis]: Mari Events Midco LLC and AE EventsCo Holdings LLC
Total revolving and delayed draw loan commitments		$ 877,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		877,700
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		877,700
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Mari Events Midco LLC and AE EventsCo Holdings LLC , Common units 1
Fair Value		8,147,300
Amortized Cost		8,147,300
Investment, Identifier [Axis]: Mari Events Midco LLC and AE EventsCo Holdings LLC , Common units 2
Fair Value		7,734,400
Amortized Cost		7,734,400
Investment, Identifier [Axis]: Mari Events Midco LLC and AE EventsCo Holdings LLC , First lien senior secured loan
Fair Value		6,003,400
Amortized Cost		$ 6,075,800
Coupon		7.75%
Investment, Identifier [Axis]: Mari Miami II LLC and South Florida Tennis, LLC, Common units
Fair Value		$ 1,725,100
Amortized Cost		1,745,000
Investment, Identifier [Axis]: Mari Miami II LLC and South Florida Tennis, LLC, First lien senior secured loan
Fair Value		6,690,200
Amortized Cost		$ 6,693,100
Coupon		8.67%
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, First lien senior secured loan
Fair Value		$ 16,425,900	$ 15,461,000
Amortized Cost		$ 16,339,900	$ 15,461,000
Coupon		6.50%	7.08%
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, First lien senior secured loan 1
Fair Value		$ 2,011,200
Amortized Cost		$ 2,002,300
Coupon		5.92%
Investment, Identifier [Axis]: Mars Downstop Loan Purchaser Trust, Private asset-backed investment
Fair Value		$ 11,827,900	$ 20,393,400
Amortized Cost		$ 11,827,800	$ 20,440,100
Coupon		11.00%	11.00%
Investment, Identifier [Axis]: Mavis Tire Express Services Topco Corp., Metis HoldCo, Inc., and Metis TopCo, LP, First lien senior secured loan
Fair Value		$ 67,814,800
Amortized Cost		$ 67,222,000
Coupon		6.72%
Investment, Identifier [Axis]: McAfee Corp., First lien senior secured loan
Fair Value		$ 24,902,400	$ 25,366,800
Amortized Cost		$ 26,801,500	$ 25,367,600
Coupon		6.72%	7.37%
Investment, Identifier [Axis]: Medlar Bidco Limited
Total revolving and delayed draw loan commitments		$ 10,381,100	$ 76,698,100
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		10,381,100	76,698,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		10,381,100	76,698,100
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Medlar Bidco Limited, First lien senior secured loan 1
Fair Value		31,970,300
Amortized Cost		$ 31,708,800
Coupon		8.74%
Investment, Identifier [Axis]: Medlar Bidco Limited, First lien senior secured loan 2
Fair Value		$ 14,804,000
Amortized Cost		$ 14,312,500
Coupon		6.99%
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan
Fair Value			60,042,800
Amortized Cost			$ 59,874,600
Coupon			6.61%
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan 1
Fair Value		$ 94,857,200
Amortized Cost		$ 94,552,000
Coupon		5.47%
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan 2
Fair Value		$ 3,527,000
Amortized Cost		$ 3,526,400
Coupon		5.47%
Investment, Identifier [Axis]: Melody TopCo LP and Melody Holdings LP, Class A-1 common units
Fair Value		$ 13,126,100
Amortized Cost		13,123,900
Investment, Identifier [Axis]: Melody TopCo LP and Melody Holdings LP, Class A-1 preferred units
Fair Value		33,411,400
Amortized Cost		33,437,300
Investment, Identifier [Axis]: Melody TopCo LP and Melody Holdings LP, Class A-2 common units
Fair Value		1,470,800
Amortized Cost		1,470,600
Investment, Identifier [Axis]: Melody TopCo LP and Melody Holdings LP, Class A-2 preferred units
Fair Value		3,751,200
Amortized Cost		3,754,900
Investment, Identifier [Axis]: Mercury Borrower, Inc., First lien senior secured loan
Fair Value		47,917,600
Amortized Cost		$ 47,779,100
Coupon		6.95%
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP
Total revolving and delayed draw loan commitments		$ 8,000,000
Less: funded commitments		(1,750,000)
Total net unfunded revolving loan commitments		6,250,000
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		6,250,000
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, First lien senior secured loan
Fair Value		12,344,100
Amortized Cost		$ 12,350,200
Coupon		8.67%
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, First lien senior secured revolving loan
Fair Value		$ 1,237,500
Amortized Cost		$ 1,238,100
Coupon		8.67%
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, First lien senior secured revolving loan 1
Fair Value		$ 495,000
Amortized Cost		$ 495,200
Coupon		10.75%
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, Limited partnership interests
Fair Value		$ 4,655,000
Amortized Cost		4,666,800
Investment, Identifier [Axis]: Merit Software Finance Holdings, LLC
Total revolving and delayed draw loan commitments		8,071,200
Less: funded commitments		0
Total net unfunded revolving loan commitments		8,071,200
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,071,200
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Merit Software Finance Holdings, LLC, First lien senior secured loan
Fair Value		8,268,600
Amortized Cost		$ 8,268,700
Coupon		8.94%
Investment, Identifier [Axis]: Merlin Buyer Inc., First lien senior secured loan
Fair Value		$ 2,247,000
Amortized Cost		$ 2,240,200
Coupon		7.67%
Investment, Identifier [Axis]: Mermaid Bidco Inc., First lien senior secured loan
Fair Value		$ 34,506,600	$ 18,877,900
Amortized Cost		$ 34,373,900	$ 18,811,700
Coupon		7.15%	7.80%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC
Total revolving and delayed draw loan commitments		$ 3,151,700	$ 3,304,100
Less: funded commitments		(1,493,400)	(200,200)
Total net unfunded revolving loan commitments		1,658,300	3,103,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,658,300	3,103,900
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 1
Fair Value			6,397,800
Amortized Cost			$ 6,527,600
Coupon			8.49%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 2
Fair Value			$ 4,601,800
Amortized Cost			$ 4,602,700
Coupon			10.02%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan one
Fair Value		7,976,200
Amortized Cost		$ 7,139,900
Coupon		7.07%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan two
Fair Value		$ 4,671,900
Amortized Cost		$ 4,612,800
Coupon		8.82%
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured revolving loan
Fair Value		$ 1,493,300	$ 180,400
Amortized Cost		$ 1,475,200	$ 184,400
Coupon		7.06%	8.49%
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC
Total revolving and delayed draw loan commitments		$ 3,279,800	$ 5,027,900
Less: funded commitments		(388,700)	0
Total net unfunded revolving loan commitments		2,891,100	5,027,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,891,100	5,027,900
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, Common units
Fair Value		111,100	185,800
Amortized Cost		169,000	169,000
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, First lien senior secured loan
Fair Value		10,750,900	9,872,300
Amortized Cost		$ 11,514,700	$ 9,702,500
Coupon		10.42%	9.61%
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, First lien senior secured revolving loan
Fair Value		$ 270,600
Amortized Cost		$ 365,500
Coupon		12.50%
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP
Total revolving and delayed draw loan commitments			$ 1,075,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,075,000
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw loan commitments			1,075,000
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP, Limited partnership interest
Fair Value			5,255,400
Amortized Cost			$ 5,255,400
Coupon			9.00%
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP, Private asset-backed investment
Fair Value		$ 35,996,300
Amortized Cost		$ 35,966,600
Coupon		9.00%
Investment, Identifier [Axis]: Mirion Technologies, Inc., First lien senior secured loan
Fair Value			$ 5,164,200
Amortized Cost			$ 5,151,600
Coupon			6.58%
Investment, Identifier [Axis]: Mister Car Wash Holdings, Inc., First lien senior secured loan
Fair Value			$ 18,347,800
Amortized Cost			$ 18,327,000
Coupon			7.09%
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan
Fair Value			$ 22,126,300
Amortized Cost			$ 22,000,900
Coupon			7.61%
Investment, Identifier [Axis]: Mitchell International, Inc., Second lien senior secured loan
Fair Value		$ 37,035,100	$ 29,571,900
Amortized Cost		$ 37,195,900	$ 29,738,300
Coupon		8.97%	9.61%
Investment, Identifier [Axis]: Moderna, Inc.
Total revolving and delayed draw loan commitments		$ 127,857,000
Less: funded commitments		0
Total net unfunded revolving loan commitments		127,857,000
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		127,857,000
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Moderna, Inc. , First lien senior secured loan
Fair Value		83,959,400
Amortized Cost		$ 83,986,000
Coupon		9.17%
Investment, Identifier [Axis]: Modernizing Medicine, Inc. and ModMed Software Midco Holdings, Inc.
Total revolving and delayed draw loan commitments		$ 4,809,300
Less: funded commitments		(19,200)
Total net unfunded revolving loan commitments		4,790,100
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		4,790,100
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Modernizing Medicine, Inc. and ModMed Software Midco Holdings, Inc., First lien senior secured loan
Fair Value		47,825,200
Amortized Cost		$ 47,400,300
Coupon		8.42%
Investment, Identifier [Axis]: Modernizing Medicine, Inc. and ModMed Software Midco Holdings, Inc., Series A preferred stock
Fair Value		$ 28,305,800
Amortized Cost		27,655,800
Investment, Identifier [Axis]: Monica Holdco (US), Inc.
Total revolving and delayed draw loan commitments		8,223,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		8,223,400
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,223,400
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Monica Holdco (US), Inc., First lien senior secured loan
Fair Value		10,999,100
Amortized Cost		$ 10,849,500
Coupon		9.07%
Investment, Identifier [Axis]: Monroe Capital Income Plus Corporation, Corporate bond
Fair Value		$ 10,779,900	$ 10,824,600
Amortized Cost		$ 10,000,000	$ 10,000,000
Coupon		9.42%	9.42%
Investment, Identifier [Axis]: Montagu V (US) L.P.
Total revolving and delayed draw loan commitments		$ 1,973,600
Less: funded commitments		(1,737,700)
Total net unfunded revolving loan commitments		235,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		235,900
Investment, Identifier [Axis]: Montagu V (US) L.P., Limited partnership interest
Fair Value		1,737,700
Amortized Cost		1,353,400
Investment, Identifier [Axis]: Montagu VII (B) SCSp
Total revolving and delayed draw loan commitments		700,000
Less: funded commitments		0
Total net unfunded revolving loan commitments		700,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		700,000
Investment, Identifier [Axis]: Mosel Bidco SE, First lien senior secured loan
Fair Value			$ 8,193,200
Amortized Cost			$ 8,109,200
Coupon			8.83%
Investment, Identifier [Axis]: Motus LLC, First lien senior secured loan
Fair Value		9,900	$ 15,805,500
Amortized Cost		$ 10,000	$ 15,725,500
Coupon		7.42%	8.43%
Investment, Identifier [Axis]: Mountaineer Merger Corporation
Total revolving and delayed draw loan commitments		$ 11,254,000	$ 11,254,000
Less: funded commitments		(4,486,800)	(8,135,000)
Total net unfunded revolving loan commitments		6,767,200	3,119,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		6,767,200	3,119,000
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Mountaineer Merger Corporation, First lien senior secured revolving loan
Fair Value		3,924,100	7,952,100
Amortized Cost		$ 4,380,200	$ 7,967,500
Coupon		8.84%	9.33%
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC
Total revolving and delayed draw loan commitments		$ 5,157,300	$ 5,526,300
Less: funded commitments		(1,384,900)	(206,500)
Total net unfunded revolving loan commitments		3,772,400	5,319,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,772,400	5,319,800
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, Class B limited liability company interest
Fair Value		79,000	85,800
Amortized Cost		100,000	100,000
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured loan
Fair Value			9,331,600
Amortized Cost			$ 9,127,200
Coupon			10.75%
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured loan 1
Fair Value		12,398,600
Amortized Cost		$ 12,117,200
Coupon		9.71%
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured revolving loan
Fair Value		$ 808,000
Amortized Cost		$ 770,500
Coupon		9.65%
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc.
Total revolving and delayed draw loan commitments			$ 7,861,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,861,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			7,861,500
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., Class A preferred units
Fair Value			870,200
Amortized Cost			770,400
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., Class B common units
Fair Value			365,200
Amortized Cost			323,600
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 1
Fair Value			21,867,500
Amortized Cost			$ 21,666,100
Coupon			9.33%
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 2
Fair Value			$ 5,546,000
Amortized Cost			$ 5,499,000
Coupon			9.34%
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC
Total revolving and delayed draw loan commitments		$ 4,224,100
Less: funded commitments		(977,600)
Total net unfunded revolving loan commitments		3,246,500
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		3,246,500
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, Class A preferred units
Fair Value		842,100
Amortized Cost		883,400
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, Class B common units
Fair Value		353,700
Amortized Cost		380,100
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, First lien senior secured loan
Fair Value		33,325,300
Amortized Cost		$ 33,104,500
Coupon		8.69%
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, First lien senior secured revolving loan
Fair Value		$ 643,200
Amortized Cost		$ 618,100
Coupon		8.72%
Investment, Identifier [Axis]: NCMF 2025-MFS, Private asset-backed investment
Fair Value		$ 24,915,300
Amortized Cost		$ 24,257,000
Coupon		7.53%
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP
Total revolving and delayed draw loan commitments		$ 11,529,400
Less: funded commitments		(3,930,300)
Total net unfunded revolving loan commitments		7,599,100
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		7,599,100
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP 1
Total revolving and delayed draw loan commitments		1,172,000
Less: funded commitments		(781,300)
Total net unfunded revolving loan commitments		390,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		390,700
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP, First lien senior secured loan
Fair Value		30,149,000
Amortized Cost		$ 29,819,300
Coupon		8.48%
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP, First lien senior secured revolving loan 1
Fair Value		$ 3,930,300
Amortized Cost		$ 3,862,900
Coupon		7.48%
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP, Limited partnership interest
Fair Value		$ 988,100
Amortized Cost		784,200
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan
Fair Value		3,186,600
Amortized Cost		3,193,400
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 1
Fair Value		25,140,100	$ 23,431,600
Amortized Cost		$ 26,827,200	$ 24,793,800
Coupon		8.22%	7.72%
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 2
Fair Value			$ 13,154,600
Amortized Cost			$ 13,993,500
Coupon			10.09%
Investment, Identifier [Axis]: NEUB 2018-28, Collaterized loan obligation
Fair Value		$ 712,100
Amortized Cost		$ 718,700
Coupon		10.83%
Investment, Identifier [Axis]: NEUB 2025-60, Collaterized loan obligation
Fair Value		$ 3,787,400
Amortized Cost		$ 3,664,000
Coupon		10.34%
Investment, Identifier [Axis]: NEUB 2025-61, Collaterized loan obligation
Fair Value		$ 2,967,800
Amortized Cost		$ 2,950,000
Coupon		8.99%
Investment, Identifier [Axis]: NMC CLO-2, Collaterized loan obligation
Fair Value		$ 928,200	$ 942,400
Amortized Cost		$ 937,500	$ 937,500
Coupon		9.60%	10.06%
Investment, Identifier [Axis]: NMN Holdings III Corp. and NMN Holdings LP, First lien senior secured loan 1
Fair Value		$ 13,063,500
Amortized Cost		$ 12,875,000
Coupon		7.27%
Investment, Identifier [Axis]: NMN Holdings III Corp. and NMN Holdings LP, First lien senior secured loan 2
Coupon		8.47%
Investment, Identifier [Axis]: Neptune Bidco US Inc. and Elliott Metron Co-Investor Aggregator L.P., First lien senior secured loan 1
Fair Value		$ 141,533,200
Amortized Cost		$ 137,360,600
Coupon		9.01%
Investment, Identifier [Axis]: Neptune Bidco US Inc. and Elliott Metron Co-Investor Aggregator L.P., First lien senior secured loan 2
Fair Value		$ 50,785,700
Amortized Cost		$ 49,530,200
Coupon		8.76%
Investment, Identifier [Axis]: Netsmart, Inc. and Netsmart Technologies, Inc.
Total revolving and delayed draw loan commitments		$ 22,120,100	$ 22,120,100
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		22,120,100	22,120,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		22,120,100	22,120,100
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Netsmart, Inc. and Netsmart Technologies, Inc., First lien senior secured loan
Fair Value		92,186,300	77,855,600
Amortized Cost		$ 91,527,300	$ 77,903,100
Coupon		8.92%	9.56%
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP
Total revolving and delayed draw loan commitments			$ 12,959,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			12,959,100
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			12,959,100
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, Class A-2 common units
Fair Value			3,976,000
Amortized Cost			2,329,000
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, First lien senior secured loan
Fair Value			19,535,400
Amortized Cost			$ 19,205,700
Coupon			9.83%
Investment, Identifier [Axis]: New Mountain Partners III, L.P.
Total revolving and delayed draw loan commitments		$ 759,900
Less: funded commitments		(393,300)
Total net unfunded revolving loan commitments		366,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		366,600
Investment, Identifier [Axis]: New Mountain Partners IV, L.P.
Total revolving and delayed draw loan commitments		1,865,800
Less: funded commitments		(872,000)
Total net unfunded revolving loan commitments		993,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		993,800
Investment, Identifier [Axis]: Next Holdco, LLC
Total revolving and delayed draw loan commitments		214,000	$ 1,697,600
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		214,000	1,697,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		214,000	1,697,600
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Next Holdco, LLC, First lien senior secured loan
Fair Value		5,684,900	5,742,800
Amortized Cost		$ 5,625,500	$ 5,670,500
Coupon		9.09%	10.27%
Investment, Identifier [Axis]: Nexus Buyer LLC, First lien senior secured loan
Fair Value			$ 2,975,800
Amortized Cost			$ 2,971,100
Coupon			8.36%
Investment, Identifier [Axis]: Nexus Buyer LLC, Second lien senior secured loan
Fair Value		$ 104,424,400
Amortized Cost		$ 104,743,300
Coupon		9.47%
Investment, Identifier [Axis]: Nomi Health, Inc., First lien senior secured loan
Fair Value			$ 18,425,100
Amortized Cost			$ 18,181,000
Coupon			12.84%
Investment, Identifier [Axis]: Nomi Health, Inc., Warrant to purchase Class A common stock
Fair Value			$ 74,800
Amortized Cost			0
Investment, Identifier [Axis]: Nomi Health, Inc., Warrant to purchase Series B preferred stock
Fair Value		$ 0	100
Amortized Cost		0	0
Investment, Identifier [Axis]: Nord Anglia, First lien senior secured loan
Fair Value			7,055,400
Amortized Cost			$ 7,000,000
Coupon			7.58%
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 1
Fair Value		65,774,500	$ 57,108,500
Amortized Cost		$ 59,188,500	$ 59,125,200
Coupon		9.23%	9.70%
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 2
Fair Value		$ 65,592,600	$ 56,694,700
Amortized Cost		$ 58,097,500	$ 57,908,100
Coupon		7.07%	7.91%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC and Fairway Lawns, LLC
Total revolving and delayed draw loan commitments		$ 2,638,500
Less: funded commitments		(330,600)
Total net unfunded revolving loan commitments		2,307,900
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		2,307,900
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC and Fairway Lawns, LLC, First lien senior secured loan
Fair Value		14,569,400
Amortized Cost		$ 14,406,700
Coupon		8.83%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC and Fairway Lawns, LLC, First lien senior secured revolving loan
Fair Value		$ 330,600
Amortized Cost		$ 324,600
Coupon		8.73%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC
Total revolving and delayed draw loan commitments			$ 6,146,200
Less: funded commitments			(234,500)
Total net unfunded revolving loan commitments			5,911,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			5,911,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 1
Fair Value			3,280,700
Amortized Cost			$ 3,202,800
Coupon			9.66%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 2
Fair Value			$ 4,120,700
Amortized Cost			$ 4,043,300
Coupon			10.94%
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured revolving loan
Fair Value			$ 234,500
Amortized Cost			$ 225,900
Coupon			10.86%
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC
Total revolving and delayed draw loan commitments			$ 5,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			5,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			5,000
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 1
Fair Value			24,800
Amortized Cost			$ 24,400
Coupon			9.63%
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 2
Fair Value			$ 3,500
Amortized Cost			3,400
Coupon		9.36%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited
Total revolving and delayed draw loan commitments		$ 2,550,000	2,550,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		2,550,000	2,550,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,550,000	2,550,000
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 1
Fair Value			12,553,900
Amortized Cost			$ 12,516,900
Coupon			9.08%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 2
Fair Value			$ 2,360,400
Amortized Cost			$ 2,436,200
Coupon			9.45%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 3
Fair Value			$ 1,534,500
Amortized Cost			$ 1,534,400
Coupon			9.45%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 4
Fair Value			$ 701,400
Amortized Cost			$ 705,600
Coupon			9.70%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan one
Fair Value		8,671,500
Amortized Cost		$ 8,623,700
Coupon		8.22%
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan two
Fair Value		$ 714,900
Amortized Cost		$ 704,600
Coupon		8.37%
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC
Total revolving and delayed draw loan commitments		$ 16,892,700	$ 10,936,900
Less: funded commitments		0	(250,000)
Total net unfunded revolving loan commitments		16,892,700	10,686,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		16,892,700	10,686,900
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, Common units
Fair Value		201,300	201,200
Amortized Cost		166,700	166,700
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured loan
Fair Value		22,039,500	12,410,900
Amortized Cost		$ 21,755,700	$ 12,125,300
Coupon		9.28%	9.96%
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured revolving loan
Fair Value			$ 250,000
Amortized Cost			$ 213,900
Coupon			9.80%
Investment, Identifier [Axis]: Nuvei Technologies Corp., First lien senior secured loan
Fair Value			$ 18,137,000
Amortized Cost			$ 18,081,700
Coupon			7.44%
Investment, Identifier [Axis]: OAKC 2012-7, Collaterized loan obligation 1
Fair Value		$ 4,982,000
Amortized Cost		$ 4,948,000
Coupon		8.39%
Investment, Identifier [Axis]: OAKC 2012-7, Collaterized loan obligation 2
Fair Value		$ 232,800
Amortized Cost		$ 277,900
Coupon		8.87%
Investment, Identifier [Axis]: OAKC 2014-10R, Collaterized loan obligation
Fair Value		$ 1,992,600
Amortized Cost		$ 2,000,000
Coupon		8.28%
Investment, Identifier [Axis]: OAKC 2015-12, Collaterized loan obligation
Fair Value		$ 7,174,300	$ 9,474,300
Amortized Cost		$ 8,279,800	$ 9,245,100
Coupon		6.49%	9.60%
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 1
Fair Value		$ 1,229,600	$ 2,341,200
Amortized Cost		$ 1,220,000	$ 2,309,700
Coupon		9.62%	11.70%
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 2
Fair Value		$ 1,759,000	$ 1,122,500
Amortized Cost		$ 2,267,900	$ 1,107,400
Coupon		8.00%	11.70%
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 3
Fair Value		$ 843,400	$ 1,253,400
Amortized Cost		$ 1,087,400	$ 1,220,000
Coupon		8.00%	10.37%
Investment, Identifier [Axis]: OAKC 2017-15, Collaterized loan obligation
Fair Value		$ 1,516,700	$ 1,997,700
Amortized Cost		$ 1,821,400	$ 1,978,900
Coupon		7.17%	12.60%
Investment, Identifier [Axis]: OAKC 2019-2, Collaterized loan obligation
Fair Value		$ 2,679,800
Amortized Cost		$ 2,972,900
Coupon		11.30%
Investment, Identifier [Axis]: OAKC 2019-3, Collaterized loan obligation
Fair Value			$ 501,400
Amortized Cost			$ 500,000
Coupon			9.51%
Investment, Identifier [Axis]: OAKC 2019-3, Collaterized loan obligation 2
Fair Value		$ 2,483,100
Amortized Cost		$ 2,955,100
Coupon		9.67%
Investment, Identifier [Axis]: OAKC 2019-4, Collaterized loan obligation
Fair Value		$ 3,649,200
Amortized Cost		$ 3,640,000
Coupon		8.81%
Investment, Identifier [Axis]: OAKC 2019-4, Collaterized loan obligation 1
Fair Value			$ 3,658,900
Amortized Cost			$ 3,640,000
Coupon			9.34%
Investment, Identifier [Axis]: OAKC 2020-5, Collaterized loan obligation
Fair Value		$ 2,411,300
Amortized Cost		$ 2,932,600
Coupon		8.87%
Investment, Identifier [Axis]: OAKC 2020-5, Collaterized loan obligation 1
Fair Value			$ 3,162,100
Amortized Cost			$ 3,244,900
Coupon			12.50%
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 1
Fair Value		$ 1,108,100	$ 3,410,900
Amortized Cost		$ 1,100,000	$ 3,399,000
Coupon		9.13%	12.60%
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 2
Fair Value		$ 2,609,200	$ 1,109,900
Amortized Cost		$ 3,077,900	$ 1,100,000
Coupon		9.24%	9.84%
Investment, Identifier [Axis]: OAKC 2020-7, Collaterized loan obligation
Fair Value		$ 6,388,500
Amortized Cost		$ 6,370,000
Coupon		8.78%
Investment, Identifier [Axis]: OAKC 2021-16, Collaterized loan obligation
Fair Value		$ 786,500	$ 1,079,900
Amortized Cost		$ 986,000	$ 1,069,000
Coupon		8.14%	11.50%
Investment, Identifier [Axis]: OAKC 2021-8, Collaterized loan obligation 1
Fair Value		$ 526,300
Amortized Cost		$ 525,400
Coupon		8.73%
Investment, Identifier [Axis]: OAKC 2021-8, Collaterized loan obligation 2
Fair Value		$ 2,438,000
Amortized Cost		$ 2,712,800
Coupon		11.39%
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation
Fair Value			$ 2,107,800
Amortized Cost			$ 2,050,000
Coupon			10.12%
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation 1
Fair Value		$ 2,063,900	$ 1,526,100
Amortized Cost		$ 2,050,000	$ 1,527,200
Coupon		9.38%	13.10%
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation 2
Fair Value		$ 1,193,000
Amortized Cost		$ 1,401,000
Coupon		9.86%
Investment, Identifier [Axis]: OAKC 2022-12, Collaterized loan obligation
Fair Value			$ 2,038,600
Amortized Cost			$ 2,000,000
Coupon			9.62%
Investment, Identifier [Axis]: OAKC 2022-12R, Collaterized loan obligation
Fair Value		$ 6,740,200
Amortized Cost		$ 6,700,000
Coupon		9.18%
Investment, Identifier [Axis]: OAKC 2023-15, Collaterized loan obligation
Fair Value			$ 2,032,600
Amortized Cost			$ 2,000,000
Coupon			9.62%
Investment, Identifier [Axis]: OAKC 2023-15RA, Collaterized loan obligation
Fair Value		$ 3,020,900
Amortized Cost		$ 3,000,000
Coupon		8.73%
Investment, Identifier [Axis]: OAKC 2023-16, Collaterized loan obligation
Fair Value			$ 2,040,600
Amortized Cost			$ 2,000,000
Coupon			8.62%
Investment, Identifier [Axis]: OAKCL 2023-1, Collaterized loan obligation
Fair Value		$ 1,532,200
Amortized Cost		$ 1,553,800
Coupon		11.40%
Investment, Identifier [Axis]: OCP 2015-10, Collaterized loan obligation 1
Fair Value		$ 1,004,500
Amortized Cost		$ 993,800
Coupon		9.21%
Investment, Identifier [Axis]: OCP 2015-10, Collaterized loan obligation 2
Fair Value		$ 8,217,600
Amortized Cost		$ 8,018,600
Coupon		17.03%
Investment, Identifier [Axis]: OCP 2016-11, Collaterized loan obligation
Fair Value		$ 5,114,900
Amortized Cost		$ 5,080,000
Coupon		9.11%
Investment, Identifier [Axis]: OCP 2021-21, Collaterized loan obligation
Fair Value		$ 11,297,700
Amortized Cost		$ 12,268,300
Coupon		14.25%
Investment, Identifier [Axis]: OCP 2022-24, Collaterized loan obligation 1
Fair Value		$ 1,574,000
Amortized Cost		$ 1,562,400
Coupon		10.13%
Investment, Identifier [Axis]: OCP 2022-24, Collaterized loan obligation 2
Fair Value		$ 1,599,900
Amortized Cost		$ 1,601,900
Coupon		20.62%
Investment, Identifier [Axis]: OCP 2025-43, Collaterized loan obligation
Fair Value		$ 2,164,200
Amortized Cost		$ 2,100,000
Coupon		10.79%
Investment, Identifier [Axis]: OCP 2025-44, Collaterized loan obligation
Fair Value		$ 1,808,100
Amortized Cost		$ 1,800,000
Coupon		9.06%
Investment, Identifier [Axis]: OCP 2025-48, Collaterized loan obligation
Fair Value		$ 13,602,800
Amortized Cost		$ 13,602,200
Coupon		10.70%
Investment, Identifier [Axis]: OCPA 2023-29, Collaterized loan obligation
Fair Value		$ 973,900	$ 1,005,000
Amortized Cost		$ 1,000,000	$ 1,000,000
Coupon		8.88%	9.35%
Investment, Identifier [Axis]: OCPA 2025-41, Collaterized loan obligation
Fair Value		$ 1,505,900
Amortized Cost		$ 1,500,000
Coupon		8.00%
Investment, Identifier [Axis]: OCT61 2023-2, Collaterized loan obligation
Fair Value		$ 1,535,800
Amortized Cost		$ 1,455,400
Coupon		11.77%
Investment, Identifier [Axis]: OCT63 2024-2, Collaterized loan obligation
Fair Value		$ 1,181,400
Amortized Cost		$ 1,126,700
Coupon		10.38%
Investment, Identifier [Axis]: OCT66 2022-1, Collaterized loan obligation
Fair Value		$ 1,591,000	$ 958,700
Amortized Cost		$ 1,590,100	$ 944,500
Coupon		12.00%	12.11%
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 1
Fair Value		$ 3,022,500	$ 3,007,600
Amortized Cost		$ 3,000,000	$ 3,000,000
Coupon		8.88%	9.40%
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 2
Fair Value		$ 2,044,900	$ 2,484,700
Amortized Cost		$ 2,288,300	$ 2,479,500
Coupon		11.52%	12.00%
Investment, Identifier [Axis]: OHALF 2016-1, Collaterized loan obligation
Fair Value		$ 1,303,000
Amortized Cost		$ 1,406,300
Coupon		10.03%
Investment, Identifier [Axis]: OID-OL Intermediate I, LLC, First lien senior secured loan
Fair Value		$ 23,703,900
Amortized Cost		$ 23,799,600
Coupon		9.84%
Investment, Identifier [Axis]: OKANAGAN 2024-1, Private asset-backed investment
Fair Value		$ 19,936,800	$ 30,300,000
Amortized Cost		$ 20,377,900	$ 30,350,900
Coupon		11.74%	12.55%
Investment, Identifier [Axis]: OPH NEP Investment, LLC
Purchases (cost)		$ 4,350,900	$ 30,771,700
Redemptions (cost)		0
Sales (cost)		0
Interest income		4,205,100	2,377,000
Dividend income		0
Other income		0
Net realized gains (losses)		0
Net unrealized gains (losses)		(159,200)	2,528,700
Fair Value		42,213,500	35,019,400
Investment, Identifier [Axis]: OPH NEP Investment, LLC , Class B common units
Fair Value		2,754,000
Amortized Cost		2,083,700
Investment, Identifier [Axis]: OPH NEP Investment, LLC , Senior subordinated loan
Fair Value		39,459,500
Amortized Cost		$ 37,811,900
Coupon		10.00%
Investment, Identifier [Axis]: OPH NEP Investment, LLC, Class B common units
Fair Value			2,274,900
Amortized Cost			1,669,500
Investment, Identifier [Axis]: OPH NEP Investment, LLC, Senior subordinated loan
Fair Value			32,744,500
Amortized Cost			$ 30,821,100
Coupon			10.00%
Investment, Identifier [Axis]: OVG Business Services, LLC , First lien senior secured loan
Fair Value		$ 38,804,600
Amortized Cost		$ 38,737,300
Coupon		6.72%
Investment, Identifier [Axis]: OVG Business Services, LLC, First lien senior secured loan
Fair Value			$ 4,069,900
Amortized Cost			$ 4,046,000
Coupon			7.36%
Investment, Identifier [Axis]: Oak Funding LLC
Total revolving and delayed draw loan commitments		$ 8,666,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		8,666,700
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,666,700
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Oak Funding LLC, First lien senior secured loan
Fair Value		87,945,000
Amortized Cost		$ 87,955,400
Coupon		8.29%
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP
Total revolving and delayed draw loan commitments		$ 8,645,500	$ 4,092,400
Less: funded commitments		(459,800)	(223,200)
Total net unfunded revolving loan commitments		8,185,700	3,869,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		8,185,700	3,869,200
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, Class A2 units
Fair Value		2,327,300	1,899,800
Amortized Cost		2,050,000	2,050,000
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan
Fair Value			10,837,800
Amortized Cost			$ 10,654,300
Coupon			10.23%
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan 1
Fair Value		13,398,700
Amortized Cost		$ 13,255,000
Coupon		8.47%
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan 2
Fair Value		$ 1,656,200
Amortized Cost		$ 1,636,600
Coupon		8.72%
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured revolving loan
Fair Value		$ 459,800	$ 223,200
Amortized Cost		$ 442,700	$ 201,600
Coupon		8.48%	10.09%
Investment, Identifier [Axis]: Odevo AB
Total revolving and delayed draw loan commitments		$ 22,499,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		22,499,400
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		22,499,400
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Omnia Partners, LLC, First lien senior secured loan
Fair Value		8,005,600	$ 30,028,100
Amortized Cost		$ 7,968,600	$ 29,932,800
Coupon		6.45%	7.37%
Investment, Identifier [Axis]: Omnigo Software, LLC, Omnigo Software - I, Inc., and Omnigo Software - Q, Inc.
Total revolving and delayed draw loan commitments		$ 765,100
Less: funded commitments		0
Total net unfunded revolving loan commitments		765,100
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		765,100
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Omnigo Software, LLC, Omnigo Software - I, Inc., and Omnigo Software - Q, Inc., First lien senior secured loan
Fair Value		4,651,700
Amortized Cost		$ 4,651,900
Coupon		8.70%
Investment, Identifier [Axis]: One Equity Partners VI, L.P.
Total revolving and delayed draw loan commitments		$ 5,251,700
Less: funded commitments		(3,692,200)
Total net unfunded revolving loan commitments		1,559,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		1,559,500
Investment, Identifier [Axis]: One Equity Partners VI, L.P., Limited partnership interest
Fair Value		3,692,200
Amortized Cost		3,147,200
Investment, Identifier [Axis]: One Equity Partners VII, L.P.
Total revolving and delayed draw loan commitments		2,827,000
Less: funded commitments		(2,494,200)
Total net unfunded revolving loan commitments		332,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		332,800
Investment, Identifier [Axis]: One Equity Partners VII, L.P., Limited partnership interest
Fair Value		2,494,200
Amortized Cost		2,307,600
Investment, Identifier [Axis]: OneDigital Borrower LLC, First lien senior secured loan
Fair Value		50,949,000	$ 36,959,300
Amortized Cost		$ 50,840,600	$ 36,767,500
Coupon		6.72%	7.61%
Investment, Identifier [Axis]: Onex Partners III LP
Total revolving and delayed draw loan commitments		$ 2,129,000
Less: funded commitments		(1,297,300)
Total net unfunded revolving loan commitments		831,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		831,700
Investment, Identifier [Axis]: Onex Partners III LP, Limited partnership interest
Fair Value		1,297,300
Amortized Cost		1,001,400
Investment, Identifier [Axis]: Onex Partners IV LP
Total revolving and delayed draw loan commitments		2,890,100
Less: funded commitments		(2,695,000)
Total net unfunded revolving loan commitments		195,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		195,100
Investment, Identifier [Axis]: Onex Partners IV LP, Limited partnership interest
Fair Value		2,695,000
Amortized Cost		2,649,500
Investment, Identifier [Axis]: Opal US LLC, First lien senior secured loan
Fair Value		60,846,800
Amortized Cost		$ 60,429,600
Coupon		6.69%
Investment, Identifier [Axis]: Open Text Corporation, First lien senior secured loan
Fair Value			$ 8,004,100
Amortized Cost			$ 8,008,100
Coupon			6.11%
Investment, Identifier [Axis]: Option Care Health Inc, First lien senior secured loan
Fair Value			$ 4,815,400
Amortized Cost			$ 4,792,000
Coupon			6.61%
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC
Total revolving and delayed draw loan commitments		$ 1,522,800	$ 3,284,700
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,522,800	3,284,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,522,800	3,284,700
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment
Fair Value			2,852,000
Amortized Cost			$ 2,826,100
Coupon			10.11%
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment 1
Fair Value		3,625,200
Amortized Cost		$ 3,601,200
Coupon		9.47%
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment 2
Fair Value		$ 2,852,000	$ 1,863,300
Amortized Cost		$ 2,837,800	$ 1,826,100
Coupon		9.47%	10.11%
Investment, Identifier [Axis]: Oryx Midstream Services Permian Basin LLC, First lien senior secured loan
Fair Value		$ 41,872,800
Amortized Cost		$ 41,748,000
Coupon		5.98%
Investment, Identifier [Axis]: Osttra Group Ltd., First lien senior secured loan
Fair Value		$ 27,006,400
Amortized Cost		$ 26,839,500
Coupon		7.43%
Investment, Identifier [Axis]: PCI Gaming Authority, First lien senior secured loan
Fair Value			$ 4,261,800
Amortized Cost			$ 4,273,100
Coupon			6.36%
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC
Total revolving and delayed draw loan commitments		$ 1,606,700	$ 4,266,700
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,606,700	4,266,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,606,700	4,266,700
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, First lien senior secured loan
Fair Value		11,850,700	9,306,800
Amortized Cost		$ 11,668,300	$ 9,071,400
Coupon		8.92%	9.64%
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, Preferred units
Fair Value		$ 1,744,000	$ 1,561,300
Amortized Cost		1,315,500	1,315,500
Investment, Identifier [Axis]: PCMI Parent, LLC and PCMI Ultimate Holdings, LP
Total revolving and delayed draw loan commitments		6,474,200
Less: funded commitments		0
Total net unfunded revolving loan commitments		6,474,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		6,474,200
Investment, Identifier [Axis]: PCMI Parent, LLC and PCMI Ultimate Holdings, LP, Class A units
Fair Value		1,367,800
Amortized Cost		1,141,500
Investment, Identifier [Axis]: PCMI Parent, LLC and PCMI Ultimate Holdings, LP, Class B units
Fair Value		0
Amortized Cost		0
Investment, Identifier [Axis]: PCMI Parent, LLC and PCMI Ultimate Holdings, LP, First lien senior secured loan
Fair Value		36,678,200
Amortized Cost		$ 36,411,200
Coupon		9.21%
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P.
Total revolving and delayed draw loan commitments		$ 2,964,700	3,088,600
Less: funded commitments		0	(238,600)
Total net unfunded revolving loan commitments		2,964,700	2,850,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,964,700	2,850,000
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., Class A units
Fair Value		892,000	865,600
Amortized Cost		806,000	806,000
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan
Fair Value		11,833,200
Amortized Cost		$ 11,668,500
Coupon		9.42%
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 1
Fair Value			10,150,600
Amortized Cost			$ 9,973,800
Coupon			10.08%
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 2
Fair Value			$ 1,678,100
Amortized Cost			$ 1,648,800
Coupon			10.34%
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured revolving loan
Fair Value			$ 238,600
Amortized Cost			$ 215,200
Coupon			10.08%
Investment, Identifier [Axis]: PDDS HoldCo, Inc.
Total revolving and delayed draw loan commitments		$ 2,158,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		2,158,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		2,158,300
Investment, Identifier [Axis]: PDDS HoldCo, Inc., First lien senior secured loan
Fair Value		13,914,500
Amortized Cost		$ 13,920,100
Coupon		9.72%
Investment, Identifier [Axis]: PG Investment Company 59 S.a r.l., First lien senior secured loan
Fair Value		$ 5,720,000	$ 14,778,500
Amortized Cost		$ 5,726,600	$ 14,703,200
Coupon		5.92%	7.33%
Investment, Identifier [Axis]: PIPK 2025-18, Collaterized loan obligation
Fair Value		$ 1,268,400
Amortized Cost		$ 1,250,000
Coupon		9.63%
Investment, Identifier [Axis]: PLMRS 2025-3, Collaterized loan obligation
Fair Value		$ 3,637,400
Amortized Cost		$ 3,600,000
Coupon		9.23%
Investment, Identifier [Axis]: PNTPK 2019-1, Collaterized loan obligation
Fair Value		$ 8,099,300
Amortized Cost		$ 8,146,000
Coupon		8.16%
Investment, Identifier [Axis]: PROSE 2024-3, Private asset-backed investment
Fair Value		$ 25,834,400	$ 24,526,800
Amortized Cost		$ 25,000,000	$ 25,000,000
Coupon		8.85%	8.85%
Investment, Identifier [Axis]: PSC Parent, Inc.
Total revolving and delayed draw loan commitments		$ 12,693,000	$ 17,758,500
Less: funded commitments		(4,297,600)	(6,017,600)
Total net unfunded revolving loan commitments		8,395,400	11,740,900
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		8,395,400	11,740,900
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured loan
Fair Value		50,575,700	47,123,400
Amortized Cost		$ 50,218,700	$ 46,732,600
Coupon		8.98%	9.71%
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured revolving loan
Fair Value		$ 3,463,400
Amortized Cost		$ 3,405,900
Coupon		8.97%
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured revolving loan 1
Fair Value			$ 5,790,400
Amortized Cost			$ 5,719,300
Coupon			9.64%
Investment, Identifier [Axis]: PXLY 2024-1, Collaterized loan obligation
Fair Value		$ 6,077,300	$ 6,584,100
Amortized Cost		$ 6,050,000	$ 6,550,000
Coupon		8.90%	9.50%
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC
Total revolving and delayed draw loan commitments		$ 4,452,500	$ 38,875,600
Less: funded commitments		0	(1,085,700)
Total net unfunded revolving loan commitments		4,452,500	37,789,900
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		4,452,500	37,789,900
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured loan
Fair Value		29,971,300	31,674,400
Amortized Cost		$ 29,815,200	$ 31,574,500
Coupon		6.21%	8.83%
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured revolving loan
Fair Value			$ 1,085,700
Amortized Cost			$ 1,007,600
Coupon			8.83%
Investment, Identifier [Axis]: Packaging Coordinators Midco, Inc., First lien senior secured loan
Fair Value			$ 52,827,600
Amortized Cost			$ 52,707,800
Coupon			7.84%
Investment, Identifier [Axis]: Paint Intermediate III, LLC, First lien senior secured loan
Fair Value			$ 20,985,000
Amortized Cost			$ 20,851,300
Coupon			7.52%
Investment, Identifier [Axis]: Pallas Australia Feeder Trust , Private asset-backed investment
Fair Value		$ 511,700
Amortized Cost		$ 503,400
Coupon		11.40%
Investment, Identifier [Axis]: Pallas Funding Trust No.2
Total revolving and delayed draw loan commitments			$ 353,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			353,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			353,700
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 1
Fair Value			1,323,700
Amortized Cost			$ 1,385,800
Coupon			12.16%
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 2
Fair Value			$ 756,400
Amortized Cost			$ 809,400
Coupon			7.45%
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset-backed investment 1
Fair Value	[1]	$ 1,427,000
Amortized Cost	[1]	$ 1,389,500
Coupon		11.40%
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset-backed investment 2
Fair Value		$ 815,400
Amortized Cost		$ 812,500
Coupon		11.61%
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1
Total revolving and delayed draw loan commitments		$ 2,155,100	$ 1,189,600
Less: funded commitments		(2,155,100)	(1,189,600)
Total net unfunded revolving loan commitments			0
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		0	0
Net unrealized gain (loss) for federal tax purposes		0
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1, Private asset backed investment
Fair Value			1,189,600
Amortized Cost			$ 1,280,300
Coupon			11.49%
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1, Private asset-backed investment
Fair Value		2,154,900
Amortized Cost		$ 2,232,100
Coupon		9.36%
Investment, Identifier [Axis]: Par Petroleum LLC / Par Petroleum Finance Corp, First lien senior secured loan
Fair Value		$ 8,051,500	$ 18,523,600
Amortized Cost		$ 7,966,700	$ 18,457,900
Coupon		6.95%	8.33%
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc.
Total revolving and delayed draw loan commitments			$ 7,072,400
Less: funded commitments			(500)
Total net unfunded revolving loan commitments			7,071,900
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			7,071,900
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured loan
Fair Value			21,214,900
Amortized Cost			$ 20,806,400
Coupon			11.34%
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured revolving loan
Fair Value			$ 500
Amortized Cost			$ 500
Coupon			8.59%
Investment, Identifier [Axis]: Parexel International Inc., First lien senior secured loan
Fair Value		$ 64,548,900	$ 14,478,800
Amortized Cost		$ 64,324,400	$ 14,397,400
Coupon		6.47%	7.36%
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc.
Total revolving and delayed draw loan commitments		$ 22,095,500	$ 22,095,500
Less: funded commitments		(633,200)	0
Total net unfunded revolving loan commitments		21,462,300	22,095,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		21,462,300	22,095,500
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc., First lien senior secured loan
Fair Value		52,507,700	52,375,400
Amortized Cost		$ 52,063,600	$ 52,381,600
Coupon		8.47%	9.55%
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc., First lien senior secured revolving loan
Fair Value		$ 633,200
Amortized Cost		$ 561,800
Coupon		8.47%
Investment, Identifier [Axis]: Particle Luxembourg S.a.r.l., First lien senior secured loan
Fair Value			$ 9,593,600
Amortized Cost			$ 9,551,300
Coupon			8.42%
Investment, Identifier [Axis]: Pasadena Performance Products, LLC, First lien senior secured loan
Fair Value		$ 34,575,300
Amortized Cost		$ 34,537,100
Coupon		6.92%
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P.
Total revolving and delayed draw loan commitments		$ 4,783,500	$ 3,600
Less: funded commitments		(509,200)	0
Total net unfunded revolving loan commitments		4,274,300	3,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		4,274,300	3,600
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P. 1
Total revolving and delayed draw loan commitments		4,000	4,783,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		4,000	4,783,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		4,000	0
Total net unfunded revolving and delayed draw loan commitments			4,783,500
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan
Fair Value		26,614,200
Amortized Cost		$ 26,325,200
Coupon		8.82%
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 1
Fair Value			12,539,900
Amortized Cost			$ 12,485,500
Coupon			9.46%
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 2
Fair Value			$ 14,344,900
Amortized Cost			$ 14,019,500
Coupon			9.46%
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured revolving loan
Fair Value		$ 509,200
Amortized Cost		$ 488,300
Coupon		8.82%
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., Limited partnership interests
Fair Value		$ 137,600	$ 120,300
Amortized Cost		96,400	96,400
Investment, Identifier [Axis]: Pave America Holding, LLC
Total revolving and delayed draw loan commitments		10,344,000
Less: funded commitments		(1,713,300)
Total net unfunded revolving loan commitments		8,630,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,630,700
Investment, Identifier [Axis]: Pave America Holding, LLC , First lien senior secured loan
Fair Value		20,734,700
Amortized Cost		$ 20,757,100
Coupon		8.94%
Investment, Identifier [Axis]: Pave America Holding, LLC , First lien senior secured revolving loan
Fair Value		$ 1,656,200
Amortized Cost		$ 1,659,000
Coupon		8.42%
Investment, Identifier [Axis]: Perigon Wealth Management, LLC and Perigon Wealth Advisors Holdings Company, LLC
Total revolving and delayed draw loan commitments		$ 9,465,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		9,465,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		9,465,700
Investment, Identifier [Axis]: Perigon Wealth Management, LLC and Perigon Wealth Advisors Holdings Company, LLC, First lien senior secured loan
Fair Value		133,900
Amortized Cost		$ 89,200
Coupon		8.47%
Investment, Identifier [Axis]: Permira IV L.P. 2
Total revolving and delayed draw loan commitments		$ 1,505,200
Less: funded commitments		(1,505,200)
Total net unfunded revolving loan commitments		0
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Investment, Identifier [Axis]: Permira IV L.P. 2, Limited partnership interest
Fair Value		1,505,200
Amortized Cost		1,249,700
Investment, Identifier [Axis]: Permira V G.P. L.P.
Total revolving and delayed draw loan commitments		310,900
Less: funded commitments		(283,300)
Total net unfunded revolving loan commitments		27,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		27,600
Investment, Identifier [Axis]: Permira V G.P. L.P., Limited partnership interest
Fair Value		283,300
Amortized Cost		205,000
Investment, Identifier [Axis]: Permira VI L.P.1
Total revolving and delayed draw loan commitments		753,100
Less: funded commitments		(503,900)
Total net unfunded revolving loan commitments		249,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		249,200
Investment, Identifier [Axis]: Permira VI L.P.1, Limited partnership interest
Fair Value		503,900
Amortized Cost		349,300
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC
Total revolving and delayed draw loan commitments		5,312,100	2,463,400
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		5,312,100	2,463,400
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		5,312,100	2,463,400
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, Class A units
Fair Value		163,700	141,600
Amortized Cost		106,000	106,000
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan
Fair Value		21,871,800
Amortized Cost		$ 21,880,500
Coupon		8.59%
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 1
Fair Value			12,219,500
Amortized Cost			$ 11,991,500
Coupon			10.97%
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 2
Fair Value			$ 3,799,000
Amortized Cost			$ 3,803,200
Coupon			9.50%
Investment, Identifier [Axis]: Phoenix Operating LLC, First lien senior secured loan
Fair Value		$ 68,283,100
Amortized Cost		$ 68,766,200
Coupon		10.77%
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc.
Total revolving and delayed draw loan commitments			$ 7,139,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,139,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			7,139,200
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc., Class B common stock
Fair Value			3,833,200
Amortized Cost			2,158,000
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc., First lien senior secured loan
Fair Value			51,123,800
Amortized Cost			$ 49,909,000
Coupon			9.33%
Investment, Identifier [Axis]: Pike Corporation
Total revolving and delayed draw loan commitments		$ 63,472,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		63,472,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		63,472,900
Investment, Identifier [Axis]: Pike Corporation , First lien senior secured loan
Fair Value		174,309,200
Amortized Cost		$ 174,313,700
Coupon		8.20%
Investment, Identifier [Axis]: Pike Corporation, First lien senior secured loan
Fair Value			$ 1,042,600
Amortized Cost			$ 1,036,100
Coupon			7.47%
Investment, Identifier [Axis]: Ping Identity Corp, First lien senior secured loan
Fair Value		$ 2,002,500
Amortized Cost		$ 1,995,100
Coupon		6.59%
Investment, Identifier [Axis]: Pinnacle Buyer, LLC
Total revolving and delayed draw loan commitments		$ 8,043,900
Less: funded commitments		0
Total net unfunded revolving loan commitments		8,043,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,043,900
Investment, Identifier [Axis]: Pinnacle Buyer, LLC, First lien senior secured loan 1
Fair Value		41,854,200
Amortized Cost		$ 41,814,600
Coupon		6.49%
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc.
Total revolving and delayed draw loan commitments		$ 7,765,200	$ 9,091,500
Less: funded commitments		(952,200)	(475,500)
Total net unfunded revolving loan commitments		6,813,000	8,616,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		6,813,000	8,616,000
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., Common stock
Fair Value		88,300	866,000
Amortized Cost		866,000	866,000
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured loan
Fair Value		7,439,800	7,173,400
Amortized Cost		8,456,800	$ 7,188,700
Coupon			9.32%
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured revolving loan
Fair Value		761,900	$ 439,900
Amortized Cost		924,000	$ 441,300
Coupon			9.13%
Investment, Identifier [Axis]: Pioneer AcquisitionCo, LLC , First lien senior secured loan
Fair Value		12,546,900
Amortized Cost		$ 12,469,400
Coupon		6.94%
Investment, Identifier [Axis]: Planview Parent, Inc., First lien senior secured loan
Fair Value		$ 2,181,900	$ 31,243,800
Amortized Cost		$ 2,283,100	$ 31,059,200
Coupon		7.17%	7.83%
Investment, Identifier [Axis]: PointClickCare Technologies Inc., First lien senior secured loan
Fair Value		$ 39,878,900	$ 30,374,900
Amortized Cost		$ 39,946,100	$ 30,284,300
Coupon		6.42%	7.58%
Investment, Identifier [Axis]: Polaris Newco, LLC, First lien senior secured loan
Fair Value		$ 63,496,200	$ 32,980,100
Amortized Cost		$ 64,569,000	$ 32,826,100
Coupon		7.85%	8.85%
Investment, Identifier [Axis]: Poseidon IntermediateCo, Inc.
Total revolving and delayed draw loan commitments		$ 9,212,000
Less: funded commitments		0
Total net unfunded revolving loan commitments		9,212,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		9,212,000
Investment, Identifier [Axis]: Poseidon IntermediateCo, Inc., First lien senior secured loan
Fair Value		27,263,300
Amortized Cost		$ 27,011,900
Coupon		8.23%
Investment, Identifier [Axis]: Prairie ECI Acquiror LP, First lien senior secured loan
Fair Value		$ 8,693,200	$ 11,559,100
Amortized Cost		$ 8,645,800	$ 11,466,500
Coupon		7.47%	8.61%
Investment, Identifier [Axis]: Precision Concepts Parent Inc., Precision Concepts International LLC, and Precision Concepts Canada Corporation
Total revolving and delayed draw loan commitments		$ 5,686,200
Less: funded commitments		(557,600)
Total net unfunded revolving loan commitments		5,128,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		5,128,600
Investment, Identifier [Axis]: Precision Concepts Parent Inc., Precision Concepts International LLC, and Precision Concepts Canada Corporation, First lien senior secured loan
Fair Value		33,312,900
Amortized Cost		$ 33,361,600
Coupon		8.58%
Investment, Identifier [Axis]: Precision Concepts Parent Inc., Precision Concepts International LLC, and Precision Concepts Canada Corporation, First lien senior secured revolving loan
Fair Value		$ 500,700
Amortized Cost		$ 503,400
Coupon		8.59%
Investment, Identifier [Axis]: Precision Medicine Group, LLC, First lien senior secured loan
Fair Value			$ 15,166,400
Amortized Cost			$ 15,137,600
Coupon			7.43%
Investment, Identifier [Axis]: Pregis TopCo LLC, First lien senior secured loan
Fair Value		$ 16,372,900	$ 26,704,400
Amortized Cost		$ 16,225,800	$ 26,607,400
Coupon		7.80%	8.36%
Investment, Identifier [Axis]: Premiere Buyer, LLC
Total revolving and delayed draw loan commitments		$ 8,541,000	$ 7,905,400
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		8,541,000	7,905,400
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		8,541,000	7,905,400
Investment, Identifier [Axis]: Premiere Buyer, LLC, First lien senior secured loan
Fair Value		27,357,500	24,471,600
Amortized Cost		$ 27,056,600	$ 24,139,700
Coupon		8.17%	9.32%
Investment, Identifier [Axis]: Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP
Total revolving and delayed draw loan commitments		$ 8,691,000
Less: funded commitments		0
Total net unfunded revolving loan commitments		8,691,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,691,000
Investment, Identifier [Axis]: Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP, First lien senior secured loan
Fair Value		15,921,100
Amortized Cost		$ 15,765,400
Coupon		8.17%
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC
Total revolving and delayed draw loan commitments		$ 572,700	$ 2,000
Less: funded commitments		(2,000)	(2,000)
Total net unfunded revolving loan commitments		570,700	0
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		570,700	0
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 1
Fair Value		34,724,000	26,141,700
Amortized Cost		$ 39,444,000	$ 25,635,700
Coupon		11.99%	12.59%
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 2
Fair Value		$ 2,054,500	$ 12,652,500
Amortized Cost		2,282,700	$ 12,841,200
Coupon			12.59%
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 1
Fair Value		1,900	$ 1,900
Amortized Cost		$ 1,800	$ 1,800
Coupon		9.49%	10.09%
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 2
Fair Value		$ 100	$ 100
Amortized Cost		$ 100	$ 100
Coupon		11.25%	12.00%
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase Class A common units 1
Fair Value		$ 0	$ 4,286,000
Amortized Cost		449,600	449,600
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase Class A common units 2
Fair Value		0	1,385,300
Amortized Cost		1,223,900	1,223,900
Investment, Identifier [Axis]: Project Alliance Buyer, LLC
Total revolving and delayed draw loan commitments		1,879,200
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,879,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,879,200
Investment, Identifier [Axis]: Project Alliance Buyer, LLC, First lien senior secured loan
Fair Value		8,966,900
Amortized Cost		$ 8,974,800
Coupon		8.82%
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan
Fair Value			17,098,300
Amortized Cost			$ 16,957,500
Coupon			7.58%
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan 1
Fair Value			$ 9,025,200
Amortized Cost			$ 9,007,000
Coupon			7.58%
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan
Fair Value		$ 36,849,100	$ 53,081,300
Amortized Cost		$ 36,702,900	$ 52,692,800
Coupon		6.42%	8.15%
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, Second lien senior secured loan
Fair Value			$ 7,814,000
Amortized Cost			$ 7,642,500
Coupon			9.90%
Investment, Identifier [Axis]: Project Cardinal Acquisition, LLC
Total revolving and delayed draw loan commitments		$ 7,981,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		7,981,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		7,981,300
Investment, Identifier [Axis]: Project Cardinal Acquisition, LLC, First lien senior secured loan
Fair Value		17,876,500
Amortized Cost		$ 17,883,000
Coupon		8.49%
Investment, Identifier [Axis]: Project Castle, Inc., First lien senior secured loan
Fair Value		$ 18,058,000
Amortized Cost		$ 22,808,500
Coupon		9.36%
Investment, Identifier [Axis]: Project Ruby Ultimate Parent Corp., First lien senior secured loan
Fair Value		$ 110,834,500	$ 36,127,400
Amortized Cost		$ 110,613,700	$ 36,105,600
Coupon		6.74%	7.47%
Investment, Identifier [Axis]: Proofpoint, Inc.
Total revolving and delayed draw loan commitments		$ 165,200
Less: funded commitments		0
Total net unfunded revolving loan commitments		165,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		165,200
Investment, Identifier [Axis]: Proofpoint, Inc., First lien senior secured loan
Fair Value		106,230,500	$ 60,320,900
Amortized Cost		$ 105,794,700	$ 60,099,900
Coupon		6.92%	7.36%
Investment, Identifier [Axis]: Proofpoint, Inc., Second lien senior secured loan 1
Fair Value		$ 26,303,800
Amortized Cost		$ 26,079,700
Coupon		7.66%
Investment, Identifier [Axis]: Proofpoint, Inc., Second lien senior secured loan 2
Fair Value		$ 25,611,800
Amortized Cost		$ 25,613,900
Coupon		9.53%
Investment, Identifier [Axis]: Propagate Content LLC, Preferred equity
Fair Value		$ 4,083,500
Amortized Cost		4,007,800
Investment, Identifier [Axis]: Property Finder Mercury Ltd
Total revolving and delayed draw loan commitments		17,506,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		17,506,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		17,506,800
Investment, Identifier [Axis]: Propulsion (BC) Newco LLC, First lien senior secured loan
Fair Value			$ 21,920,100
Amortized Cost			$ 21,781,900
Coupon			7.58%
Investment, Identifier [Axis]: Providence Equity Partners (Midsummer) L.P.
Total revolving and delayed draw loan commitments		1,018,300
Less: funded commitments		(836,300)
Total net unfunded revolving loan commitments		182,000
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		182,000
Investment, Identifier [Axis]: Providence Equity Partners (Midsummer) L.P., Limited partnership interest
Fair Value		836,300
Amortized Cost		613,600
Investment, Identifier [Axis]: Providence Equity Partners VII, L.P.
Total revolving and delayed draw loan commitments		1,043,900
Less: funded commitments		(582,700)
Total net unfunded revolving loan commitments		461,200
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		461,200
Investment, Identifier [Axis]: Providence Equity Partners VII, L.P., Limited partnership interest
Fair Value		582,700
Amortized Cost		385,500
Investment, Identifier [Axis]: Providence Equity Partners VII-A L.P.
Total revolving and delayed draw loan commitments		2,358,700
Less: funded commitments		(1,675,500)
Total net unfunded revolving loan commitments		683,200
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		683,200
Investment, Identifier [Axis]: Providence Equity Partners VII-A L.P., Limited partnership interest
Fair Value		1,675,500
Amortized Cost		1,598,200
Investment, Identifier [Axis]: Providence Equity Partners VIII, L.P.
Total revolving and delayed draw loan commitments		4,569,900
Less: funded commitments		(3,641,400)
Total net unfunded revolving loan commitments		928,500
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		928,500
Investment, Identifier [Axis]: Providence Equity Partners VIII, L.P., Limited partnership interest
Fair Value		3,641,400
Amortized Cost		2,826,500
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP
Total revolving and delayed draw loan commitments		9,600,000
Less: funded commitments		(769,600)
Total net unfunded revolving loan commitments		8,830,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,830,400
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP 1
Total revolving and delayed draw loan commitments		321,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		321,400
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		321,400
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, First lien senior secured loan
Fair Value		15,162,700
Amortized Cost		$ 15,199,300
Coupon		8.47%
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, First lien senior secured revolving loan 1
Fair Value		$ 370,400
Amortized Cost		$ 369,600
Coupon		8.47%
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, First lien senior secured revolving loan 2
Fair Value		$ 370,400
Amortized Cost		$ 369,600
Coupon		10.50%
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, Limited partnership interest
Fair Value		$ 942,200
Amortized Cost		979,600
Investment, Identifier [Axis]: Purple Garden Invest (D) AB
Total revolving and delayed draw loan commitments		1,445,800
Less: funded commitments		(1,203,800)
Total net unfunded revolving loan commitments		242,000
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		242,000
Investment, Identifier [Axis]: Purple Garden Invest (D) AB, Limited partnership interest
Fair Value		1,203,800
Amortized Cost		1,043,700
Investment, Identifier [Axis]: PushPay USA Inc., First lien senior secured loan
Fair Value		39,228,300	$ 32,005,200
Amortized Cost		$ 39,381,800	$ 31,814,200
Coupon		7.62%	8.83%
Investment, Identifier [Axis]: QBS Parent, Inc.
Total revolving and delayed draw loan commitments		$ 1,490,500	$ 1,490,500
Less: funded commitments		(142,200)	0
Total net unfunded revolving loan commitments		1,348,300	1,490,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,348,300	1,490,500
Investment, Identifier [Axis]: QBS Parent, Inc., First lien senior secured loan
Fair Value		14,636,700	13,364,000
Amortized Cost		$ 14,574,500	$ 13,365,500
Coupon		8.17%	9.27%
Investment, Identifier [Axis]: QBS Parent, Inc., First lien senior secured revolving loan
Fair Value		$ 135,500
Amortized Cost		$ 129,200
Coupon		8.22%
Investment, Identifier [Axis]: QF Holdings, Inc.
Total revolving and delayed draw loan commitments		$ 31,304,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		31,304,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		31,304,700
Investment, Identifier [Axis]: QF Holdings, Inc., First lien senior secured loan
Fair Value		87,584,200
Amortized Cost		$ 87,584,700
Coupon		8.19%
Investment, Identifier [Axis]: QualityTech, LP, First lien senior secured loan
Fair Value			$ 22,055,000
Amortized Cost			$ 21,784,300
Coupon			8.02%
Investment, Identifier [Axis]: Qualtrics Acquireco, LLC, First lien senior secured loan
Fair Value			$ 19,464,200
Amortized Cost			$ 19,331,700
Coupon			7.08%
Investment, Identifier [Axis]: Quartz Holding Company, First lien senior secured loan
Fair Value		$ 3,989,600	$ 7,116,900
Amortized Cost		$ 4,012,200	$ 7,061,900
Coupon		6.97%	7.86%
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P.
Total revolving and delayed draw loan commitments		$ 14,605,900	$ 16,344,100
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		14,605,900	16,344,100
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		14,605,900	16,344,100
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., First lien senior secured loan
Fair Value		67,925,200	53,955,300
Amortized Cost		$ 67,313,200	$ 53,233,700
Coupon		8.47%	9.11%
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., Limited partnership interest
Fair Value		$ 14,878,000
Amortized Cost		12,049,000
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., Limited partnership interests
Fair Value			$ 12,506,900
Amortized Cost			12,049,000
Investment, Identifier [Axis]: Quikrete Holdings, Inc., First lien senior secured loan
Fair Value			9,465,200
Amortized Cost			$ 9,476,100
Coupon			6.61%
Investment, Identifier [Axis]: Quintain Investments Holdings Limited
Total revolving and delayed draw loan commitments		3,935,900	$ 9,962,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		3,935,900	9,962,000
Less: commitments substantially at discretion of the Fund		0	0
Total net unfunded revolving and delayed draw loan commitments		3,935,900	9,962,000
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset backed investment 1
Fair Value			39,302,800
Amortized Cost			$ 40,675,900
Coupon			11.00%
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset-backed investment 1
Fair Value		57,205,300
Amortized Cost		48,715,000
Investment, Identifier [Axis]: Quirch Foods Holdings, LLC
Total revolving and delayed draw loan commitments		10,545,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		10,545,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		10,545,700
Investment, Identifier [Axis]: Quirch Foods Holdings, LLC, First lien senior secured loan
Fair Value		101,644,000
Amortized Cost		$ 101,672,100
Coupon		10.34%
Investment, Identifier [Axis]: RFS Opco LLC
Total revolving and delayed draw loan commitments			$ 7,500,000
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,500,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			7,500,000
Investment, Identifier [Axis]: RFS Opco LLC, First lien senior secured loan
Fair Value			42,393,800
Amortized Cost			$ 42,014,900
Coupon			9.08%
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation
Fair Value			$ 9,613,200
Amortized Cost			$ 9,606,200
Coupon			12.90%
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation 1
Fair Value		$ 227,800
Amortized Cost		$ 249,000
Coupon		10.69%
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation 2
Fair Value		$ 7,076,400
Amortized Cost		$ 8,651,200
Coupon		9.48%
Investment, Identifier [Axis]: RRAM 2022-23, Collaterized loan obligation
Fair Value		$ 4,414,200
Amortized Cost		$ 4,390,000
Coupon		8.90%
Investment, Identifier [Axis]: RRAM 2022-24, Collaterized loan obligation
Fair Value		$ 689,500
Amortized Cost		$ 697,800
Coupon		10.68%
Investment, Identifier [Axis]: RRAM 2023-25, Collaterized loan obligation
Fair Value		$ 778,400
Amortized Cost		$ 806,200
Coupon		11.15%
Investment, Identifier [Axis]: RRAM 2023-27, Collaterized loan obligation 2
Fair Value		$ 4,644,800
Amortized Cost		$ 4,603,500
Coupon		14.64%
Investment, Identifier [Axis]: RRAM 2024-29R, Collaterized loan obligation
Fair Value		$ 3,041,700
Amortized Cost		$ 3,023,600
Coupon		14.13%
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation
Fair Value			$ 6,411,200
Amortized Cost			$ 6,457,500
Coupon			12.46%
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation 1
Fair Value		$ 394,100
Amortized Cost		$ 394,700
Coupon		10.22%
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation 2
Fair Value		$ 5,569,000
Amortized Cost		$ 6,029,300
Coupon		11.87%
Investment, Identifier [Axis]: RRAM 2024-31, Collaterized loan obligation 1
Fair Value		$ 445,000
Amortized Cost		$ 450,500
Coupon		10.77%
Investment, Identifier [Axis]: RRAM 2024-31, Collaterized loan obligation 2
Fair Value		$ 8,951,200
Amortized Cost		$ 8,933,000
Coupon		14.25%
Investment, Identifier [Axis]: RRAM 2024-33, Collaterized loan obligation
Fair Value		$ 494,700
Amortized Cost		$ 498,500
Coupon		10.71%
Investment, Identifier [Axis]: RRAM 2024-35, Collaterized loan obligation
Fair Value		$ 493,900
Amortized Cost		$ 498,700
Coupon		10.71%
Investment, Identifier [Axis]: RRAM 2025-37, Collaterized loan obligation
Fair Value		$ 1,060,800
Amortized Cost		$ 1,062,500
Coupon		8.55%
Investment, Identifier [Axis]: RRAM 2025-38, Collaterized loan obligation
Fair Value		$ 2,114,600
Amortized Cost		$ 2,301,000
Coupon		12.99%
Investment, Identifier [Axis]: RRAM 2025-40, Collaterized loan obligation
Fair Value		$ 8,842,900
Amortized Cost		$ 8,750,000
Coupon		10.05%
Investment, Identifier [Axis]: RVRPK 2024-1, Collaterized loan obligation
Fair Value			$ 6,516,300
Amortized Cost			$ 6,500,000
Coupon			9.15%
Investment, Identifier [Axis]: RWA Wealth Partners, LLC
Total revolving and delayed draw loan commitments		$ 6,520,000	$ 7,610,000
Less: funded commitments		(16,600)	0
Total net unfunded revolving loan commitments		6,503,400	7,610,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		6,503,400	7,610,000
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan
Fair Value		9,165,700
Amortized Cost		$ 9,077,900
Coupon		8.61%
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 1
Fair Value			7,672,500
Amortized Cost			$ 7,674,200
Coupon			9.27%
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 2
Fair Value			$ 357,500
Amortized Cost			$ 359,400
Coupon			9.16%
Investment, Identifier [Axis]: Radiant Intermediate Holding, LLC, First lien senior secured loan
Fair Value		$ 862,000	$ 789,700
Amortized Cost		$ 911,000	$ 894,800
Coupon		9.92%	10.61%
Investment, Identifier [Axis]: Radiate Holdco LLC
Total revolving and delayed draw loan commitments		$ 12,344,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		12,344,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		12,344,600
Investment, Identifier [Axis]: Radiate Holdco LLC , First lien senior secured loan
Fair Value		12,159,500
Amortized Cost		$ 12,100,900
Coupon		7.79%
Investment, Identifier [Axis]: Radnet Management, Inc., First lien senior secured loan
Fair Value		$ 5,188,200	$ 23,308,200
Amortized Cost		$ 5,184,600	$ 23,155,200
Coupon		6.07%	6.77%
Investment, Identifier [Axis]: Raising Cane’s Restaurants LLC, First lien senior, secured loan
Fair Value		$ 23,623,300
Amortized Cost		$ 23,558,100
Coupon		5.84%
Investment, Identifier [Axis]: Ranpak Corp., First lien senior secured loan
Fair Value			$ 7,980,000
Amortized Cost			$ 7,920,000
Coupon			8.85%
Investment, Identifier [Axis]: Raven Acquisition Holdings, LLC
Total revolving and delayed draw loan commitments		$ 7,349,600	$ 7,993,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		7,349,600	7,993,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		7,349,600	7,993,500
Investment, Identifier [Axis]: Raven Acquisition Holdings, LLC, First lien senior secured loan
Fair Value		38,929,200	48,200,000
Amortized Cost		$ 38,831,900	$ 47,962,400
Coupon		6.72%	7.61%
Investment, Identifier [Axis]: Reagent Chemical amp; Research, LLC
Total revolving and delayed draw loan commitments		$ 8,783,800	$ 8,783,800
Less: funded commitments		(369,800)	(416,400)
Total net unfunded revolving loan commitments		8,414,000	8,367,400
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		8,414,000	8,367,400
Investment, Identifier [Axis]: Reagent Chemical amp; Research, LLC, First lien senior secured loan
Fair Value		52,104,200	49,891,900
Amortized Cost		$ 51,320,600	$ 48,990,000
Coupon		9.12%	9.61%
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 1
Fair Value		$ 36,787,900	$ 33,082,500
Amortized Cost		$ 36,602,900	$ 32,835,000
Coupon		7.42%	8.08%
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 2
Fair Value		$ 17,095,100	$ 18,873,200
Amortized Cost		$ 17,019,100	$ 18,813,700
Coupon		7.18%	7.59%
Investment, Identifier [Axis]: Recess Holdings, Inc., First lien senior secured loan
Fair Value			$ 20,477,700
Amortized Cost			$ 20,368,600
Coupon			9.09%
Investment, Identifier [Axis]: Red Garden Invest (D) AB
Total revolving and delayed draw loan commitments		$ 1,776,200
Less: funded commitments		(1,599,900)
Total net unfunded revolving loan commitments		176,300
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		176,300
Investment, Identifier [Axis]: Red Garden Invest (D) AB, Limited partnership interest
Fair Value		1,599,900
Amortized Cost		1,379,300
Investment, Identifier [Axis]: Reddy Ice LLC
Total revolving and delayed draw loan commitments		171,657,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		171,657,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		171,657,800
Investment, Identifier [Axis]: Redwood Services LP
Total revolving and delayed draw loan commitments		15,261,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		15,261,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		15,261,500
Investment, Identifier [Axis]: Redwood Services LP, First lien senior secured loan
Fair Value		36,347,400
Amortized Cost		$ 35,967,700
Coupon		8.42%
Investment, Identifier [Axis]: RegionalCare Hospital Partners Holdings, Inc., First lien senior secured loan
Fair Value			$ 10,891,300
Amortized Cost			$ 10,891,000
Coupon		7.33%	7.96%
Investment, Identifier [Axis]: Resonetics, LLC, First lien senior secured loan
Fair Value		$ 49,440,300	$ 29,808,700
Amortized Cost		$ 49,372,300	$ 29,661,400
Coupon		6.59%	7.60%
Investment, Identifier [Axis]: Retained Vantage Data Centers Intermediate Holdco, LP and Retained Vantage Data Centers Assets, LP
Total revolving and delayed draw loan commitments		$ 161,143,000
Less: funded commitments		0
Total net unfunded revolving loan commitments		161,143,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		161,143,000
Investment, Identifier [Axis]: Retained Vantage Data Centers Intermediate Holdco, LP and Retained Vantage Data Centers Assets, LP , Senior subordinated loan
Fair Value		41,663,900
Amortized Cost		$ 41,673,100
Coupon		9.50%
Investment, Identifier [Axis]: Revival Animal Health, LLC
Total revolving and delayed draw loan commitments		$ 3,554,400
Less: funded commitments		(1,902,600)
Total net unfunded revolving loan commitments		1,651,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,651,800
Investment, Identifier [Axis]: Revival Animal Health, LLC, First lien senior secured loan
Fair Value		29,744,700
Amortized Cost		$ 30,799,900
Coupon		9.72%
Investment, Identifier [Axis]: Revival Animal Health, LLC, First lien senior secured revolving loan
Fair Value		$ 1,826,500
Amortized Cost		$ 1,889,900
Coupon		9.73%
Investment, Identifier [Axis]: Ring Container Technologies Group, LLC, First lien senior secured loan
Fair Value			$ 3,074,100
Amortized Cost			$ 3,076,400
Coupon			7.11%
Investment, Identifier [Axis]: Rocket Software, Inc., First lien senior secured loan
Fair Value			$ 30,192,500
Amortized Cost			$ 30,066,500
Coupon			8.61%
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP
Total revolving and delayed draw loan commitments		$ 14,506,800	$ 14,506,800
Less: funded commitments		0	(282,500)
Total net unfunded revolving loan commitments		14,506,800	14,224,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		14,506,800	14,224,300
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, Class A preferred units
Fair Value			3,912,400
Amortized Cost			2,231,500
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, Class A preferred units, 10.00% PIK
Fair Value		1,981,100
Amortized Cost		2,463,200
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, First lien senior secured loan
Fair Value			18,326,000
Amortized Cost			$ 18,349,300
Coupon			9.77%
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, First lien senior secured loan, 9.43%
Fair Value		18,304,500
Amortized Cost		$ 18,098,700
Coupon		9.00%
Investment, Identifier [Axis]: Runway Bidco, LLC
Total revolving and delayed draw loan commitments		$ 699,800	$ 699,800
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		699,800	699,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		699,800	699,800
Investment, Identifier [Axis]: Runway Bidco, LLC, First lien senior secured loan
Fair Value		1,912,600	1,927,000
Amortized Cost		$ 1,915,400	$ 1,927,100
Coupon		8.67%	9.33%
Investment, Identifier [Axis]: Ryan Specialty Group, LLC, First lien senior secured loan
Fair Value			$ 23,803,800
Amortized Cost			$ 23,710,500
Coupon			6.61%
Investment, Identifier [Axis]: SCIH Salt Holdings Inc., First lien senior secured loan
Fair Value		$ 85,152,300	$ 50,173,300
Amortized Cost		$ 84,953,600	$ 50,093,700
Coupon		5.52%	7.57%
Investment, Identifier [Axis]: SGM Acquisition Sub, LLC and Schill Holdings, LP
Total revolving and delayed draw loan commitments		$ 16,679,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		16,679,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		16,679,500
Investment, Identifier [Axis]: SGM Acquisition Sub, LLC and Schill Holdings, LP, Common units
Fair Value		1,010,000
Amortized Cost		1,010,000
Investment, Identifier [Axis]: SGM Acquisition Sub, LLC and Schill Holdings, LP, First lien senior secured loan
Fair Value		17,638,400
Amortized Cost		$ 17,551,200
Coupon		8.72%
Investment, Identifier [Axis]: SIG Parent Holdings, LLC
Total revolving and delayed draw loan commitments		$ 10,176,200	$ 17,108,800
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		10,176,200	17,108,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		10,176,200	17,108,800
Investment, Identifier [Axis]: SIG Parent Holdings, LLC, First lien senior secured loan
Fair Value		32,150,800	25,167,000
Amortized Cost		$ 31,891,300	$ 25,185,400
Coupon		8.47%	9.36%
Investment, Identifier [Axis]: SIXST 2020-16, Collaterized loan obligation
Fair Value		$ 821,300
Amortized Cost		$ 796,500
Coupon		9.24%
Investment, Identifier [Axis]: SIXST 2021-17, Collaterized loan obligation
Fair Value		$ 3,690,400	$ 3,582,200
Amortized Cost		$ 3,686,400	$ 3,787,900
Coupon		17.20%	11.00%
Investment, Identifier [Axis]: SIXST 2021-20, Collaterized loan obligation
Fair Value		$ 3,253,300
Amortized Cost		$ 3,250,000
Coupon		9.38%
Investment, Identifier [Axis]: SIXST 2022-21, Collaterized loan obligation
Fair Value		$ 2,048,000	$ 2,080,000
Amortized Cost		$ 2,025,000	$ 2,025,000
Coupon		9.62%	10.39%
Investment, Identifier [Axis]: SIXST 2022-21, Collaterized loan obligation 2
Fair Value		$ 3,124,500
Amortized Cost		$ 3,415,400
Coupon		14.43%
Investment, Identifier [Axis]: SIXST 2022-33, Collaterized loan obligation
Fair Value			$ 2,512,500
Amortized Cost			$ 2,500,000
Coupon			9.69%
Investment, Identifier [Axis]: SIXST 2024-26, Collaterized loan obligation
Fair Value		$ 655,200
Amortized Cost		$ 653,600
Coupon		9.53%
Investment, Identifier [Axis]: SIXST 2024-27, Collaterized loan obligation
Fair Value		$ 1,762,400	$ 1,754,400
Amortized Cost		$ 1,750,000	$ 1,750,000
Coupon		9.13%	9.61%
Investment, Identifier [Axis]: SIXST 2025-28, Collaterized loan obligation 1
Fair Value		$ 739,500
Amortized Cost		$ 725,000
Coupon		9.32%
Investment, Identifier [Axis]: SIXST 2025-28, Collaterized loan obligation 2
Fair Value		$ 2,118,900
Amortized Cost		$ 2,292,900
Coupon		11.22%
Investment, Identifier [Axis]: SIXST 2025-29, Collaterized loan obligation
Fair Value		$ 4,273,900
Amortized Cost		$ 4,392,700
Coupon		12.11%
Investment, Identifier [Axis]: SIXST 2025-30, Collaterized loan obligation 1
Fair Value		$ 2,328,800
Amortized Cost		$ 2,300,000
Coupon		9.14%
Investment, Identifier [Axis]: SIXST 2025-30, Collaterized loan obligation 2
Fair Value		$ 5,325,100
Amortized Cost		$ 5,516,200
Coupon		11.64%
Investment, Identifier [Axis]: SIXST 2025-31, Collaterized loan obligation
Fair Value		$ 17,086,200
Amortized Cost		$ 17,083,800
Coupon		11.50%
Investment, Identifier [Axis]: SPEAK 2024-11, Collaterized loan obligation
Fair Value		$ 3,206,800	$ 3,891,600
Amortized Cost		$ 3,090,800	$ 3,468,400
Coupon		16.55%	13.48%
Investment, Identifier [Axis]: SPX Flow, Inc., First lien senior secured loan
Fair Value		$ 15,631,800	$ 13,989,700
Amortized Cost		$ 15,645,200	$ 13,931,700
Coupon		6.47%	7.36%
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation
Fair Value			$ 3,448,000
Amortized Cost			$ 3,375,000
Coupon			10.81%
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation 1
Fair Value		$ 1,674,400
Amortized Cost		$ 1,687,500
Coupon		10.05%
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation 2
Fair Value		$ 13,079,600
Amortized Cost		$ 15,815,800
Coupon		12.13%
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation 3
Fair Value		$ 597,700
Amortized Cost		185,300
Investment, Identifier [Axis]: SV Newco 2, Inc.
Total revolving and delayed draw loan commitments			$ 16,259,600
Less: funded commitments			(35,600)
Total net unfunded revolving loan commitments			16,224,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			16,224,000
Investment, Identifier [Axis]: SV Newco 2, Inc. and Site 2020 Incorporated
Total revolving and delayed draw loan commitments		10,396,200
Less: funded commitments		0
Total net unfunded revolving loan commitments		10,396,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		10,396,200
Investment, Identifier [Axis]: SV Newco 2, Inc. and Site 2020 Incorporated, First lien senior secured loan 1
Fair Value		27,107,300
Amortized Cost		$ 26,852,300
Coupon		8.42%
Investment, Identifier [Axis]: SV Newco 2, Inc. and Site 2020 Incorporated, First lien senior secured loan 2
Fair Value		$ 1,916,400
Amortized Cost		$ 1,905,200
Coupon		10.50%
Investment, Identifier [Axis]: SV Newco 2, Inc., First lien senior secured loan
Fair Value			16,218,900
Amortized Cost			$ 15,996,000
Coupon			9.26%
Investment, Identifier [Axis]: SV Newco 2, Inc., First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: SYMP 2022-33, Collaterized loan obligation
Fair Value		$ 1,195,100
Amortized Cost		$ 1,250,000
Coupon		9.22%
Investment, Identifier [Axis]: SYMP 2022-36, Collaterized loan obligation
Fair Value			1,148,200
Amortized Cost			$ 1,120,000
Coupon			11.63%
Investment, Identifier [Axis]: SYMP 2023-40 Collaterized loan obligation
Fair Value			$ 1,507,800
Amortized Cost			$ 1,500,000
Coupon			9.67%
Investment, Identifier [Axis]: SYMP 2023-40, Collaterized loan obligation
Fair Value		$ 1,507,300
Amortized Cost		$ 1,500,000
Coupon		9.16%
Investment, Identifier [Axis]: Saber Parent Holdings Corp. and MSHC, Inc.
Total revolving and delayed draw loan commitments		$ 6,350,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		6,350,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		6,350,300
Investment, Identifier [Axis]: Saber Parent Holdings Corp. and MSHC, Inc., First lien senior secured loan
Fair Value		14,220,200
Amortized Cost		$ 14,220,700
Coupon		8.23%
Investment, Identifier [Axis]: Sabseg Group, S.L.
Total revolving and delayed draw loan commitments		$ 23,843,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		23,843,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		23,843,400
Investment, Identifier [Axis]: SageSure Holdings, LLC and SageSure LLC
Total revolving and delayed draw loan commitments		52,645,100
Less: funded commitments		0
Total net unfunded revolving loan commitments		52,645,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		52,645,100
Investment, Identifier [Axis]: SageSure Holdings, LLC and SageSure LLC, First lien senior secured loan
Fair Value		66,683,900
Amortized Cost		$ 66,017,900
Coupon		8.47%
Investment, Identifier [Axis]: Sandlot Action Sports, LLC, Common units
Fair Value		$ 21,700	$ 25,000
Amortized Cost		25,000	25,000
Investment, Identifier [Axis]: Sapphire Software Buyer, Inc.
Total revolving and delayed draw loan commitments		6,818,300	6,818,300
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		6,818,300	6,818,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		6,818,300	6,818,300
Investment, Identifier [Axis]: Sapphire Software Buyer, Inc., First lien senior secured loan
Fair Value		40,564,300	46,861,100
Amortized Cost		$ 40,236,300	$ 46,881,800
Coupon		8.87%	9.75%
Investment, Identifier [Axis]: Saturn Purchaser Corp.
Total revolving and delayed draw loan commitments		$ 2,240,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		2,240,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		2,240,400
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan
Fair Value		7,505,700	$ 7,678,700
Amortized Cost		$ 7,482,100	$ 7,649,600
Coupon		8.71%	9.81%
Investment, Identifier [Axis]: Sedgwick Claims Management Services, Inc., First lien senior secured loan
Fair Value		$ 56,799,200	$ 50,634,800
Amortized Cost		$ 56,562,000	$ 50,360,700
Coupon		6.22%	7.59%
Investment, Identifier [Axis]: Select Medical Corporation, First lien senior secured loan
Fair Value			$ 5,511,400
Amortized Cost			$ 5,493,200
Coupon			6.53%
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan
Fair Value			$ 36,614,400
Amortized Cost			$ 36,450,800
Coupon			8.09%
Investment, Identifier [Axis]: Severin Acquisition, LLC
Total revolving and delayed draw loan commitments		$ 33,400,000	$ 38,323,200
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		33,400,000	38,323,200
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		33,400,000	38,323,200
Investment, Identifier [Axis]: Severin Acquisition, LLC, First lien senior secured loan
Fair Value		108,881,500	111,190,000
Amortized Cost		$ 109,232,700	$ 111,236,600
Coupon		8.47%	9.36%
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan
Fair Value		$ 44,841,400	$ 30,479,000
Amortized Cost		$ 44,760,700	$ 30,207,000
Coupon		6.67%	7.58%
Investment, Identifier [Axis]: Shout! Factory, LLC
Total revolving and delayed draw loan commitments		$ 2,207,800
Less: funded commitments		(276,000)
Total net unfunded revolving loan commitments		1,931,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,931,800
Investment, Identifier [Axis]: Shout! Factory, LLC, First lien senior secured loan
Fair Value		17,389,000
Amortized Cost		$ 17,411,300
Coupon		8.92%
Investment, Identifier [Axis]: Shout! Factory, LLC, First lien senior secured revolving loan
Fair Value		$ 242,900
Amortized Cost		$ 245,700
Coupon		8.93%
Investment, Identifier [Axis]: Signant Finance One Limited and Bracket Intermediate Holding Corp. | 8971400 | 0 | 8971400 | 0 | 0 | 8971400
Total revolving and delayed draw loan commitments		$ 8,971,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		8,971,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,971,400
Investment, Identifier [Axis]: Signant Finance One Limited and Bracket Intermediate Holding Corp., First lien senior secured loan
Fair Value		21,872,700
Amortized Cost		$ 21,876,500
Coupon		8.42%
Investment, Identifier [Axis]: Signia Aerospace, LLC
Total revolving and delayed draw loan commitments			$ 2,153,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,153,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			2,153,800
Investment, Identifier [Axis]: Signia Aerospace, LLC | 351400 | 0 | 351400 | 0 | 0 | 351400
Total revolving and delayed draw loan commitments		$ 351,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		351,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		351,400
Investment, Identifier [Axis]: Signia Aerospace, LLC, First lien senior secured loan
Fair Value		7,225,500	25,797,800
Amortized Cost		$ 7,192,100	$ 25,781,900
Coupon		6.57%	7.40%
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp.
Total revolving and delayed draw loan commitments			$ 5,940,600
Less: funded commitments			(3,300,300)
Total net unfunded revolving loan commitments			2,640,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			2,640,300
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., Common stock
Fair Value		$ 4,064,000	263,300
Amortized Cost		3,917,100	100,000
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured loan
Fair Value		141,591,600	38,753,100
Amortized Cost		$ 141,759,900	$ 38,009,100
Coupon		8.34%	9.83%
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured revolving loan
Fair Value		$ 1,950,600	$ 3,300,300
Amortized Cost		$ 1,951,800	$ 3,242,200
Coupon		8.34%	8.33%
Investment, Identifier [Axis]: Silk Holdings III LLC and Silk Holdings I Corp. | 10266300 | -2053300 | 8213000 | 0 | 0 | 8213000
Total revolving and delayed draw loan commitments		$ 10,266,300
Less: funded commitments		(2,053,300)
Total net unfunded revolving loan commitments		8,213,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		8,213,000
Investment, Identifier [Axis]: Silver Lake Partners IV, L.P.
Total revolving and delayed draw loan commitments		1,965,700
Less: funded commitments		(1,918,600)
Total net unfunded revolving loan commitments		47,100
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		47,100
Investment, Identifier [Axis]: Silver Lake Partners IV, L.P., Limited partnership interests
Fair Value		1,918,600
Amortized Cost		1,467,200
Investment, Identifier [Axis]: Silver Midco 1 GmbH and Silver Bidco GmbH
Total revolving and delayed draw loan commitments		7,173,100
Less: funded commitments		0
Total net unfunded revolving loan commitments		7,173,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		7,173,100
Investment, Identifier [Axis]: Silver Midco 1 GmbH and Silver Bidco GmbH, First lien senior secured loan
Fair Value		10,149,700
Amortized Cost		$ 10,175,200
Coupon		7.27%
Investment, Identifier [Axis]: Silver Midco 1 GmbH and Silver Bidco GmbH, Senior subordinated loan
Fair Value		$ 31,244,200
Amortized Cost		$ 31,322,400
Coupon		12.50%
Investment, Identifier [Axis]: Slaine Holdings LLC
Total revolving and delayed draw loan commitments		$ 30,434,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		30,434,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		30,434,600
Investment, Identifier [Axis]: Slaine Holdings LLC, Senior subordinated loan
Fair Value		64,445,200
Amortized Cost		$ 63,313,700
Coupon		10.47%
Investment, Identifier [Axis]: Solar Bidco Limited
Total revolving and delayed draw loan commitments		$ 1,071,400	$ 1,040,700
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,071,400	1,040,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,071,400	1,040,700
Investment, Identifier [Axis]: Solar Bidco Limited, First lien senior secured loan
Fair Value		5,719,300	3,589,700
Amortized Cost		$ 5,201,800	$ 3,579,800
Coupon		8.27%	8.43%
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan
Fair Value		$ 62,634,800	$ 15,289,900
Amortized Cost		$ 62,318,200	$ 15,139,200
Coupon		6.47%	7.36%
Investment, Identifier [Axis]: Sophia, L.P., Second lien senior secured loan
Fair Value		$ 5,802,500	$ 12,200,000
Amortized Cost		$ 5,752,200	$ 11,970,300
Coupon		8.47%	9.11%
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan
Fair Value			$ 5,800,600
Amortized Cost			$ 5,770,300
Coupon			7.84%
Investment, Identifier [Axis]: South Field Energy LLC, First lien senior secured loan
Fair Value		$ 500
Amortized Cost		$ 500
Coupon		7.00%
Investment, Identifier [Axis]: South Field, LLC, First lien senior secured loan
Fair Value			$ 9,905,500
Amortized Cost			$ 9,829,400
Coupon			8.08%
Investment, Identifier [Axis]: South Florida Motorsports, LLC, Class A common interest
Fair Value		$ 6,427,000	$ 4,139,800
Amortized Cost		4,225,000	4,139,200
Investment, Identifier [Axis]: Spaceship Purchaser, Inc.
Total revolving and delayed draw loan commitments		13,913,900	35,017,200
Less: funded commitments		(317,600)	0
Total net unfunded revolving loan commitments		13,596,300	35,017,200
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		13,596,300	35,017,200
Investment, Identifier [Axis]: Spaceship Purchaser, Inc., First lien senior secured loan
Fair Value		77,489,500	103,232,200
Amortized Cost		$ 76,848,500	$ 103,263,600
Coupon		7.92%	9.33%
Investment, Identifier [Axis]: Spark Purchaser, Inc.
Total revolving and delayed draw loan commitments		$ 2,702,700	$ 2,702,700
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		2,702,700	2,702,700
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		2,702,700	2,702,700
Investment, Identifier [Axis]: Spark Purchaser, Inc., First lien senior secured loan
Fair Value		15,292,500	17,254,100
Amortized Cost		$ 15,063,100	$ 16,946,000
Coupon		9.17%	9.83%
Investment, Identifier [Axis]: Specialty Building Products Holdings, LLC, First lien senior secured loan
Fair Value			$ 6,942,800
Amortized Cost			$ 6,952,400
Coupon			8.21%
Investment, Identifier [Axis]: Spindrift Beverage Co., Inc. and SBC Aggregator LP
Total revolving and delayed draw loan commitments		$ 3,172,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		3,172,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		3,172,300
Investment, Identifier [Axis]: Spindrift Beverage Co., Inc. and SBC Aggregator LP 1
Total revolving and delayed draw loan commitments		1,035,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,035,600
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		1,035,600
Investment, Identifier [Axis]: Spindrift Beverage Co., Inc. and SBC Aggregator LP, First lien senior secured loan
Fair Value		10,096,600
Amortized Cost		$ 9,986,000
Coupon		8.94%
Investment, Identifier [Axis]: Spindrift Beverage Co., Inc. and SBC Aggregator LP, Limited partnership units
Fair Value		$ 9,363,600
Amortized Cost		7,249,400
Investment, Identifier [Axis]: Sport Maska Inc.
Total revolving and delayed draw loan commitments		7,471,800
Less: funded commitments		(1,607,700)
Total net unfunded revolving loan commitments		5,864,100
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		5,864,100
Investment, Identifier [Axis]: Sport Maska Inc., First lien senior secured loan
Fair Value		21,143,800
Amortized Cost		$ 19,749,300
Coupon		7.77%
Investment, Identifier [Axis]: Sport Maska Inc., First lien senior secured revolving loan 1
Fair Value		$ 1,295,800
Amortized Cost		$ 1,127,900
Coupon		8.98%
Investment, Identifier [Axis]: Spruce Bidco II Inc.
Total revolving and delayed draw loan commitments		$ 24,692,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		24,692,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		24,692,500
Investment, Identifier [Axis]: Spruce Bidco II Inc., First lien senior secured loan 1
Fair Value		97,426,300
Amortized Cost		$ 95,944,800
Coupon		8.45%
Investment, Identifier [Axis]: Spruce Bidco II Inc., First lien senior secured loan 2
Fair Value		$ 13,464,700
Amortized Cost		$ 13,394,300
Coupon		6.00%
Investment, Identifier [Axis]: Spruce Bidco II Inc., First lien senior secured loan 3
Fair Value		$ 14,384,600
Amortized Cost		$ 13,394,600
Coupon		7.25%
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited
Total revolving and delayed draw loan commitments		$ 5,783,600	$ 5,783,600
Less: funded commitments		(627,800)	(1,071,000)
Total net unfunded revolving loan commitments		5,155,800	4,712,600
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		5,155,800	4,712,600
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 1
Fair Value		19,074,000	17,911,600
Amortized Cost		$ 18,056,200	$ 18,188,600
Coupon		8.97%	9.95%
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 2
Fair Value		$ 31,319,900	$ 31,637,900
Amortized Cost		$ 31,587,900	$ 31,851,200
Coupon		9.02%	9.82%
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured revolving loan
Fair Value		$ 539,200	$ 982,400
Amortized Cost		$ 581,500	$ 1,011,400
Coupon		9.10%	9.84%
Investment, Identifier [Axis]: Star US Bidco LLC, First lien senior secured loan
Fair Value			$ 14,950,000
Amortized Cost			$ 14,909,900
Coupon			8.11%
Investment, Identifier [Axis]: Station Casinos LLC, First lien senior secured loan
Fair Value			$ 5,269,000
Amortized Cost			$ 5,254,200
Coupon			6.38%
Investment, Identifier [Axis]: Stepstone Group MidCo 2 GmbH, The, First lien senior secured loan
Fair Value			$ 13,825,000
Amortized Cost			$ 13,860,000
Coupon			8.83%
Investment, Identifier [Axis]: Sterilex LLC
Total revolving and delayed draw loan commitments		$ 1,328,400
Less: funded commitments		(500)
Total net unfunded revolving loan commitments		1,327,900
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,327,900
Investment, Identifier [Axis]: Sterilex LLC, First lien senior secured loan
Fair Value		5,312,500
Amortized Cost		$ 5,316,300
Coupon		8.95%
Investment, Identifier [Axis]: Sterilex LLC, First lien senior secured revolving loan
Fair Value		$ 500
Amortized Cost		$ 500
Coupon		7.45%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC
Total revolving and delayed draw loan commitments			$ 1,914,500
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,914,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			1,914,500
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan
Fair Value		$ 2,644,600	2,621,500
Amortized Cost		2,644,600	$ 2,574,700
Coupon			9.08%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan 2
Fair Value			$ 236,500
Amortized Cost			$ 231,000
Coupon			9.80%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured revolving loan
Fair Value		6,887,200
Amortized Cost		$ 6,777,400
Coupon		8.47%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, Senior subordinated loan
Fair Value		$ 22,278,200
Amortized Cost		$ 22,310,100
Coupon		11.00%
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC, Steward Partners Investment Advisory, LLC, Steward Partners Intermediate II, LLC and Steward Partners New Holdings, LLC
Total revolving and delayed draw loan commitments		$ 17,308,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		17,308,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		17,308,400
Investment, Identifier [Axis]: Student Transportation of America, Inc.
Total revolving and delayed draw loan commitments		1,076,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,076,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,076,500
Investment, Identifier [Axis]: Student Transportation of America, Inc., First lien senior secured loan 1
Fair Value		7,175,500
Amortized Cost		$ 7,144,200
Coupon		6.94%
Investment, Identifier [Axis]: Student Transportation of America, Inc., First lien senior secured loan 2
Fair Value		$ 1,435,100
Amortized Cost		$ 1,431,000
Coupon		6.67%
Investment, Identifier [Axis]: Sugar PPC Buyer LLC
Total revolving and delayed draw loan commitments		$ 3,720,100	$ 5,314,400
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		3,720,100	5,314,400
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,720,100	5,314,400
Investment, Identifier [Axis]: Sugar PPC Buyer LLC, First lien senior secured loan
Fair Value		26,148,800	24,812,500
Amortized Cost		$ 25,774,100	$ 24,398,400
Coupon		8.41%	9.69%
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 1
Fair Value			$ 1,964,600
Amortized Cost			$ 1,946,000
Coupon			9.59%
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 2
Fair Value			$ 1,010,800
Amortized Cost			$ 1,007,100
Coupon			9.09%
Investment, Identifier [Axis]: Summit Acquisition Inc., First lien senior secured loan
Fair Value			$ 9,045,000
Amortized Cost			$ 8,985,400
Coupon			8.08%
Investment, Identifier [Axis]: Sunbit Receivables Trust IV
Total revolving and delayed draw loan commitments		$ 2,730,000	$ 2,700,000
Less: funded commitments		(1,364,600)	(1,620,000)
Total net unfunded revolving loan commitments		1,365,400	1,080,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,365,400	1,080,000
Investment, Identifier [Axis]: Sunbit Receivables Trust IV, Private asset-backed investment
Fair Value		1,364,600	1,620,000
Amortized Cost		$ 1,347,700	$ 1,602,300
Coupon		10.79%	11.56%
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P.
Total revolving and delayed draw loan commitments		$ 35,275,000	$ 38,101,900
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		35,275,000	38,101,900
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		35,275,000	38,101,900
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P., First lien senior secured loan
Fair Value		34,767,100	32,285,800
Amortized Cost		$ 34,218,700	$ 31,842,500
Coupon		8.67%	9.74%
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P., Series A common units
Fair Value		$ 1,676,400	$ 1,376,600
Amortized Cost		996,000	996,000
Investment, Identifier [Axis]: Superman Holdings, LLC
Total revolving and delayed draw loan commitments		5,705,400	18,589,500
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		5,705,400	18,589,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		5,705,400	18,589,500
Investment, Identifier [Axis]: Superman Holdings, LLC, First lien senior secured loan
Fair Value		51,974,100
Amortized Cost		$ 51,806,000
Coupon		8.17%
Investment, Identifier [Axis]: Superman Holdings, LLC., First lien senior secured loan
Fair Value			39,382,000
Amortized Cost			$ 39,391,700
Coupon			8.86%
Investment, Identifier [Axis]: Supplying Demand, Inc
Total revolving and delayed draw loan commitments		$ 18,643,700
Less: funded commitments		0
Total net unfunded revolving loan commitments		18,643,700
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		18,643,700
Investment, Identifier [Axis]: Supplying Demand, Inc.
Total revolving and delayed draw loan commitments			$ 18,643,700
Less: funded commitments			0
Total net unfunded revolving loan commitments			18,643,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			18,643,700
Investment, Identifier [Axis]: Surescripts, LLC
Total revolving and delayed draw loan commitments		5,919,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		5,919,500
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		5,919,500
Investment, Identifier [Axis]: Surescripts, LLC, First lien senior secured loan
Fair Value		100,696,300
Amortized Cost		$ 100,708,300
Coupon		8.42%
Investment, Identifier [Axis]: Surf Holdings S.a r.l., First lien senior secured loan
Fair Value			16,505,600
Amortized Cost			$ 16,463,900
Coupon			7.95%
Investment, Identifier [Axis]: Surgery Center Holdings, Inc., First lien senior secured loan
Fair Value		$ 27,085,400	$ 34,774,000
Amortized Cost		$ 27,048,700	$ 34,605,700
Coupon		6.22%	7.09%
Investment, Identifier [Axis]: Switch BBF, LLC, Private asset-backed investment
Fair Value		$ 1,957,200
Amortized Cost		$ 1,957,200
Coupon		11.37%
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 1
Fair Value			$ 20,052,000
Amortized Cost			$ 20,052,000
Coupon			7.44%
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 2
Fair Value			$ 13,998,800
Amortized Cost			$ 13,937,000
Coupon			7.44%
Investment, Identifier [Axis]: Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc., First lien senior secured loan
Fair Value		$ 706,300
Amortized Cost		$ 739,600
Coupon		8.44%
Investment, Identifier [Axis]: Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc., Second lien senior secured loan
Fair Value		$ 14,801,800
Amortized Cost		$ 13,714,100
Coupon		11.82%
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP
Total revolving and delayed draw loan commitments		$ 17,033,000	$ 18,204,800
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		17,033,000	18,204,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		17,033,000	18,204,800
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP, Common stock
Fair Value		1,718,900	1,694,000
Amortized Cost		1,694,000	1,694,000
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP, First lien senior secured loan
Fair Value		23,296,700
Amortized Cost		$ 22,946,700
Coupon		8.47%
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP., First lien senior secured loan
Fair Value			23,332,100
Amortized Cost			$ 23,337,700
Coupon			9.09%
Investment, Identifier [Axis]: TCIFC 2023-1, Collaterized loan obligation
Fair Value		$ 1,819,600
Amortized Cost		$ 1,800,000
Coupon		8.83%
Investment, Identifier [Axis]: THPT 2023-THL, Commercial mortgage-backed security
Fair Value		$ 5,045,200	$ 5,021,500
Amortized Cost		$ 4,988,200	$ 4,987,500
Coupon		10.40%	10.40%
Investment, Identifier [Axis]: TI VI Holdings 1, L.P.
Total revolving and delayed draw loan commitments		$ 4,433,500
Less: funded commitments		0
Total net unfunded revolving loan commitments		4,433,500
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		4,433,500
Investment, Identifier [Axis]: TI VI Holdings 1, L.P., Private asset-backed investment
Fair Value		3,450,600
Amortized Cost		$ 3,387,200
Coupon		9.31%
Investment, Identifier [Axis]: TPG IX Cardiff CI II, L.P., Limited partnership interest
Fair Value			$ 4,814,000
Amortized Cost			4,850,100
Investment, Identifier [Axis]: TPG IX Cardiff Debt HoldCo I, LLC, TPG IX Cardiff Debt Holdco II, LLC, TPG IX Cardiff CI I, L.P., and TPG IX Cardiff CI II, L.P., First lien senior secured loan
Fair Value		$ 9,587,900
Amortized Cost		$ 9,342,600
Coupon		9.96%
Investment, Identifier [Axis]: TPG IX Cardiff Debt HoldCo I, LLC, TPG IX Cardiff Debt Holdco II, LLC, TPG IX Cardiff CI I, L.P., and TPG IX Cardiff CI II, L.P., Limited partnership interest
Fair Value		$ 6,102,300
Amortized Cost		4,850,100
Investment, Identifier [Axis]: TPG IX Cardiff Debt HoldCo I, LLC, TPG IX Cardiff Debt Holdco II, LLC, TPG IX Cardiff CI I, L.P., and TPG IX Cardiff CI II, L.P., Limited partnership interest 1
Fair Value		535,900
Amortized Cost		535,900
Investment, Identifier [Axis]: TPG Partners VI, L.P.
Total revolving and delayed draw loan commitments		1,050,500
Less: funded commitments		(325,300)
Total net unfunded revolving loan commitments		725,200
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		725,200
Investment, Identifier [Axis]: TPG Partners VI, L.P., Limited partnership interest
Fair Value		325,300
Amortized Cost		190,100
Investment, Identifier [Axis]: TPG Partners VIII, L.P.
Total revolving and delayed draw loan commitments		1,784,200
Less: funded commitments		(1,640,300)
Total net unfunded revolving loan commitments		143,900
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		143,900
Investment, Identifier [Axis]: TPG Partners VIII, L.P., Limited partnership interests
Fair Value		1,640,300
Amortized Cost		1,562,900
Investment, Identifier [Axis]: TSS Buyer, LLC
Total revolving and delayed draw loan commitments			1,748,800
Less: funded commitments			0
Total net unfunded revolving loan commitments			1,748,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			1,748,800
Investment, Identifier [Axis]: TSS Buyer, LLC ,First lien senior secured loan
Fair Value			8,156,700
Amortized Cost			$ 7,968,700
Coupon			10.23%
Investment, Identifier [Axis]: TSS Buyer, LLC, First lien senior secured loan
Fair Value		9,818,400
Amortized Cost		$ 9,673,700
Coupon		9.34%
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC
Total revolving and delayed draw loan commitments		$ 6,370,100
Less: funded commitments		(113,300)
Total net unfunded revolving loan commitments		6,256,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		6,256,800
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC, Class A units
Fair Value		768,100
Amortized Cost		768,000
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC, First lien senior secured loan
Fair Value		13,521,500
Amortized Cost		$ 13,532,800
Coupon		8.73%
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC, First lien senior secured revolving loan
Fair Value		$ 87,900
Amortized Cost		$ 88,400
Coupon		8.73%
Investment, Identifier [Axis]: TVG-MGT Upper Intermediate Holdings, LLC, Class A common units
Fair Value		$ 3,478,600
Amortized Cost		3,478,600
Investment, Identifier [Axis]: TVG-MGT Upper Intermediate Holdings, LLC, Senior subordinated loan
Fair Value		21,255,500
Amortized Cost		21,323,300
Investment, Identifier [Axis]: Talen Energy Supply LLC, First lien senior secured loan
Fair Value			$ 3,508,800
Amortized Cost			$ 3,495,600
Coupon			7.02%
Investment, Identifier [Axis]: Talon Buyer Inc. and Talon Holdings SCSP
Total revolving and delayed draw loan commitments		17,776,800
Less: funded commitments		0
Total net unfunded revolving loan commitments		17,776,800
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		17,776,800
Investment, Identifier [Axis]: Talon Buyer Inc. and Talon Holdings SCSP, Class A units
Fair Value		9,712,300
Amortized Cost		7,785,000
Investment, Identifier [Axis]: Talon Buyer Inc. and Talon Holdings SCSP, First lien senior secured loan
Fair Value		21,908,000
Amortized Cost		$ 21,927,300
Coupon		8.39%
Investment, Identifier [Axis]: Team Health Holdings, Inc., First lien senior secured loan
Fair Value		$ 74,811,600
Amortized Cost		$ 74,625,000
Coupon		8.34%
Investment, Identifier [Axis]: Team Health Holdings, Inc., First lien senior secured notes
Fair Value		$ 25,301,300
Amortized Cost		$ 25,000,000
Coupon		8.38%
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP
Total revolving and delayed draw loan commitments		$ 6,544,000
Less: funded commitments		(348,700)
Total net unfunded revolving loan commitments		6,195,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		6,195,300
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, First lien senior secured loan
Fair Value		7,527,400
Amortized Cost		$ 7,428,900
Coupon		8.71%
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, First lien senior secured revolving loan 1
Fair Value		$ 245,500
Amortized Cost		$ 240,800
Coupon		8.95%
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, First lien senior secured revolving loan 2
Fair Value		$ 103,200
Amortized Cost		$ 101,200
Coupon		10.50%
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, Limited partnership interests
Fair Value		$ 412,600
Amortized Cost		344,000
Investment, Identifier [Axis]: Tempo Acquisition, LLC, First lien senior secured loan
Fair Value			$ 12,918,600
Amortized Cost			$ 12,883,100
Coupon			6.61%
Investment, Identifier [Axis]: Tenable Holdings, Inc., First lien senior secured loan
Fair Value			$ 5,390,400
Amortized Cost			$ 5,376,800
Coupon			7.22%
Investment, Identifier [Axis]: Teneo Holdings LLC, First lien senior secured loan
Fair Value			$ 17,434,100
Amortized Cost			$ 17,287,400
Coupon			9.11%
Investment, Identifier [Axis]: Texas Debt Capital CLO 2024-II Ltd, Collaterized loan obligation
Fair Value		4,134,400	$ 4,119,200
Amortized Cost		$ 4,100,000	$ 4,100,000
Coupon		9.12%	9.81%
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, First lien senior secured loan
Fair Value		$ 43,635,300	$ 31,754,300
Amortized Cost		$ 43,444,800	$ 31,643,300
Coupon		6.72%	7.36%
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, Second lien senior secured loan
Fair Value		$ 61,080,900	$ 52,861,200
Amortized Cost		$ 61,221,100	$ 52,385,300
Coupon		8.97%	9.61%
Investment, Identifier [Axis]: The Hiller Companies, LLC
Total revolving and delayed draw loan commitments		$ 5,811,300	$ 9,245,600
Less: funded commitments		(137,600)	(137,600)
Total net unfunded revolving loan commitments		5,673,700	9,108,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		5,673,700	9,108,000
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan
Fair Value			25,964,300
Amortized Cost			$ 25,712,600
Coupon			9.36%
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan 1
Fair Value		30,327,200
Amortized Cost		$ 30,123,500
Coupon		8.72%
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan 2
Fair Value		$ 2,563,500
Amortized Cost		$ 2,546,400
Coupon		8.54%
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP
Total revolving and delayed draw loan commitments		$ 12,964,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		12,964,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		12,964,300
Investment, Identifier [Axis]: The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP, First lien senior secured loan
Fair Value		28,144,300
Amortized Cost		$ 28,023,200
Coupon		8.42%
Investment, Identifier [Axis]: Thevelia (US) LLC, First lien senior secured loan
Fair Value			9,519,100
Amortized Cost			$ 9,495,800
Coupon			7.58%
Investment, Identifier [Axis]: Thoma Bravo Fund XI-A, L.P.
Total revolving and delayed draw loan commitments		$ 1,230,500
Less: funded commitments		(1,010,600)
Total net unfunded revolving loan commitments		219,900
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		219,900
Investment, Identifier [Axis]: Thoma Bravo Fund XI-A, L.P., Limited partnership interest
Fair Value		1,010,600
Amortized Cost		791,100
Investment, Identifier [Axis]: Thoma Bravo Special Opportunities Fund II-A, L.P.
Total revolving and delayed draw loan commitments		1,623,700
Less: funded commitments		(1,452,100)
Total net unfunded revolving loan commitments		171,600
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		171,600
Investment, Identifier [Axis]: Thoma Bravo Special Opportunities Fund II-A, L.P., Limited partnership interest
Fair Value		1,452,100
Amortized Cost		1,133,300
Investment, Identifier [Axis]: Three Rivers Buyer, Inc.
Total revolving and delayed draw loan commitments		1,930,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,930,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,930,600
Investment, Identifier [Axis]: Three Rivers Buyer, Inc., First lien senior secured loan
Fair Value		5,798,800
Amortized Cost		$ 5,800,800
Coupon		8.60%
Investment, Identifier [Axis]: Thunder Generation, First lien senior secured loan
Fair Value			$ 16,847,000
Amortized Cost			$ 16,686,100
Coupon			7.33%
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP
Total revolving and delayed draw loan commitments		$ 1,834,300	$ 2,448,100
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,834,300	2,448,100
Less: commitments substantially at discretion of the Fund		0	0
Total net unfunded revolving and delayed draw loan commitments		1,834,300	2,448,100
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP, Private asset backed investment
Fair Value			2,836,000
Amortized Cost			$ 2,843,800
Coupon			10.60%
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP, Private asset-backed investment
Fair Value		2,914,100
Amortized Cost		$ 2,419,300
Coupon		9.77%
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP
Total revolving and delayed draw loan commitments		$ 579,200	$ 357,200
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		579,200	357,200
Less: commitments substantially at discretion of the Fund		0	0
Total net unfunded revolving and delayed draw loan commitments		579,200	357,200
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP, Private asset backed investment
Fair Value			1,271,400
Amortized Cost			$ 1,342,000
Coupon			13.06%
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP, Private asset-backed investment
Fair Value		588,900
Amortized Cost		$ 514,600
Coupon		12.02%
Investment, Identifier [Axis]: Tikehau Topaz LP
Total revolving and delayed draw loan commitments		$ 225,100	$ 977,000
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		225,100	977,000
Less: commitments substantially at discretion of the Fund		0	0
Total net unfunded revolving and delayed draw loan commitments		225,100	977,000
Investment, Identifier [Axis]: Tikehau Topaz LP, Private asset backed investment
Fair Value			2,247,700
Amortized Cost			$ 2,244,400
Coupon			13.57%
Investment, Identifier [Axis]: Tikehau Topaz LP, Private asset-backed investment
Fair Value		2,474,200
Amortized Cost		$ 2,436,900
Coupon		12.67%
Investment, Identifier [Axis]: Titan BW Borrower L.P.
Total revolving and delayed draw loan commitments		$ 16,299,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		16,299,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		16,299,300
Investment, Identifier [Axis]: Titan BW Borrower L.P., First lien senior secured loan
Fair Value		61,436,800
Amortized Cost		$ 61,481,500
Coupon		9.25%
Investment, Identifier [Axis]: Topco, Inc., First lien senior secured loan
Fair Value			$ 25,051,300
Amortized Cost			$ 24,877,000
Coupon			8.20%
Investment, Identifier [Axis]: Touchdown Acquirer Inc., First lien senior secured loan
Fair Value			$ 2,193,300
Amortized Cost			$ 2,171,100
Coupon			7.58%
Investment, Identifier [Axis]: Trading Technologies International, Inc.
Total revolving and delayed draw loan commitments		$ 1,976,400
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,976,400
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,976,400
Investment, Identifier [Axis]: Trading Technologies International, Inc., First lien senior secured loan
Fair Value		18,187,400
Amortized Cost		$ 18,177,300
Coupon		8.04%
Investment, Identifier [Axis]: Trans Union LLC, First lien senior secured loan
Fair Value			$ 11,460,100
Amortized Cost			$ 11,471,600
Coupon			6.11%
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 1
Fair Value			$ 21,782,800
Amortized Cost			$ 21,746,500
Coupon			6.83%
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 2
Fair Value			$ 16,560,000
Amortized Cost			$ 16,558,400
Coupon			7.08%
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 3
Fair Value			$ 2,497,600
Amortized Cost			$ 2,488,900
Coupon			6.83%
Investment, Identifier [Axis]: TransMontaigne Operating Company L.P., First lien senior secured loan
Fair Value		$ 24,546,600	$ 17,684,500
Amortized Cost		$ 24,402,700	$ 17,538,200
Coupon		6.22%	7.61%
Investment, Identifier [Axis]: Transit Technologies LLC
Total revolving and delayed draw loan commitments		$ 6,459,800	$ 6,332,000
Less: funded commitments		(9,200)	0
Total net unfunded revolving loan commitments		6,450,600	6,332,000
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		6,450,600	6,332,000
Investment, Identifier [Axis]: Transit Technologies LLC, First lien senior secured loan 1
Fair Value		11,995,100
Amortized Cost		$ 11,918,000
Coupon		8.72%
Investment, Identifier [Axis]: Transit Technologies LLC, First lien senior secured loan 2
Fair Value		$ 6,673,600
Amortized Cost		$ 6,676,800
Coupon		8.23%
Investment, Identifier [Axis]: Transit Technologies LLC., First lien senior secured loan
Fair Value			10,838,200
Amortized Cost			$ 10,843,900
Coupon			9.17%
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan
Fair Value		$ 43,670,100	$ 38,180,200
Amortized Cost		$ 45,479,900	$ 37,913,800
Coupon		7.42%	8.19%
Investment, Identifier [Axis]: Trident VI Parallel Fund, L.P.
Total revolving and delayed draw loan commitments		$ 1,925,200
Less: funded commitments		(1,672,600)
Total net unfunded revolving loan commitments		252,600
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		252,600
Investment, Identifier [Axis]: Trident VI Parallel Fund, L.P., Limited partnership interest
Fair Value		1,672,600
Amortized Cost		1,323,800
Investment, Identifier [Axis]: Trinity Capital Inc, Corporate bond
Fair Value		30,066,600	$ 29,461,200
Amortized Cost		$ 29,700,000	$ 29,700,000
Coupon		7.54%	7.54%
Investment, Identifier [Axis]: TriplePoint Venture Growth BDC Corp, Senior subordinated loan
Fair Value		$ 33,309,300
Amortized Cost		$ 32,900,000
Coupon		8.11%
Investment, Identifier [Axis]: Truck-Lite Co., LLC, ECCO Holdings Corp., and Clarience Technologies, LLC, Class A common units
Fair Value		$ 4,023,900
Amortized Cost		4,023,900
Investment, Identifier [Axis]: Truck-Lite Co., LLC, ECCO Holdings Corp., and Clarience Technologies, LLC, First lien senior secured loan
Fair Value		97,810,000
Amortized Cost		$ 96,437,400
Coupon		8.48%
Investment, Identifier [Axis]: Truck-Lite Co., LLC, ECCO Holdings Corp., and Clarity Technologies Holdings, LP
Total revolving and delayed draw loan commitments		$ 63,991,500
Less: funded commitments		(99,500)
Total net unfunded revolving loan commitments		63,892,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		63,892,000
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC
Total revolving and delayed draw loan commitments			$ 7,531,400
Less: funded commitments			0
Total net unfunded revolving loan commitments			7,531,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			7,531,400
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC, Class A common units
Fair Value			2,767,700
Amortized Cost			2,636,000
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC, First lien senior secured loan
Fair Value			34,571,400
Amortized Cost			$ 33,891,700
Coupon			10.27%
Investment, Identifier [Axis]: Trucordia Insurance Holdings, LLC, First lien senior secured loan
Fair Value		11,801,200
Amortized Cost		$ 11,936,000
Coupon		6.97%
Investment, Identifier [Axis]: Truist Insurance Holdings, LLC
Total revolving and delayed draw loan commitments			$ 4,792,200
Less: funded commitments			0
Total net unfunded revolving loan commitments			4,792,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			4,792,200
Investment, Identifier [Axis]: Truist Insurance Holdings, LLC and McGriff Insurance Services, LLC
Total revolving and delayed draw loan commitments		$ 4,792,200
Less: funded commitments		0
Total net unfunded revolving loan commitments		4,792,200
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		4,792,200
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P.
Total revolving and delayed draw loan commitments		1,311,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,311,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,311,300
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., Common units
Fair Value		435,000
Amortized Cost		448,200
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., First lien senior secured loan 1
Fair Value		3,825,900
Amortized Cost		$ 3,779,600
Coupon		8.42%
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., First lien senior secured loan 2
Fair Value		$ 11,225,800
Amortized Cost		$ 11,114,400
Coupon		8.17%
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., Limited partnership interest
Fair Value		$ 3,465,400
Amortized Cost		2,152,000
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC
Total revolving and delayed draw loan commitments		2,606,100
Less: funded commitments		(651,500)
Total net unfunded revolving loan commitments		1,954,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,954,600
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC , Membership interests
Fair Value		485,600
Amortized Cost		485,600
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC, First lien senior secured loan
Fair Value		34,422,100
Amortized Cost		$ 34,434,700
Coupon		8.50%
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC, First lien senior secured revolving loan
Fair Value		$ 625,500
Amortized Cost		$ 626,400
Coupon		8.50%
Investment, Identifier [Axis]: UKG Inc. and Hamp;F Unite Partners, L.P., First lien senior secured loan
Fair Value		$ 49,121,300
Amortized Cost		$ 49,119,700
Coupon		6.34%
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC
Total revolving and delayed draw loan commitments		$ 3,993,900	2,210,200
Less: funded commitments		(159,800)	(70,700)
Total net unfunded revolving loan commitments		3,834,100	2,139,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		3,834,100	2,139,500
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Common units 1
Fair Value		3,767,200	2,906,300
Amortized Cost		3,179,000	3,179,000
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Common units 2
Fair Value		244,100	188,300
Amortized Cost		173,000	173,000
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, First lien senior secured loan
Fair Value		13,491,500	2,514,000
Amortized Cost		$ 13,342,000	$ 2,458,400
Coupon		8.42%	9.58%
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, First lien senior secured revolving loan
Fair Value			$ 0
Amortized Cost			0
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Senior preferred units
Fair Value		$ 1,158,800
Amortized Cost		1,158,800
Investment, Identifier [Axis]: USALCO, LLC
Total revolving and delayed draw loan commitments		859,600	2,434,800
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		859,600	2,434,800
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		859,600	2,434,800
Investment, Identifier [Axis]: USALCO, LLC, First lien senior secured loan
Fair Value		8,288,800	23,779,500
Amortized Cost		$ 8,309,000	$ 23,592,800
Coupon		7.22%	8.36%
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 1
Fair Value		$ 64,241,800	$ 41,624,200
Amortized Cost		$ 64,118,200	$ 41,740,800
Coupon		5.92%	6.58%
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 2
Fair Value		$ 24,705,700	$ 13,711,400
Amortized Cost		$ 24,682,300	$ 13,742,900
Coupon		5.92%	6.58%
Investment, Identifier [Axis]: Ultra Clean Holdings, Inc., First lien senior secured loan
Fair Value			$ 5,932,600
Amortized Cost			$ 5,892,300
Coupon			7.61%
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP
Total revolving and delayed draw loan commitments		$ 1,963,100	$ 6,742,400
Less: funded commitments		0	(228,900)
Total net unfunded revolving loan commitments		1,963,100	6,513,500
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0	0
Total net unfunded revolving and delayed draw loan commitments		1,963,100	6,513,500
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, Class A interests
Fair Value		169,400	127,300
Amortized Cost		100,000	100,000
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured loan
Fair Value		15,224,700	10,566,500
Amortized Cost		$ 15,024,600	$ 10,342,400
Coupon		9.51%	10.08%
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured revolving loan
Fair Value			$ 228,900
Amortized Cost			$ 194,900
Coupon			10.14%
Investment, Identifier [Axis]: United Talent Agency LLC, First lien senior secured loan
Fair Value		$ 14,989,000	$ 11,985,600
Amortized Cost		$ 14,889,600	$ 11,896,200
Coupon		6.75%	8.20%
Investment, Identifier [Axis]: Unity Purchaser, LLC and Unity Ultimate Holdings, LP
Total revolving and delayed draw loan commitments		$ 9,674,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		9,674,600
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		9,674,600
Investment, Identifier [Axis]: Unity Purchaser, LLC and Unity Ultimate Holdings, LP, Class A-1 units
Fair Value		2,198,600
Amortized Cost		2,271,000
Investment, Identifier [Axis]: Unity Purchaser, LLC and Unity Ultimate Holdings, LP, First lien senior secured loan
Fair Value		13,828,900
Amortized Cost		$ 13,646,900
Coupon		8.42%
Investment, Identifier [Axis]: University Support Services LLC, First lien senior secured loan
Fair Value		$ 15,563,500	$ 34,032,800
Amortized Cost		$ 16,111,400	$ 33,887,300
Coupon		6.47%	7.11%
Investment, Identifier [Axis]: UserZoom Technologies, Inc., First lien senior secured loan
Fair Value		$ 621,700	$ 628,100
Amortized Cost		$ 624,400	$ 621,400
Coupon		11.63%	12.75%
Investment, Identifier [Axis]: VOYA 2021-3, Collaterized loan obligation 1
Fair Value		$ 2,536,100
Amortized Cost		$ 2,500,000
Coupon		9.80%
Investment, Identifier [Axis]: VOYA 2021-3, Collaterized loan obligation 2
Fair Value		$ 1,907,000
Amortized Cost		$ 1,875,000
Coupon		8.15%
Investment, Identifier [Axis]: VOYA 2022-3, Collaterized loan obligation
Fair Value			$ 2,050,600
Amortized Cost			$ 2,000,000
Coupon			9.12%
Investment, Identifier [Axis]: VOYA 2024-1, Collaterized loan obligation
Fair Value		$ 1,697,800	$ 1,728,400
Amortized Cost		$ 1,741,400	$ 1,743,900
Coupon		10.55%	11.31%
Investment, Identifier [Axis]: VOYA 2024-2, Collaterized loan obligation
Fair Value		$ 2,524,400
Amortized Cost		$ 2,414,400
Coupon		9.93%
Investment, Identifier [Axis]: VOYA 2025-1, Collaterized loan obligation
Fair Value		$ 5,127,600
Amortized Cost		$ 5,192,900
Coupon		8.48%
Investment, Identifier [Axis]: VOYA 2025-2, Collaterized loan obligation 1
Fair Value		$ 3,561,100
Amortized Cost		$ 3,441,300
Coupon		10.15%
Investment, Identifier [Axis]: VOYA 2025-2, Collaterized loan obligation 2
Fair Value		$ 10,346,300
Amortized Cost		$ 10,666,900
Coupon		14.62%
Investment, Identifier [Axis]: VOYA 2025-3, Collaterized loan obligation
Fair Value		$ 3,014,600
Amortized Cost		$ 3,000,000
Coupon		9.73%
Investment, Identifier [Axis]: VOYA 2025-4, Collaterized loan obligation
Fair Value		$ 6,826,800
Amortized Cost		$ 6,800,000
Coupon		9.00%
Investment, Identifier [Axis]: VS Buyer, LLC, First lien senior secured loan
Fair Value			$ 7,608,700
Amortized Cost			$ 7,544,400
Coupon			7.12%
Investment, Identifier [Axis]: Vamos Bidco, Inc.
Total revolving and delayed draw loan commitments		$ 8,234,900
Total net unfunded revolving loan commitments		8,234,900
Total net unfunded revolving and delayed draw loan commitments		8,234,900
Investment, Identifier [Axis]: Vamos Bidco, Inc., First lien senior secured loan
Fair Value		14,883,700
Amortized Cost		$ 14,903,500
Coupon		8.42%
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l.
Total revolving and delayed draw loan commitments		$ 1,622,400	$ 1,659,600
Less: funded commitments			0
Total net unfunded revolving loan commitments		1,622,400	1,659,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments		1,622,400	1,659,600
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l. , Private asset-backed investment
Fair Value		259,300
Amortized Cost		$ 235,700
Coupon		8.73%
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l. , Vantage Data Centers Europe S.a r.l. , Private asset-backed investment
Fair Value		$ 2,262,600
Amortized Cost		$ 2,056,500
Coupon		8.63%
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l., Private asset-backed investment
Fair Value			1,995,600
Amortized Cost			$ 2,029,400
Coupon			9.61%
Investment, Identifier [Axis]: Varsity Brands Holding Co., Inc., Hercules Achievement, Inc. and BCPE Hercules Holdings, LP, First lien senior secured loan
Fair Value		$ 35,868,800	$ 71,066,200
Amortized Cost		$ 35,713,900	$ 70,749,500
Coupon		6.67%	8.27%
Investment, Identifier [Axis]: Vector Capital IV, L.P.
Total revolving and delayed draw loan commitments		$ 291,500
Less: funded commitments		(256,400)
Total net unfunded revolving loan commitments		35,100
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		35,100
Investment, Identifier [Axis]: Vector Capital IV, L.P., Limited partnership interest
Fair Value		256,400
Amortized Cost		198,700
Investment, Identifier [Axis]: Vector Capital VI, L.P.
Total revolving and delayed draw loan commitments		98,300
Less: funded commitments		(47,900)
Total net unfunded revolving loan commitments		50,400
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		50,400
Investment, Identifier [Axis]: Vector Capital VI, L.P., Limited partnership interest
Fair Value		47,900
Amortized Cost		49,500
Investment, Identifier [Axis]: Venture Global Plaquemines Lng LLC, First lien senior secured loan 1
Fair Value		7,502,100
Amortized Cost		$ 7,537,500
Coupon		6.14%
Investment, Identifier [Axis]: Venture Global Plaquemines Lng LLC, First lien senior secured loan 2
Fair Value		$ 939,200
Amortized Cost		$ 942,800
Coupon		5.94%
Investment, Identifier [Axis]: Verde Purchaser LLC, First lien senior secured loan
Fair Value			$ 6,998,400
Amortized Cost			$ 6,947,500
Coupon			8.83%
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC
Total revolving and delayed draw loan commitments		$ 13,092,500	$ 15,299,600
Less: funded commitments		(821,600)	(2,616,100)
Total net unfunded revolving loan commitments		12,270,900	12,683,500
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		(10,138,800)	0
Total net unfunded revolving and delayed draw loan commitments		2,132,100	12,683,500
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, Class B common units
Fair Value		227,000	661,600
Amortized Cost		351,000	351,000
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan
Fair Value		30,370,500
Amortized Cost		33,562,300
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 1
Fair Value			31,424,200
Amortized Cost			$ 31,048,500
Coupon			10.13%
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 2
Fair Value			$ 266,100
Amortized Cost			$ 204,400
Coupon			9.50%
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured revolving loan
Fair Value		585,300	$ 2,616,100
Amortized Cost		$ 770,400	$ 2,554,400
Coupon		9.67%	10.12%
Investment, Identifier [Axis]: Vestar Capital Partners VII, L.P.
Total revolving and delayed draw loan commitments		$ 2,990,200
Less: funded commitments		(1,960,300)
Total net unfunded revolving loan commitments		1,029,900
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		1,029,900
Investment, Identifier [Axis]: Vestar Capital Partners VII, L.P., Limited partnership interest
Fair Value		1,960,300
Amortized Cost		1,889,700
Investment, Identifier [Axis]: VetPartners Group Limited
Total revolving and delayed draw loan commitments		9,868,800
Total net unfunded revolving loan commitments		9,868,800
Total net unfunded revolving and delayed draw loan commitments		9,868,800
Investment, Identifier [Axis]: VetPartners Group Limited, First lien senior secured loan 1
Fair Value		48,905,100
Amortized Cost		$ 48,175,600
Coupon		9.54%
Investment, Identifier [Axis]: VetPartners Group Limited, First lien senior secured loan 2
Fair Value		$ 3,133,500
Amortized Cost		$ 3,086,800
Coupon		7.61%
Investment, Identifier [Axis]: VetPartners Group Limited, First lien senior secured loan 3
Fair Value		$ 2,576,800
Amortized Cost		$ 2,421,900
Coupon		14.22%
Investment, Identifier [Axis]: Viant Medical Holdings, Inc., First lien senior secured loan
Fair Value			$ 26,616,900
Amortized Cost			$ 26,229,800
Coupon			8.60%
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P.
Total revolving and delayed draw loan commitments		$ 22,541,600	$ 18,651,000
Less: funded commitments		(966,200)	(1,012,600)
Total net unfunded revolving loan commitments		21,575,400	17,638,400
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments		21,575,400	17,638,400
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured loan
Fair Value		66,856,700	49,350,600
Amortized Cost		$ 66,606,700	$ 49,377,600
Coupon		8.19%	9.08%
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured revolving loan
Fair Value		$ 909,600	$ 922,400
Amortized Cost		$ 898,100	$ 948,500
Coupon		8.23%	8.26%
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., Partnership units
Fair Value		$ 8,212,300	$ 1,913,600
Amortized Cost		3,547,900	1,809,900
Investment, Identifier [Axis]: Victory Buyer LLC, First lien senior secured loan
Fair Value			13,989,600
Amortized Cost			$ 13,947,200
Coupon			8.22%
Investment, Identifier [Axis]: Viper Bidco, Inc.
Total revolving and delayed draw loan commitments		8,632,900	$ 4,259,300
Less: funded commitments			0
Total net unfunded revolving loan commitments		8,632,900	4,259,300
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments		8,632,900	4,259,300
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan
Fair Value			14,779,400
Amortized Cost			$ 14,781,800
Coupon			9.52%
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan 1
Fair Value		16,075,200	$ 8,547,700
Amortized Cost		$ 15,949,300	$ 8,613,000
Coupon		8.42%	9.70%
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan 2
Fair Value		$ 9,194,800
Amortized Cost		$ 8,540,100
Coupon		8.47%
Investment, Identifier [Axis]: Vista Equity Partners Fund V-A, L.P.
Total revolving and delayed draw loan commitments		$ 1,135,500
Less: funded commitments		(883,200)
Total net unfunded revolving loan commitments		252,300
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		252,300
Investment, Identifier [Axis]: Vista Equity Partners Fund V-A, L.P., Limited partnership interest
Fair Value		883,200
Amortized Cost		768,500
Investment, Identifier [Axis]: Vista Higher Learning, LLC
Total revolving and delayed draw loan commitments		1,000
Total net unfunded revolving loan commitments		1,000
Total net unfunded revolving and delayed draw loan commitments		1,000
Investment, Identifier [Axis]: Vista Higher Learning, LLC, First lien senior secured loan
Fair Value		27,447,200
Amortized Cost		$ 27,460,700
Coupon		8.46%
Investment, Identifier [Axis]: Vista Higher Learning, LLC, First lien senior secured loan 1
Fair Value		$ 1,000
Amortized Cost		$ 1,000
Coupon		7.21%
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC
Total revolving and delayed draw loan commitments			$ 604,500
Less: funded commitments			(800)
Total net unfunded revolving loan commitments			603,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			(603,500)
Total net unfunded revolving and delayed draw loan commitments			200
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 1
Fair Value		$ 29,762,100	306,100
Amortized Cost		$ 29,783,200	288,000
Coupon		8.87%
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 2
Fair Value			2,310,800
Amortized Cost			7,370,800
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured revolving loan
Fair Value			800
Amortized Cost			$ 800
Coupon			9.69%
Investment, Identifier [Axis]: Voldex Entertainment Limited, First lien senior secured loan
Fair Value		$ 18,600
Amortized Cost		$ 18,300
Coupon		10.94%
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC
Total revolving and delayed draw loan commitments		$ 18,109,300	$ 22,325,900
Less: funded commitments		(8,036,300)	(7,238,700)
Total net unfunded revolving loan commitments		10,073,000	15,087,200
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments		10,073,000	15,087,200
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, Class A common units
Fair Value		539,900	0
Amortized Cost		0	0
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, Class A preferred units
Fair Value		1,397,900	1,097,200
Amortized Cost		1,397,900	1,266,400
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured loan
Fair Value		30,915,300	22,736,900
Amortized Cost		$ 30,553,400	$ 22,634,900
Coupon		8.42%	9.58%
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan 1
Fair Value		$ 5,982,400
Amortized Cost		$ 5,894,800
Coupon		7.67%
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan 2
Fair Value		$ 1,994,100
Amortized Cost		$ 1,877,300
Coupon		9.75%
Investment, Identifier [Axis]: W.S. Connelly and; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan
Fair Value			$ 7,039,300
Amortized Cost			$ 6,928,000
Coupon			8.33%
Investment, Identifier [Axis]: WCAS XIII, L.P.
Total revolving and delayed draw loan commitments		$ 2,128,700
Less: funded commitments		(1,740,200)
Total net unfunded revolving loan commitments		388,500
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		388,500
Investment, Identifier [Axis]: WCAS XIII, L.P., Limited partnership interest
Fair Value		1,740,200
Amortized Cost		874,100
Investment, Identifier [Axis]: WCG Purchaser Corp., First lien senior secured loan
Fair Value		14,933,600
Amortized Cost		$ 14,850,100
Coupon		6.72%
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P.
Total revolving and delayed draw loan commitments			$ 194,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			194,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			194,600
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., First lien senior secured loan
Fair Value			4,414,200
Amortized Cost			$ 4,321,700
Coupon			10.78%
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., Limited partnership interest
Fair Value		$ 752,100
Amortized Cost		731,600
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., Limited partnership interests
Fair Value			$ 676,900
Amortized Cost			731,600
Investment, Identifier [Axis]: WCP Bridge Fund, L.P.
Total revolving and delayed draw loan commitments		778,700
Less: funded commitments		(347,900)
Total net unfunded revolving loan commitments		430,800
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		430,800
Investment, Identifier [Axis]: WCP Bridge Fund, L.P., Limited partnership interest
Fair Value		347,900
Amortized Cost		87,600
Investment, Identifier [Axis]: WEC US Holdings Ltd., First lien senior secured loan
Fair Value		68,117,100	34,763,100
Amortized Cost		$ 67,872,800	$ 34,748,200
Coupon		5.87%	6.80%
Investment, Identifier [Axis]: WEHPK 2022-1, Collaterized loan obligation
Fair Value		$ 5,177,000
Amortized Cost		$ 5,300,000
Coupon		9.35%
Investment, Identifier [Axis]: WILDPK 2024-1, Collaterized loan obligation
Fair Value		$ 1,127,900	$ 1,142,600
Amortized Cost		$ 1,117,500	$ 1,117,500
Coupon		9.63%	10.33%
Investment, Identifier [Axis]: WIN Waste Innovations Holdings Inc., First lien senior secured loan
Fair Value		$ 25,126,600
Amortized Cost		$ 25,111,100
Coupon		6.58%
Investment, Identifier [Axis]: WONPK 2025-1, Collaterized loan obligation
Fair Value		$ 3,367,700
Amortized Cost		$ 3,350,000
Coupon		9.22%
Investment, Identifier [Axis]: WPCG Aspire Holdings, LLC
Total revolving and delayed draw loan commitments		$ 33,337,400
Total net unfunded revolving loan commitments		33,337,400
Total net unfunded revolving and delayed draw loan commitments		33,337,400
Investment, Identifier [Axis]: WPCG Aspire Holdings, LLC, Private asset-backed investment
Fair Value		10,963,800
Amortized Cost		$ 11,006,800
Coupon		11.50%
Investment, Identifier [Axis]: WRE Sports Investments LLC
Total revolving and delayed draw loan commitments		$ 6,935,500	$ 8,806,700
Less: funded commitments			0
Total net unfunded revolving loan commitments		6,935,500	8,806,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions		(6,935,500)	0
Total net unfunded revolving and delayed draw loan commitments			8,806,700
Investment, Identifier [Axis]: WRE Sports Investments LLC, First lien senior secured loan
Fair Value		38,217,800	33,393,300
Amortized Cost		$ 37,555,300	$ 33,473,100
Coupon		11.00%	11.00%
Investment, Identifier [Axis]: WU Holdco, Inc.
Total revolving and delayed draw loan commitments		$ 3,388,200
Less: funded commitments		(91,000)
Total net unfunded revolving loan commitments		3,297,200
Total net unfunded revolving and delayed draw loan commitments		3,297,200
Investment, Identifier [Axis]: WU Holdco, Inc., First lien senior secured loan
Fair Value		9,795,600
Amortized Cost		$ 9,751,600
Coupon		8.42%
Investment, Identifier [Axis]: WU Holdco, Inc., First lien senior secured revolving loan
Fair Value		$ 79,700
Amortized Cost		$ 75,500
Coupon		8.44%
Investment, Identifier [Axis]: Wand Newco 3, Inc., First lien senior secured loan
Fair Value		$ 69,533,200	$ 58,462,600
Amortized Cost		$ 69,465,400	$ 58,277,900
Coupon		6.22%	7.61%
Investment, Identifier [Axis]: Wash Multifamily Parent Inc, First lien senior secured loan
Fair Value		$ 2,027,600
Amortized Cost		$ 2,024,900
Coupon		6.97%
Investment, Identifier [Axis]: Watt Holdco Limited
Total revolving and delayed draw loan commitments		$ 400,800	$ 606,800
Less: funded commitments			0
Total net unfunded revolving loan commitments		400,800	606,800
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments		400,800	606,800
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 1
Fair Value		3,223,300	2,789,300
Amortized Cost		$ 3,012,200	$ 2,889,400
Coupon		7.32%	8.84%
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 2
Fair Value		$ 1,703,700	$ 1,373,800
Amortized Cost		$ 1,593,700	$ 1,423,100
Coupon		8.98%	10.70%
Investment, Identifier [Axis]: Waystar Technologies, Inc., First lien senior secured loan
Fair Value		$ 28,823,800	$ 13,301,700
Amortized Cost		$ 28,648,900	$ 13,261,200
Coupon		5.72%	6.59%
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP
Total revolving and delayed draw loan commitments		$ 22,350,700	$ 18,826,700
Less: funded commitments		(1,189,700)	(1,189,700)
Total net unfunded revolving loan commitments		21,161,000	17,637,000
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments		21,161,000	17,637,000
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, Class A-2 preferred units
Fair Value		2,518,500	2,188,100
Amortized Cost		2,203,300	$ 2,203,300
Coupon			8.00%
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured loan
Fair Value		45,452,100	$ 51,464,700
Amortized Cost		$ 45,092,900	$ 50,999,300
Coupon		8.42%	9.33%
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured revolving loan
Fair Value		$ 1,189,700	$ 1,189,700
Amortized Cost		$ 1,125,700	$ 1,111,200
Coupon		8.42%	9.33%
Investment, Identifier [Axis]: Wellington-Altus Financial Inc.
Total revolving and delayed draw loan commitments		$ 1,308,400	$ 1,115,300
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		1,308,400	1,115,300
Less: commitments substantially at discretion of the Fund		0	0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments		1,308,400	1,115,300
Investment, Identifier [Axis]: Wellington-Altus Financial Inc. 1
Total revolving and delayed draw loan commitments			2,768,100
Less: funded commitments			0
Total net unfunded revolving loan commitments			2,768,100
Less: commitments substantially at discretion of the Fund			0
Total net unfunded revolving and delayed draw loan commitments			2,768,100
Investment, Identifier [Axis]: Wellington-Altus Financial Inc. 1 | Total net unfunded revolving and delayed draw loan commitments
Total revolving and delayed draw loan commitments		1,169,200
Less: funded commitments		(250,500)
Total net unfunded revolving loan commitments		918,700
Total net unfunded revolving and delayed draw loan commitments		918,700
Investment, Identifier [Axis]: Wellington-Altus Financial Inc., Common stock
Fair Value		3,883,100	1,631,400
Amortized Cost		2,614,200	1,559,000
Investment, Identifier [Axis]: Wellington-Altus Financial Inc., First lien senior secured loan
Fair Value		824,600	782,700
Amortized Cost		$ 817,100	$ 823,200
Coupon		7.55%	9.11%
Investment, Identifier [Axis]: Wellspring Capital Partners VI (Onshore), L.P.
Total revolving and delayed draw loan commitments		$ 1,874,600
Less: funded commitments		(1,514,200)
Total net unfunded revolving loan commitments		360,400
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		360,400
Investment, Identifier [Axis]: Wellspring Capital Partners VI (Onshore), L.P., Limited partnership interest
Fair Value		1,514,200
Amortized Cost		1,869,200
Investment, Identifier [Axis]: Werner Finco LP, First lien senior secured loan
Fair Value		92,774,800
Amortized Cost		$ 91,500,000
Coupon		9.21%
Investment, Identifier [Axis]: Wharf Street Ratings Acquisition LLC
Total revolving and delayed draw loan commitments		$ 6,069,200
Total net unfunded revolving loan commitments		6,069,200
Total net unfunded revolving and delayed draw loan commitments		6,069,200
Investment, Identifier [Axis]: Wharf Street Ratings Acquisition LLC, First lien senior secured loan
Fair Value		24,948,700
Amortized Cost		$ 24,909,900
Coupon		8.47%
Investment, Identifier [Axis]: Whatabrands LLC, First lien senior secured loan
Fair Value		$ 55,847,800	$ 13,416,500
Amortized Cost		$ 55,566,000	$ 13,402,500
Coupon		6.22%	6.86%
Investment, Identifier [Axis]: White Cap Supply Holdings, LLC, First lien senior secured loan
Fair Value			$ 1,301,100
Amortized Cost			$ 1,300,000
Coupon			7.61%
Investment, Identifier [Axis]: WhiteWater Matterhorn Holdings, LLC, First lien senior secured loan
Fair Value		$ 7,020,700
Amortized Cost		$ 7,006,800
Coupon		6.31%
Investment, Identifier [Axis]: WideOpenWest Finance, LLC, First lien senior secured loan
Fair Value		$ 106,900	$ 3,389,600
Amortized Cost		$ 105,800	$ 3,228,300
Coupon		11.17%	11.55%
Investment, Identifier [Axis]: Wilbur-Ellis Holdings II LLC
Total revolving and delayed draw loan commitments		$ 19,274,300
Less: funded commitments		(5,316,800)
Total net unfunded revolving loan commitments		13,957,500
Total net unfunded revolving and delayed draw loan commitments		13,957,500
Investment, Identifier [Axis]: Wilbur-Ellis Holdings II LLC, First lien senior secured revolving loan
Fair Value		5,027,700
Amortized Cost		$ 5,058,000
Coupon		8.00%
Investment, Identifier [Axis]: William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), First lien senior secured loan
Fair Value			$ 39,695,200
Amortized Cost			$ 39,669,700
Coupon			7.22%
Investment, Identifier [Axis]: Wind Point Partners VIII-A, L.P.
Total revolving and delayed draw loan commitments		$ 982,100
Less: funded commitments		(568,200)
Total net unfunded revolving loan commitments		413,900
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		413,900
Investment, Identifier [Axis]: Wind Point Partners VIII-A, L.P., Limited partnership interest
Fair Value		568,200
Amortized Cost		702,600
Investment, Identifier [Axis]: WorkWave Intermediate II, LLC
Total revolving and delayed draw loan commitments		24,719,200
Less: funded commitments		(1,545,000)
Total net unfunded revolving loan commitments		23,174,200
Total net unfunded revolving and delayed draw loan commitments		23,174,200
Investment, Identifier [Axis]: WorkWave Intermediate II, LLC, First lien senior secured loan
Fair Value		178,317,000
Amortized Cost		$ 178,394,900
Coupon		9.94%
Investment, Identifier [Axis]: WorkWave Intermediate II, LLC, First lien senior secured revolving loan
Fair Value		$ 1,297,800
Amortized Cost		$ 1,306,800
Coupon		9.44%
Investment, Identifier [Axis]: World Insurance Associates, LLC and World Associates Holdings, LLC
Total revolving and delayed draw loan commitments		$ 3,206,500	$ 7,927,600
Less: funded commitments			0
Total net unfunded revolving loan commitments		3,206,500	7,927,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments		3,206,500	7,927,600
Investment, Identifier [Axis]: World Insurance Associates, LLC and World Associates Holdings, LLC, First lien senior secured loan
Fair Value		15,580,000	17,072,400
Amortized Cost		$ 15,471,600	$ 16,891,200
Coupon		8.67%	10.08%
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P.
Total revolving and delayed draw loan commitments		$ 847,500	$ 847,500
Less: funded commitments		(174,100)	(56,800)
Total net unfunded revolving loan commitments		673,400	790,700
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments		673,400	790,700
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P. 1
Total revolving and delayed draw loan commitments		5,600	5,600
Less: funded commitments		0	0
Total net unfunded revolving loan commitments		5,600	5,600
Less: commitments substantially at discretion of the Fund		0	0
Total net unfunded revolving and delayed draw loan commitments		5,600	5,600
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., Common units
Fair Value			11,700
Amortized Cost		50,300	50,300
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured loan
Fair Value		6,887,000	7,463,000
Amortized Cost		$ 7,799,200	$ 7,538,200
Coupon		11.59%	10.50%
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured revolving loan
Fair Value		$ 16,900
Amortized Cost		$ 114,200
Coupon		10.61%
Investment, Identifier [Axis]: Wrench Group LLC, First lien senior secured loan
Fair Value			$ 52,424,900
Amortized Cost			$ 53,586,900
Coupon			8.59%
Investment, Identifier [Axis]: Xplor T1, LLC, First lien senior secured loan
Fair Value		$ 38,823,900	$ 16,250,500
Amortized Cost		$ 38,713,200	$ 16,123,000
Coupon		7.29%	7.83%
Investment, Identifier [Axis]: Zayo Group Holdings, Inc., First lien senior secured loan
Fair Value		$ 20,234,400	$ 23,282,300
Amortized Cost		$ 20,322,700	$ 22,657,900
Coupon		6.83%	7.47%
Investment, Identifier [Axis]: Zayo Group Holdings, Inc., Senior subordinated loan
Fair Value		$ 3,086,200
Amortized Cost		$ 3,086,600
Coupon		5.75%
Investment, Identifier [Axis]: Zelis Cost Management Buyer, Inc., First lien senior secured loan
Fair Value			$ 5,965,800
Amortized Cost			$ 5,948,900
Coupon			7.11%
Investment, Identifier [Axis]: Zelis Payments Buyer, Inc., First lien senior secured loan
Fair Value			$ 65,413,100
Amortized Cost			$ 64,968,700
Coupon			7.61%
Investment, Identifier [Axis]: Zelis Payments Buyer, Inc., First lien senior secured loan 1
Fair Value		$ 11,267,000
Amortized Cost		$ 11,345,900
Coupon		7.08%
Investment, Identifier [Axis]: Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P.
Total revolving and delayed draw loan commitments		$ 4,958,700
Total net unfunded revolving loan commitments		4,958,700
Total net unfunded revolving and delayed draw loan commitments		4,958,700
Investment, Identifier [Axis]: Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P. 1
Total revolving and delayed draw loan commitments		312,600
Less: funded commitments		0
Total net unfunded revolving loan commitments		312,600
Less: commitments substantially at discretion of the Fund		0
Total net unfunded revolving and delayed draw loan commitments		312,600
Investment, Identifier [Axis]: Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P., First lien senior secured loan
Fair Value		10,583,200
Amortized Cost		$ 10,589,500
Coupon		8.42%
Investment, Identifier [Axis]: Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P., Limited partnership interest
Fair Value		$ 1,379,400
Amortized Cost		1,390,700
Investment, Identifier [Axis]: Zinc Buyer Corporation
Total revolving and delayed draw loan commitments			$ 19,265,600
Less: funded commitments			0
Total net unfunded revolving loan commitments			19,265,600
Less: commitments substantially at discretion of the Fund			0
Less: unavailable commitments due to borrowing base or other covenant restrictions			0
Total net unfunded revolving and delayed draw loan commitments			19,265,600
Investment, Identifier [Axis]: Zinc Buyer Corporation and Marmic Fire amp; Safety Co., Inc.
Total revolving and delayed draw loan commitments		12,192,500
Total net unfunded revolving loan commitments		12,192,500
Total net unfunded revolving and delayed draw loan commitments		12,192,500
Investment, Identifier [Axis]: Zinc Buyer Corporation and Marmic Fire amp; Safety Co., Inc., First lien senior secured loan
Fair Value		51,880,400
Amortized Cost		$ 51,505,900
Coupon		8.42%
Investment, Identifier [Axis]: Zinc Buyer Corporation, First lien senior secured loan
Fair Value			50,771,600
Amortized Cost			$ 50,848,600
Coupon			9.08%
Investment, Identifier [Axis]: ZocDoc, Inc.
Fair Value			$ 32,500,000
Total revolving and delayed draw loan commitments		$ 12,914,800
Total net unfunded revolving loan commitments		12,914,800
Total net unfunded revolving and delayed draw loan commitments		12,914,800
Amortized Cost			$ 31,146,500
Coupon			11.02%
Investment, Identifier [Axis]: ZocDoc, Inc., First lien senior secured loan 1
Fair Value		30,146,400
Amortized Cost		$ 29,898,200
Coupon		9.12%
Investment, Identifier [Axis]: ZocDoc, Inc., First lien senior secured loan 2
Fair Value		$ 1,000
Amortized Cost		$ 1,000
Coupon		7.37%
Investment, Identifier [Axis]: Zuffa Guarantor LLC, First lien senior secured loan
Fair Value			$ 30,129,600
Amortized Cost			$ 29,962,800
Coupon			6.77%
Investment, Identifier [Axis]: Zuora, Inc., First lien senior secured loan
Fair Value			$ 19,900,000
Amortized Cost			$ 19,900,000
Coupon			7.83%
Investment, Identifier [Axis]: athenahealth Group Inc., First lien senior secured loan
Fair Value		$ 91,825,400	$ 54,483,900
Amortized Cost		$ 91,266,900	$ 53,703,900
Coupon		6.47%	7.61%
Investment, Identifier [Axis]: eResearch Technology, Inc., First lien senior secured loan
Fair Value			$ 73,444,300
Amortized Cost			$ 72,289,600
Coupon			8.36%
Investment, Identifier [Axis]: eResearch Technology, Inc., Second lien senior secured loan
Fair Value			$ 8,904,500
Amortized Cost			$ 8,506,100
Coupon			12.46%
Investment, Identifier [Axis]: eResearchTechnology, Inc. and Astorg VII Co-Invest ERT
Total revolving and delayed draw loan commitments		$ 18,726,000
Less: funded commitments		0
Total net unfunded revolving loan commitments		18,726,000
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		18,726,000
Investment, Identifier [Axis]: eResearchTechnology, Inc. and Astorg VII Co-Invest ERT, First lien senior secured loan
Fair Value		77,899,000
Amortized Cost		$ 77,234,800
Coupon		8.47%
Investment, Identifier [Axis]: iCapital, Inc., Common stock
Fair Value		$ 26,157,000
Amortized Cost		24,864,000
Investment, Identifier [Axis]: pH Beauty Holdings III, Inc.
Total revolving and delayed draw loan commitments		1,663,300
Less: funded commitments		0
Total net unfunded revolving loan commitments		1,663,300
Less: commitments substantially at discretion of the Fund		0
Less: unavailable commitments due to borrowing base or other covenant restrictions		0
Total net unfunded revolving and delayed draw loan commitments		1,663,300
Investment, Identifier [Axis]: pH Beauty Holdings III, Inc., First lien senior secured loan
Fair Value		12,775,700
Amortized Cost		$ 12,694,200
Coupon		8.78%

[1]	See accompanying notes to consolidated financial statements.